UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2010

                     Date of reporting period: June 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.22%
APPAREL & ACCESSORY STORES: 1.69%
    119,835   VF CORPORATION                                                                                      $  8,529,855
                                                                                                                  ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.69%
     13,000   NVR INCORPORATED+<<                                                                                    8,515,390
                                                                                                                  ------------

BUSINESS SERVICES: 7.25%
    203,800   CINTAS CORPORATION<<                                                                                   4,885,086
    178,410   FISERV INCORPORATED+<<                                                                                 8,146,201
    166,505   MANPOWER INCORPORATED                                                                                  7,189,686
    478,500   OMNICOM GROUP INCORPORATED                                                                            16,412,550

                                                                                                                    36,633,523
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS: 2.53%
    301,600   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       12,793,872
                                                                                                                  ------------

COMMERCIAL SERVICES: 2.00%
    676,300   WESTERN UNION COMPANY                                                                                 10,083,633
                                                                                                                  ------------

COSMETICS, PERSONAL CARE: 5.19%
    350,900   AVON PRODUCTS INCORPORATED<<                                                                           9,298,850
    215,000   COLGATE-PALMOLIVE COMPANY<<                                                                           16,933,400

                                                                                                                    26,232,250
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS: 6.83%
    686,900   BANK OF AMERICA CORPORATION                                                                            9,870,753
    275,700   JPMORGAN CHASE & COMPANY                                                                              10,093,377
    429,700   STATE STREET CORPORATION                                                                              14,532,454

                                                                                                                    34,496,584
                                                                                                                  ------------

DIVERSIFIED MANUFACTURING: 1.77%
    619,800   GENERAL ELECTRIC COMPANY                                                                               8,937,516
                                                                                                                  ------------

EATING & DRINKING PLACES: 4.20%
    213,700   DARDEN RESTAURANTS INCORPORATED                                                                        8,302,245
    196,400   MCDONALD'S CORPORATION                                                                                12,936,868

                                                                                                                    21,239,113
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES: 2.27%
    385,300   REPUBLIC SERVICES INCORPORATED                                                                        11,454,969
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.00%
  1,564,100   FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                   8,758,960
    446,600   MOLEX INCORPORATED CLASS A                                                                             6,899,970
    378,100   TYCO ELECTRONICS LIMITED                                                                               9,596,178

                                                                                                                    25,255,108
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.98%
    241,700   ILLINOIS TOOL WORKS INCORPORATED                                                                       9,977,376
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS: 2.32%
    186,700   DIAGEO PLC ADR<<                                                                                      11,713,558
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                          VALUE
GENERAL MERCHANDISE STORES: 2.27%
    241,900   KOHL'S CORPORATION+<<                                                                               $ 11,490,250
                                                                                                                  ------------

HEALTH SERVICES: 1.41%
    211,600   CARDINAL HEALTH INCORPORATED                                                                           7,111,876
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES: 2.12%
    134,500   BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                            10,718,305
                                                                                                                  ------------

HOUSEHOLD PRODUCTS, WARE: 3.09%
    296,000   AVERY DENNISON CORPORATION                                                                             9,510,480
    149,200   HENKEL AG & COMPANY KGAA ADR<<                                                                         6,102,280

                                                                                                                    15,612,760
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.65%

    242,900   DOVER CORPORATION                                                                                     10,150,791
    126,400   EATON CORPORATION<<                                                                                    8,271,616

                                                                                                                    18,422,407
                                                                                                                  ------------

INSURANCE CARRIERS: 6.46%

    244,300   ALLSTATE CORPORATION                                                                                   7,018,739
    144,300   AXIS CAPITAL HOLDINGS LIMITED                                                                          4,288,596
    166,100   CHUBB CORPORATION<<                                                                                    8,306,661
    433,200   WILLIS GROUP HOLDINGS LIMITED                                                                         13,017,660

                                                                                                                    32,631,656
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.79%
     63,900   BECTON DICKINSON & COMPANY<<                                                                           4,320,918
    297,800   QUEST DIAGNOSTICS INCORPORATED                                                                        14,821,506
                                                                                                                    19,142,424
                                                                                                                  ------------

MEDICAL PRODUCTS: 2.01%
    250,480   BAXTER INTERNATIONAL INCORPORATED<<                                                                   10,179,507
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.85%
    265,130   TYCO INTERNATIONAL LIMITED                                                                             9,340,530
                                                                                                                  ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.01%
    178,700   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            10,166,243
                                                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.69%
    469,400   AMERICAN EXPRESS COMPANY                                                                              18,635,180
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.60%
    138,100   CHEVRON CORPORATION                                                                                    9,371,466
    331,700   EXXON MOBIL CORPORATION                                                                               18,930,119

                                                                                                                    28,301,585
                                                                                                                  ------------

PHARMACEUTICALS: 2.98%
    254,600   JOHNSON & JOHNSON                                                                                     15,036,676
                                                                                                                  ------------

SEMICONDUCTORS: 1.68%
    222,450   LAM RESEARCH CORPORATION+                                                                              8,466,447
                                                                                                                  ------------

SOFTWARE: 1.75%
    384,550   MICROSOFT CORPORATION                                                                                  8,848,496
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

SHARES        SECURITY NAME                                                                                          VALUE
TELECOMMUNICATIONS: 2.57%
    628,100   VODAFONE GROUP PLC ADR<<                                                                            $ 12,982,827
                                                                                                                  ------------

TRAVEL & RECREATION: 2.32%
    387,700   CARNIVAL CORPORATION                                                                                  11,724,048
                                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS: 2.25%
    187,400   KIMBERLY-CLARK CORPORATION<<                                                                          11,362,062
                                                                                                                  ------------

TOTAL COMMON STOCKS (COST $532,350,881)                                                                            486,036,026
                                                                                                                  ------------

                                                                                DIVIDEND YIELD
PREFERRED STOCKS: 2.01%
    209,200   HENKEL AG & COMPANY  KGAA ADR (HOUSEHOLD PRODUCTS, WARES)              1.42%                          10,167,120

TOTAL PREFERRED STOCKS (COST $9,384,607)                                                                            10,167,120
                                                                                                                  ------------

SHORT-TERM INVESTMENTS: 17.79%

PRINCIPAL                                                                       INTEREST RATE     MATURITY DATE
CORPORATE BONDS & NOTES: 0.41%
 $1,842,333   GRYPHON FUNDING LIMITED(a)(i)(v)                                       0.00          08/05/2010          739,545
  2,397,968   VFNC CORPORATION+/-(a)(i)++(v)                                         0.35          09/29/2011        1,342,862

                                                                                                                     2,082,407
                                                                                                                  ------------

SHARES                                                                              YIELD
INVESTMENT COMPANIES: 17.38%
  7,108,278   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                         0.28                            7,108,278
 80,692,860   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)          0.35                           80,692,860

                                                                                                                    87,801,138
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $89,366,765)                                                                     89,883,545
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $631,102,253)*                                     116.02%                                                   586,086,691

OTHER ASSETS AND LIABILITIES, NET                        (16.02)                                                   (80,947,447)
                                                         ------                                                   ------------

TOTAL NET ASSETS                                         100.00%                                                  $505,139,244
                                                         ------                                                   ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $644,114,811 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                  $ 17,900,003
GROSS UNREALIZED DEPRECIATION                   (75,928,123)
                                               ------------
NET UNREALIZED DEPRECIATION                    $(58,028,120)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 95.35%

APPAREL & ACCESSORY STORES: 3.58%
        54,000   GAP INCORPORATED                                                                                 $     1,050,840
        48,700   LIMITED BRANDS INCORPORATED                                                                            1,074,809

                                                                                                                        2,125,649
                                                                                                                  ---------------

AUTO & TRUCKS: 2.20%
       129,500   FORD MOTOR COMPANY+<<                                                                                  1,305,360
                                                                                                                  ---------------

BIOTECHNOLOGY: 1.87%
        23,500   LIFE TECHNOLOGIES CORPORATION+<<                                                                       1,110,375
                                                                                                                  ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.86%
        39,295   HOME DEPOT INCORPORATED                                                                                1,103,011
                                                                                                                  ---------------

CHEMICALS: 2.16%
        28,890   SCOTTS MIRACLE-GRO COMPANY                                                                             1,283,005
                                                                                                                  ---------------

COMMUNICATIONS: 2.06%
       233,200   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                      1,224,300
                                                                                                                  ---------------

COMPUTER TECHNOLOGIES: 6.26%
         5,010   APPLE INCORPORATED+                                                                                    1,260,165
        26,970   HEWLETT-PACKARD COMPANY                                                                                1,167,262
        10,470   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,292,836

                                                                                                                        3,720,263
                                                                                                                  ---------------

DATA SERVICES: 2.17%
        34,500   NETAPP INCORPORATED+                                                                                   1,287,195
                                                                                                                  ---------------

EATING & DRINKING PLACES: 1.82%
         7,900   CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                   1,080,799
                                                                                                                  ---------------

EDUCATIONAL SERVICES: 1.31%
         9,360   ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                                 777,067
                                                                                                                  ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.92%
       102,675   EL PASO CORPORATION                                                                                    1,140,719
                                                                                                                  ---------------

ELECTRONIC: 2.02%
        66,700   GENTEX CORPORATION                                                                                     1,199,266
                                                                                                                  ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.41%
        25,300   HARRIS CORPORATION                                                                                     1,053,745
        68,400   JABIL CIRCUIT INCORPORATED                                                                               909,720
        94,800   JDS UNIPHASE CORPORATION+<<                                                                              932,832
        25,700   TECH DATA CORPORATION+<<                                                                                 915,434

                                                                                                                        3,811,731
                                                                                                                  ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.63%
        23,400   ILLINOIS TOOL WORKS INCORPORATED                                                                         965,952
                                                                                                                  ---------------

FOOD & KINDRED PRODUCTS: 1.94%
        70,300   TYSON FOODS INCORPORATED CLASS A                                                                       1,152,217
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
FOOD STORES: 1.84%
        30,300    WHOLE FOODS MARKET INCORPORATED+                                                                $     1,091,406
                                                                                                                  ---------------

GENERAL MERCHANDISE STORES: 1.85%
        22,935    WAL-MART STORES INCORPORATED                                                                          1,102,485
                                                                                                                  ---------------

HEALTH SERVICES: 4.81%
        31,220    EXPRESS SCRIPTS INCORPORATED+                                                                         1,467,964
        26,600    VALEANT PHARMACEUTICALS INTERNATIONAL<<                                                               1,390,914

                                                                                                                        2,858,878
                                                                                                                  ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.07%
        15,555    3M COMPANY                                                                                            1,228,689
        17,700    EATON CORPORATION<<                                                                                   1,158,288
        21,200    JOY GLOBAL INCORPORATED                                                                               1,061,908
        28,100    OIL STATES INTERNATIONAL INCORPORATED+                                                                1,112,198
        21,900    TORO COMPANY                                                                                          1,075,728
        31,200    WESTERN DIGITAL CORPORATION+<<                                                                          940,992

                                                                                                                        6,577,803
                                                                                                                  ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.81%
        21,900    ROCKWELL AUTOMATION INCORPORATED                                                                      1,075,071
                                                                                                                  ---------------

MEDIA - COMMUNICATION: 1.83%
        32,000    DIRECTV+                                                                                              1,085,440
                                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES: 1.93%
        22,000    VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                  1,150,160
                                                                                                                  ---------------

METAL MINING: 1.65%
        16,620    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     982,741
                                                                                                                  ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.84%
        15,600    FEDEX CORPORATION                                                                                     1,093,716
                                                                                                                  ---------------

NETWORKING: 1.94%
        54,055    CISCO SYSTEMS INCORPORATED+                                                                           1,151,912
                                                                                                                  ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 5.91%
        31,700    AMERICAN EXPRESS COMPANY                                                                              1,258,490
        30,700    CAPITAL ONE FINANCIAL CORPORATION<<                                                                   1,237,210
         5,105    MASTERCARD INCORPORATED                                                                               1,018,601

                                                                                                                        3,514,301
                                                                                                                  ---------------

OIL & GAS EXTRACTION: 4.43%
        31,815    NEWFIELD EXPLORATION COMPANY+                                                                         1,554,481
        26,800    SM ENERGY COMPANY                                                                                     1,076,288

                                                                                                                        2,630,769
                                                                                                                  ---------------

PHARMACEUTICALS: 2.01%
        20,200   PERRIGO COMPANY                                                                                        1,193,214
                                                                                                                  ---------------

RAILROAD TRANSPORTATION: 1.80%
        21,600   CSX CORPORATION                                                                                        1,072,008
                                                                                                                  ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 2.26%
        31,900   SANDISK CORPORATION+                                                                                   1,342,033
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                        VALUE
SEMICONDUCTORS: 1.85%
        56,600   INTEL CORPORATION                                                                                $     1,100,870
                                                                                                                  ---------------

SOFTWARE: 5.61%
        35,145   BMC SOFTWARE INCORPORATED+                                                                             1,217,071
        39,000   MICROSOFT CORPORATION                                                                                    897,390
        19,500   VMWARE INCORPORATED+                                                                                   1,220,505

                                                                                                                        3,334,966
                                                                                                                  ---------------

WHOLESALE TRADE-DURABLE GOODS: 1.70%
        41,800   AVNET INCORPORATED+<<                                                                                  1,007,798
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $54,424,519)                                                                                 56,652,480
                                                                                                                  ---------------

SHORT-TERM INVESTMENTS: 17.94%

PRINCIPAL                                                                      INTEREST RATE    MATURITY DATE
CORPORATE BONDS & NOTES: 0.78%
      $411,126   GRYPHON FUNDING LIMITED(a)(i)(v)                                   0.00%         08/05/2010              164,944
       534,828   VFNC CORPORATION+/-(a)(i)++(v)                                     0.35          09/29/2011              299,504

                                                                                                                          464,448
                                                                                                                  ---------------

SHARES                                                                             YIELD
INVESTMENT COMPANIES: 17.16%
       774,624   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                     0.28                                  774,624
     9,419,159   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)      0.35                                9,419,159

                                                                                                                       10,193,783
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,542,971)                                                                        10,658,231
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $64,967,490)*                                     113.29%                                                        67,310,711

OTHER ASSETS AND LIABILITIES, NET                       (13.29)                                                        (7,892,328)
                                                       -------                                                    ---------------

TOTAL NET ASSETS                                        100.00%                                                   $    59,418,383
                                                       -------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)   INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $65,683,154 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                   $ 4,870,592
GROSS UNREALIZED DEPRECIATION                    (3,243,035)
                                                -----------
NET UNREALIZED APPRECIATION                     $ 1,627,557

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 98.00%

AMUSEMENT & RECREATION SERVICES: 0.95%
        10,100   LIFE TIME FITNESS INCORPORATED+<<                                                                $       321,079
                                                                                                                  ---------------

ANTHRACITE MINING: 0.62%
         7,970   LOGMEIN INCORPORATED+                                                                                    209,053
                                                                                                                  ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.06%
         3,800   LULULEMON ATHLETICA INCORPORATED+<<                                                                      141,436
         6,000   WARNACO GROUP INCORPORATED+                                                                              216,840

                                                                                                                          358,276
                                                                                                                  ---------------

BIOPHARMACEUTICALS: 3.04%
         8,800   ACORDA THERAPEUTICS INCORPORATED+<<                                                                      273,768
        14,800   ALEXION PHARMACEUTICALS INCORPORATED+                                                                    757,612

                                                                                                                        1,031,380
                                                                                                                  ---------------

BUSINESS SERVICES: 7.97%
        43,030   ARIBA INCORPORATED+                                                                                      685,468
        15,410   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      657,699
        18,830   GLOBAL CASH ACCESS INCORPORATED+                                                                         135,764
        39,620   GSE SYSTEMS INCORPORATED+<<                                                                              160,857
         5,030   MEDASSETS INCORPORATED+<<                                                                                116,092
         5,310   MERCADOLIBRE INCORPORATED+                                                                               279,041
        43,000   PERFICIENT INCORPORATED+                                                                                 383,130
         4,200   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                              280,476

                                                                                                                        2,698,527
                                                                                                                  ---------------

CASINO & GAMING: 2.51%
         2,880   BALLY TECHNOLOGIES INCORPORATED+                                                                          93,283
        19,260   WMS INDUSTRIES INCORPORATED+<<                                                                           755,955

                                                                                                                          849,238
                                                                                                                  ---------------

COMMERCIAL SERVICES: 3.31%

        41,410   SUCCESSFACTORS INCORPORATED+<<                                                                           860,914
         8,800   WRIGHT EXPRESS CORPORATION+                                                                              261,360

                                                                                                                        1,122,274
                                                                                                                  ---------------

COMMUNICATIONS: 6.15%
        40,500   ARUBA NETWORKS INCORPORATED+<<                                                                           576,720
        12,960   ASIAINFO HOLDINGS INCORPORATED+<<                                                                        283,306
         9,970   DG FASTCHANNEL INCORPORATED+<<                                                                           324,823
        52,400   LOOPNET INCORPORATED+                                                                                    646,092
        13,200   SOURCEFIRE INCORPORATED+<<                                                                               250,800

                                                                                                                        2,081,741
                                                                                                                  ---------------

COMPUTER DATA SECURITY: 0.61%
        12,600   FORTINET INCORPORATED+                                                                                   207,144
                                                                                                                  ---------------

COMPUTER TECHNOLOGIES: 1.59%
        78,500   LIVEPERSON INCORPORATED+                                                                                 538,510
                                                                                                                  ---------------

E-COMMERCE/SERVICES: 1.86%
        21,920   GSI COMMERCE INCORPORATED+<<                                                                             631,296
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
EDUCATIONAL SERVICES: 1.75%
         8,020   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                        $       350,474
         2,970   CAPELLA EDUCATION COMPANY+                                                                               241,610

                                                                                                                          592,084
                                                                                                                  ---------------

ELECTRICAL PRODUCTS: 1.68%
        34,090   HARBIN ELECTRIC INCORPORATED+<<                                                                          567,599
                                                                                                                  ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.54%
        19,390   BALDOR ELECTRIC COMPANY<<                                                                                699,591
       144,500   ENTROPIC COMMUNICATIONS INCORPORATED+                                                                    916,130
        17,350   MAXLINEAR INCORPORATED+                                                                                  242,553
        48,400   MONOLITHIC POWER SYSTEMS+                                                                                864,424
        19,700   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                    535,840
         8,700   OSI SYSTEMS INCORPORATED+                                                                                241,599
        14,470   POLYPORE INTERNATIONAL INCORPORATED+                                                                     329,048
         6,500   REGAL-BELOIT CORPORATION                                                                                 362,570
         3,200   SILICON LABORATORIES INCORPORATED+                                                                       129,792
         7,300   SOLERA HOLDINGS INCORPORATED<<                                                                           264,260

                                                                                                                        4,585,807
                                                                                                                  ---------------

ENERGY: 0.82%
         8,800   ENERNOC INCORPORATED+<<                                                                                  276,672
                                                                                                                  ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.14%
        47,100   EXACT SCIENCES CORPORATION+<<                                                                            207,240
         7,500   ICF INTERNATIONAL INCORPORATED+                                                                          179,475

                                                                                                                          386,715
                                                                                                                  ---------------

ENVIRONMENTAL CONTROL: 0.30%
        22,100   SHARPS COMPLIANCE CORPORATION+                                                                           101,660
                                                                                                                  ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.66%
        60,400   MUELLER WATER PRODUCTS INCORPORATED                                                                      224,084
                                                                                                                  ---------------

FINANCIAL SERVICES: 0.05%
           550   CBOE HOLDINGS INCORPORATED+                                                                               17,903
                                                                                                                  ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.69%
        16,420   ORION MARINE GROUP INCORPORATED+                                                                         233,164
                                                                                                                  ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.27%
        18,400   HHGREGG INCORPORATED+<<                                                                                  429,088
                                                                                                                  ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.76%
        75,740   ALTRA HOLDINGS INCORPORATED+                                                                             986,135
         5,100   ARCSIGHT INCORPORATED+                                                                                   114,189
        32,010   ENTEGRIS INCORPORATED+                                                                                   127,080
         3,500   MERU NETWORKS INCORPORATED+<<                                                                             41,510
         8,160   RIVERBED TECHNOLOGY INCORPORATED+                                                                        225,379
         8,700   SUPER MICRO COMPUTER INCORPORATED+                                                                       117,450

                                                                                                                        1,611,743
                                                                                                                  ---------------

LEISURE, SPORTING & RECREATION: 2.33%
        10,460   DICK'S SPORTING GOODS INCORPORATED+<<                                                                    260,349

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
LEISURE, SPORTING & RECREATION (continued)
        22,120   HIBBETT SPORTS INCORPORATED+<<                                                                   $       529,995

                                                                                                                          790,344
                                                                                                                  ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.45%
        14,800   ARTHROCARE CORPORATION+                                                                                  453,620
         6,350   BADGER METER INCORPORATED<<                                                                              245,682
        41,300   DEXCOM INCORPORATED+<<                                                                                   477,428
        30,670   EV3 INCORPORATED+                                                                                        687,315
        12,190   MASIMO CORPORATION<<                                                                                     290,244
         1,420   METTLER-TOLEDO INTERNATIONAL INCORPORATED+<<                                                             158,515
        38,600   NXSTAGE MEDICAL INCORPORATED+                                                                            572,824
        13,200   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                      459,888
         5,700   VEECO INSTRUMENTS INCORPORATED+<<                                                                        195,396

                                                                                                                        3,540,912
                                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES: 1.32%
        17,040   CONCEPTUS INCORPORATED+<<                                                                                265,483
         5,110   NUVASIVE INCORPORATED+<<                                                                                 181,201

                                                                                                                          446,684
                                                                                                                  ---------------

MEDICAL PRODUCTS: 1.85%
        28,760   VOLCANO CORPORATION+<<                                                                                   627,543
                                                                                                                  ---------------

MOTION PICTURES: 1.49%
        34,550   IMAX CORPORATION+                                                                                        504,430
                                                                                                                  ---------------

OIL & GAS EXPLORATION: 1.62%
        42,800   NORTHERN OIL & GAS INCORPORATED+                                                                         549,552
                                                                                                                  ---------------

OIL & GAS EXTRACTION: 2.15%
        40,300   BRIGHAM EXPLORATION COMPANY+<<                                                                           619,814
         7,500   OASIS PETROLEUM INCORPORATED+                                                                            108,750

                                                                                                                          728,564
                                                                                                                  ---------------

PERSONAL SERVICES: 0.68%
         5,400   COINSTAR INCORPORATED+<<                                                                                 232,038
                                                                                                                  ---------------

PHARMACEUTICALS: 3.64%
        99,100   AKORN INCORPORATED+                                                                                      294,327
        10,290   CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                  355,005
        12,000   MAP PHARMACEUTICALS INCORPORATED+<<                                                                      157,440
         5,800   SXC HEALTH SOLUTIONS CORPORATION+                                                                        424,850

                                                                                                                        1,231,622
                                                                                                                  ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.15%

         8,180   ROVI CORPORATION+                                                                                        310,104
        38,736   SHUTTERFLY INCORPORATED+                                                                                 928,115
        17,830   VISTAPRINT NV+<<                                                                                         846,747

                                                                                                                        2,084,966
                                                                                                                  ---------------

RETAIL FOOD: 1.58%
         7,100   PANERA BREAD COMPANY+                                                                                    534,559
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
RETAIL-DRUG STORES: 0.87%
        11,500   VITAMIN SHOPPE INCORPORATED+                                                                     $       294,975
                                                                                                                  ---------------

RETAIL-SPECIAL LINE: 1.38%
        19,700   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                                         466,102
                                                                                                                  ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.78%
        47,490   GFI GROUP INCORPORATED                                                                                   264,994
                                                                                                                  ---------------

SOCIAL SERVICES: 0.31%
         3,030   ALMOST FAMILY INCORPORATED+                                                                              105,838
                                                                                                                  ---------------

SOFTWARE: 2.16%
        19,650   DYNAVOX INCORPORATED+                                                                                    314,597
        22,040   PROS HOLDINGS INCORPORATED+                                                                              143,260
        17,050   SOLARWINDS INCORPORATED+                                                                                 273,482

                                                                                                                          731,339
                                                                                                                  ---------------

TRANSPORTATION BY AIR: 1.25%
         9,900   ALLEGIANT TRAVEL COMPANY                                                                                 422,631
                                                                                                                  ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.66%
         9,200   TRACTOR SUPPLY COMPANY                                                                                   560,924
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $27,948,350)                                                                                 33,193,054
                                                                                                                  ---------------

SHORT-TERM INVESTMENTS: 31.40%

PRINCIPAL                                                                      INTEREST RATE    MATURITY DATE
CORPORATE BONDS & NOTES: 2.65%
    $  795,832   GRYPHON FUNDING LIMITED(a)(i)(v)                                   0.00%         08/05/2010              319,288
     1,035,287   VFNC CORPORATION+/-(a)(i)++(v)                                     0.35          09/29/2011              579,761

                                                                                                                          899,049
                                                                                                                  ---------------

SHARES                                                                             YIELD
INVESTMENT COMPANIES: 28.75%
       444,463   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                     0.28                                  444,463

     9,291,526   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)      0.35                                9,291,526

                                                                                                                        9,735,989
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,411,925)                                                                        10,635,038
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $38,360,275)*                                     129.40%                                                        43,828,092

OTHER ASSETS AND LIABILITIES, NET                       (29.40)                                                        (9,957,994)
                                                       -------                                                    ---------------

TOTAL NET ASSETS                                        100.00%                                                   $    33,870,098
                                                       -------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EMERGING GROWTH PORTFOLIO

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)   INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $39,042,063 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                  $ 5,794,514
GROSS UNREALIZED DEPRECIATION                   (1,008,485)
                                               -----------
NET UNREALIZED APPRECIATION                    $ 4,786,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.46%

APPAREL & ACCESSORY STORES: 1.00%
        12,909   VF CORPORATION                                                                                   $       918,863
                                                                                                                  ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.10%
        35,994   HOME DEPOT INCORPORATED                                                                                1,010,352
                                                                                                                  ---------------

CHEMICALS & ALLIED PRODUCTS: 3.18%
        18,373   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,190,754
        49,933   E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,727,182

                                                                                                                        2,917,936
                                                                                                                  ---------------

COMMUNICATIONS: 5.68%
       113,157   AT&T INCORPORATED                                                                                      2,737,268
        34,979   SYMANTEC CORPORATION+                                                                                    485,509
         4,639   TIME WARNER CABLE INCORPORATED<<                                                                         241,599
        62,422   VERIZON COMMUNICATIONS INCORPORATED                                                                    1,749,064

                                                                                                                        5,213,440
                                                                                                                  ---------------

COMPUTER TECHNOLOGIES: 3.27%
        38,289   HEWLETT-PACKARD COMPANY                                                                                1,657,148
        10,835   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,337,906

                                                                                                                        2,995,054
                                                                                                                  ---------------

COSMETICS, PERSONAL CARE: 1.28%
         5,083   COLGATE-PALMOLIVE COMPANY<<                                                                              400,337
        12,967   PROCTER & GAMBLE COMPANY                                                                                 777,761

                                                                                                                        1,178,098
                                                                                                                  ---------------

DEPOSITORY INSTITUTIONS: 13.35%
       181,752   BANK OF AMERICA CORPORATION                                                                            2,611,776
        96,652   BANK OF NEW YORK MELLON CORPORATION                                                                    2,386,338
       104,245   JPMORGAN CHASE & COMPANY                                                                               3,816,409
        28,434   STATE STREET CORPORATION                                                                                 961,638
       110,638   US BANCORP                                                                                             2,472,759

                                                                                                                       12,248,920
                                                                                                                  ---------------

DIVERSIFIED MANUFACTURING: 4.26%
       144,521   GENERAL ELECTRIC COMPANY                                                                               2,083,993
        46,661   HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,821,179

                                                                                                                        3,905,172
                                                                                                                  ---------------

EATING & DRINKING PLACES: 1.31%
        18,303   MCDONALD'S CORPORATION                                                                                 1,205,619
                                                                                                                  ---------------

ELECTRIC, GAS & SANITARY SERVICES: 3.02%
        29,205   DOMINION RESOURCES INCORPORATED                                                                        1,131,402
        11,661   FIRSTENERGY CORPORATION<<                                                                                410,817
         6,850   PG&E CORPORATION<<                                                                                       281,535
        30,317   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             949,832

                                                                                                                        2,773,586
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 2.15%
        37,425   EMERSON ELECTRIC COMPANY                                                                         $     1,635,098
        40,809   NOKIA OYJ ADR<<                                                                                          332,593

                                                                                                                        1,967,691
                                                                                                                  ---------------

FOOD & KINDRED PRODUCTS: 2.53%
        18,155   MCCORMICK & COMPANY INCORPORATED                                                                         689,164
        26,812   PEPSICO INCORPORATED                                                                                   1,634,191

                                                                                                                        2,323,355
                                                                                                                  ---------------

GENERAL MERCHANDISE STORES: 2.72%
        50,676   TARGET CORPORATION<<                                                                                   2,491,739
                                                                                                                  ---------------

HOUSEHOLD PRODUCTS, WARE: 0.82%
        19,210   FORTUNE BRANDS INCORPORATED                                                                              752,648
                                                                                                                  ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.76%
        20,427   3M COMPANY                                                                                             1,613,529
                                                                                                                  ---------------

INSURANCE CARRIERS: 6.02%
        52,070   METLIFE INCORPORATED                                                                                   1,966,163
        22,175   PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,189,911
        48,013   THE TRAVELERS COMPANIES INCORPORATED                                                                   2,364,640

                                                                                                                        5,520,714
                                                                                                                  ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.90%
        12,222   BECTON DICKINSON & COMPANY<<                                                                             826,452
                                                                                                                  ---------------

MEDIA: 0.48%
        15,666   MCGRAW-HILL COMPANIES INCORPORATED                                                                       440,841
                                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES: 1.22%
        30,903   MEDTRONIC INCORPORATED                                                                                 1,120,852
                                                                                                                  ---------------

MISCELLANEOUS RETAIL: 0.85%
        14,264   COSTCO WHOLESALE CORPORATION<<                                                                           782,095
                                                                                                                  ---------------

MOTION PICTURES: 1.57%
        22,550   TIME WARNER INCORPORATED                                                                                 651,921
        24,913   WALT DISNEY COMPANY                                                                                      784,760

                                                                                                                        1,436,681
                                                                                                                  ---------------

NETWORKING: 0.97%
        41,944   CISCO SYSTEMS INCORPORATED+                                                                              893,827
                                                                                                                  ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.45%
        36,585   AMERICAN EXPRESS COMPANY                                                                               1,452,425
        19,622   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      790,767

                                                                                                                        2,243,192
                                                                                                                  ---------------

OIL & GAS EXTRACTION: 2.17%
         3,436   APACHE CORPORATION                                                                                       289,277
        44,792   CHESAPEAKE ENERGY CORPORATION                                                                            938,392
         9,862   OCCIDENTAL PETROLEUM CORPORATION                                                                         760,853

                                                                                                                        1,988,522
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME PORTFOLIO

SHARES              SECURITY NAME                                                                                       VALUE
OIL FIELD EQUIPMENT & SERVICES: 1.66%
          61,893    HALLIBURTON COMPANY                                                                           $     1,519,473
                                                                                                                  ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 12.87%
          53,052    CHEVRON CORPORATION                                                                                 3,600,109
          63,146    CONOCOPHILLIPS                                                                                      3,099,837
          61,663    EXXON MOBIL CORPORATION                                                                             3,519,107
          51,015    MARATHON OIL CORPORATION<<                                                                          1,586,056

                                                                                                                       11,805,109
                                                                                                                  ---------------

PHARMACEUTICALS: 7.06%
          43,966    ABBOTT LABORATORIES                                                                                 2,056,729
          46,958    BRISTOL-MYERS SQUIBB COMPANY                                                                        1,171,133
          20,289    JOHNSON & JOHNSON                                                                                   1,198,268
          27,387    MERCK & COMPANY INCORPORATED                                                                          957,723
          76,900    PFIZER INCORPORATED                                                                                 1,096,594

                                                                                                                        6,480,447
                                                                                                                  ---------------

RETAIL: 0.27%
           7,370    BEST BUY COMPANY INCORPORATED                                                                         249,548
                                                                                                                  ---------------

RETAIL-DRUG STORES: 1.49%
          46,570    CVS CAREMARK CORPORATION                                                                            1,365,432
                                                                                                                  ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.15%
          29,165    AMERIPRISE FINANCIAL INCORPORATED                                                                   1,053,731
                                                                                                                  ---------------

SEMICONDUCTORS: 1.34%
          63,058    INTEL CORPORATION                                                                                   1,226,478
                                                                                                                  ---------------

SOFTWARE: 1.86%
          28,914    MICROSOFT CORPORATION                                                                                 665,311
          48,687    ORACLE CORPORATION                                                                                  1,044,823

                                                                                                                        1,710,134
                                                                                                                  ---------------

TRANSPORTATION EQUIPMENT: 2.21%
          31,215    UNITED TECHNOLOGIES CORPORATION                                                                     2,026,166
                                                                                                                  ---------------

UTILITY - ELECTRIC: 2.49%
          46,922    NEXTERA ENERGY INCORPORATED                                                                         2,287,917
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $92,719,600)                                                                                 88,493,613
                                                                                                                  ---------------

SHORT-TERM INVESTMENTS: 12.07%

PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
CORPORATE BONDS & NOTES: 0.15%
$        118,368    GRYPHON FUNDING LIMITED(a)(i)(v)                                0.00%         08/05/2010               47,489
         153,984    VFNC CORPORATION+/-(a)(i)++(v)                                  0.35          09/29/2011               86,231

                                                                                                                          133,720
                                                                                                                  ---------------

SHARES                                                                               YIELD
INVESTMENT COMPANIES: 11.92%
       3,178,394    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                     0.28                             3,178,394
       7,761,938    WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)      0.35                             7,761,938

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY INCOME PORTFOLIO

                                                                                                                       10,940,332
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,040,868)                                                                        11,074,052
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $103,760,468)*                                    108.53%                                                        99,567,665

OTHER ASSETS AND LIABILITIES, NET                        (8.53)                                                        (7,823,478)
                                                       -------                                                    ---------------

TOTAL NET ASSETS                                        100.00%                                                   $    91,744,187
                                                       -------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)   INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $104,667,168 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                   $ 12,434,312
GROSS UNREALIZED DEPRECIATION                    (17,533,815)
                                                ------------
NET UNREALIZED DEPRECIATION                     $ (5,099,503)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES              SECURITY NAME                                                                                      VALUE
COMMON STOCKS: 99.74%

APPAREL & ACCESSORY STORES: 0.93%
          81,000    PHILLIPS-VAN HEUSEN CORPORATION<<                                                             $     3,747,870
                                                                                                                  ---------------

BIOTECHNOLOGY: 1.78%
         136,000    AMGEN INCORPORATED+                                                                                 7,153,600
                                                                                                                  ---------------

CHEMICALS & ALLIED PRODUCTS: 2.58%
         174,000    CELANESE CORPORATION CLASS A                                                                        4,334,340
          39,000    CF INDUSTRIES HOLDINGS INCORPORATED                                                                 2,474,550
          67,000    EASTMAN CHEMICAL COMPANY                                                                            3,575,120

                                                                                                                       10,384,010
                                                                                                                  ---------------

COAL MINING: 1.06%
         126,000    ALPHA NATURAL RESOURCES INCORPORATED+                                                               4,267,620
                                                                                                                  ---------------

COMMUNICATIONS: 4.66%
          83,600    AT&T INCORPORATED                                                                                   2,022,284
       1,868,000    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                   9,807,000
         247,000    VERIZON COMMUNICATIONS INCORPORATED                                                                 6,920,940

                                                                                                                       18,750,224
                                                                                                                  ---------------

COMPUTER TECHNOLOGIES: 1.82%
         112,100    LEXMARK INTERNATIONAL INCORPORATED+<<                                                               3,702,663
         278,000    SEAGATE TECHNOLOGY                                                                                  3,625,120

                                                                                                                        7,327,783
                                                                                                                  ---------------

DEPARTMENT STORES: 0.96%
         215,500    MACY'S INCORPORATED                                                                                 3,857,450
                                                                                                                  ---------------

DEPOSITORY INSTITUTIONS: 15.51%
       1,225,000    BANK OF AMERICA CORPORATION                                                                        17,603,250
       2,500,000    CITIGROUP INCORPORATED+                                                                             9,400,000
         188,100    COMERICA INCORPORATED<<                                                                             6,927,723
         238,000    FIFTH THIRD BANCORP                                                                                 2,925,020
         259,500    JPMORGAN CHASE & COMPANY                                                                            9,500,295
         800,000    KEYCORP                                                                                             6,152,000
         135,000    PNC FINANCIAL SERVICES GROUP INCORPORATED                                                           7,627,500
         339,000    REGIONS FINANCIAL CORPORATION                                                                       2,230,620

                                                                                                                       62,366,408
                                                                                                                  ---------------

DIVERSIFIED MANUFACTURING: 4.30%
       1,200,000    GENERAL ELECTRIC COMPANY                                                                           17,304,000
                                                                                                                  ---------------

ELECTRIC, GAS & SANITARY SERVICES: 4.76%
         194,000    DTE ENERGY COMPANY                                                                                  8,848,340
         433,000    EL PASO CORPORATION                                                                                 4,810,630
         120,500    QUESTAR CORPORATION                                                                                 5,481,545

                                                                                                                       19,140,515
                                                                                                                  ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.49%
          91,900    COOPER INDUSTRIES PLC<<                                                                             4,043,600
         419,500    LSI LOGIC CORPORATION+<<                                                                            1,929,700

                                                                                                                        5,973,300
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES              SECURITY NAME                                                                                      VALUE
FOOD & KINDRED PRODUCTS: 3.41%
         221,400    DEL MONTE FOODS COMPANY                                                                       $     3,185,946
         129,500    THE COCA-COLA COMPANY                                                                               6,490,540
         245,000    TYSON FOODS INCORPORATED CLASS A                                                                    4,015,550

                                                                                                                       13,692,036
                                                                                                                  ---------------

GENERAL MERCHANDISE STORES: 1.27%
         107,500    KOHL'S CORPORATION+                                                                                 5,106,250
                                                                                                                  ---------------

HEALTH SERVICES: 2.48%
         248,000    AMERISOURCEBERGEN CORPORATION                                                                       7,874,000
          46,300    HUMANA INCORPORATED+                                                                                2,114,521

                                                                                                                        9,988,521
                                                                                                                  ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.00%
          33,500    WHIRLPOOL CORPORATION<<                                                                             2,941,970
          44,000    WILLIAMS-SONOMA INCORPORATED<<                                                                      1,092,080

                                                                                                                        4,034,050
                                                                                                                  ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.56%
         310,500    WYNDHAM WORLDWIDE CORPORATION<<                                                                     6,253,470
                                                                                                                  ---------------

HOUSEHOLD PRODUCTS, WARE: 0.52%
         142,100    NEWELL RUBBERMAID INCORPORATED<<                                                                    2,080,344
                                                                                                                  ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.58%
          59,100    BUCYRUS INTERNATIONAL INCORPORATED CLASS A<<                                                        2,804,295
          79,500    CATERPILLAR INCORPORATED<<                                                                          4,775,565
          33,500    CUMMINS INCORPORATED<<                                                                              2,181,855
          36,000    EATON CORPORATION                                                                                   2,355,840
          67,000    PENTAIR INCORPORATED                                                                                2,157,400
          81,900    STANLEY BLACK & DECKER INCORPORATED<<                                                               4,137,588

                                                                                                                       18,412,543
                                                                                                                  ---------------

INSURANCE CARRIERS: 5.84%
         102,900    AFLAC INCORPORATED                                                                                  4,390,743
         235,000    GENWORTH FINANCIAL INCORPORATED+                                                                    3,071,450
         134,500    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                      2,976,485
          64,000    PRUDENTIAL FINANCIAL INCORPORATED                                                                   3,434,240
         222,000    UNITEDHEALTH GROUP INCORPORATED                                                                     6,304,800
         207,000    XL GROUP PLC                                                                                        3,314,070

                                                                                                                       23,491,788
                                                                                                                  ---------------

MEDIA: 1.12%
         143,000    VIACOM INCORPORATED CLASS B                                                                         4,485,910
                                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES: 0.62%
          68,500    MEDTRONIC INCORPORATED                                                                              2,484,495
                                                                                                                  ---------------

METAL MINING: 2.77%

          88,000    CLIFFS NATURAL RESOURCES INCORPORATED                                                               4,150,080
          80,500    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                 4,759,965
         165,600    GOLD FIELDS LIMITED ADR<<                                                                           2,214,072

                                                                                                                       11,124,117
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES              SECURITY NAME                                                                                      VALUE
MISCELLANEOUS RETAIL: 1.73%
          94,500    COSTCO WHOLESALE CORPORATION<<                                                                $     5,181,435
          58,600    PETSMART INCORPORATED<<                                                                             1,767,962

                                                                                                                        6,949,397
                                                                                                                  ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.87%
         112,500    CAPITAL ONE FINANCIAL CORPORATION<<                                                                 4,533,750
         214,500    DISCOVER FINANCIAL SERVICES                                                                         2,998,710

                                                                                                                        7,532,460
                                                                                                                  ---------------

OFFICE EQUIPMENT: 0.76%
         380,000    XEROX CORPORATION                                                                                   3,055,200
                                                                                                                  ---------------

OIL & GAS EXTRACTION: 6.31%
         300,000    CHESAPEAKE ENERGY CORPORATION                                                                       6,285,000
          75,000    DEVON ENERGY CORPORATION                                                                            4,569,000
         127,000    NEWFIELD EXPLORATION COMPANY+                                                                       6,205,220
         106,000    WHITING PETROLEUM CORPORATION+<<                                                                    8,312,520

                                                                                                                       25,371,740
                                                                                                                  ---------------

PAPER & ALLIED PRODUCTS: 0.53%
          95,000    INTERNATIONAL PAPER COMPANY                                                                         2,149,850
                                                                                                                  ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.56%
         172,000    CHEVRON CORPORATION                                                                                11,671,920
         168,000    HESS CORPORATION                                                                                    8,457,120
         125,000    VALERO ENERGY CORPORATION                                                                           2,247,500

                                                                                                                       22,376,540
                                                                                                                  ---------------

PHARMACEUTICALS: 2.40%
          55,000    JOHNSON & JOHNSON                                                                                   3,248,300
         182,500    MERCK & COMPANY INCORPORATED                                                                        6,382,025

                                                                                                                        9,630,325
                                                                                                                  ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.86%
         256,000    GANNETT COMPANY INCORPORATED<<                                                                      3,445,760
                                                                                                                  ---------------

RAILROAD TRANSPORTATION: 0.99%
          74,500    CANADIAN PACIFIC RAILWAY LIMITED                                                                    3,994,690
                                                                                                                  ---------------

REAL ESTATE DEVELOPING & MANAGEMENT: 0.62%
         183,000    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                      2,490,630
                                                                                                                  ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.16%
          58,000    SIMON PROPERTY GROUP INCORPORATED<<                                                                 4,683,500
          55,050    VORNADO REALTY TRUST                                                                                4,015,898

                                                                                                                        8,699,398
                                                                                                                  ---------------

RENTAL AUTO/EQUIPMENT: 0.67%
         286,000    HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                               2,705,560
                                                                                                                  ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.03%
         226,000    AMERIPRISE FINANCIAL INCORPORATED                                                                   8,165,380
                                                                                                                  ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE PORTFOLIO

SHARES              SECURITY NAME                                                                                      VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 1.05%
         574,500    ADVANCED MICRO DEVICES INCORPORATED+<<                                                        $     4,205,340
                                                                                                                  ---------------

SEMICONDUCTORS: 1.74%
         825,100    MICRON TECHNOLOGY INCORPORATED+<<                                                                   7,005,099
                                                                                                                  ---------------

SOFTWARE: 0.55%
         209,500    ACTIVISION BLIZZARD INCORPORATED<<                                                                  2,197,655
                                                                                                                  ---------------

TOBACCO PRODUCTS: 1.38%
         106,600    REYNOLDS AMERICAN INCORPORATED                                                                      5,555,991
                                                                                                                  ---------------

TRANSPORTATION EQUIPMENT: 2.68%
          92,000    LEAR CORPORATION+                                                                                   6,090,400
         276,500    TEXTRON INCORPORATED<<                                                                              4,692,205

                                                                                                                       10,782,605
                                                                                                                  ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.83%
          92,000    RELIANCE STEEL & ALUMINUM COMPANY                                                                   3,325,800
                                                                                                                  ---------------

TOTAL COMMON STOCKS (COST $405,649,968)                                                                               401,065,724
                                                                                                                  ---------------

SHORT-TERM INVESTMENTS: 20.61%

PRINCIPAL                                                                     INTEREST RATE      MATURITY DATE
CORPORATE BONDS & NOTES: 0.36%
$      1,282,467    GRYPHON FUNDING LIMITED(a)(i)(v)                               0.00%           08/05/2010             514,526
       1,668,345    VFNC CORPORATION+/-(a)(i)++(v)                                 0.35            09/29/2011             934,273

                                                                                                                        1,448,799
                                                                                                                  ---------------

SHARES                                                                                 YIELD
INVESTMENT COMPANIES: 20.25%
       5,113,025    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                      0.28                            5,113,025
      76,333,771    WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)       0.35                           76,333,771

                                                                                                                       81,446,796
                                                                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $82,536,054)                                                                        82,895,595
                                                                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $488,186,022)*                                    120.35%                                                       483,961,319

OTHER ASSETS AND LIABILITIES, NET                       (20.35)                                                       (81,848,246)
                                                       -------                                                    ---------------

TOTAL NET ASSETS                                        100.00%                                                   $   402,113,073
                                                       -------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $489,797,037 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

EQUITY VALUE PORTFOLIO

GROSS UNREALIZED APPRECIATION                          $  20,786,936
GROSS UNREALIZED DEPRECIATION                            (26,622,654)
                                                       -------------
NET UNREALIZED DEPRECIATION                            $  (5,835,718)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 98.95%

AEROSPACE, DEFENSE: 1.36%
          145,905    BOEING COMPANY<<                                                                               $     9,155,539
           74,146    GENERAL DYNAMICS CORPORATION                                                                         4,341,990
           24,062    GOODRICH CORPORATION<<                                                                               1,594,108
           22,248    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                             1,576,048
           59,904    LOCKHEED MARTIN CORPORATION<<                                                                        4,462,848
           73,250    RAYTHEON COMPANY                                                                                     3,544,568

                                                                                                                         24,675,101
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 0.75%
           16,955    ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                  520,349
           58,648    COACH INCORPORATED                                                                                   2,143,584
           86,291    GAP INCORPORATED                                                                                     1,679,223
           51,883    LIMITED BRANDS INCORPORATED                                                                          1,145,058
           74,691    NIKE INCORPORATED CLASS B                                                                            5,045,377
           12,646    POLO RALPH LAUREN CORPORATION                                                                          922,652
           25,036    URBAN OUTFITTERS INCORPORATED+                                                                         860,988
           16,932    VF CORPORATION                                                                                       1,205,220

                                                                                                                         13,522,451
                                                                                                                    ---------------

AUTO & TRUCKS: 0.36%
          654,829    FORD MOTOR COMPANY+<<                                                                                6,600,676
                                                                                                                    ---------------

AUTO PARTS & EQUIPMENT: 0.32%
            5,623    AUTOZONE INCORPORATED+                                                                               1,086,476
          129,310    JOHNSON CONTROLS INCORPORATED                                                                        3,474,560
           26,550    O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                  1,262,718

                                                                                                                          5,823,754
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
           10,185    RYDER SYSTEM INCORPORATED                                                                              409,743
                                                                                                                    ---------------

BIOPHARMACEUTICALS: 0.76%
           88,589    CELGENE CORPORATION+<<                                                                               4,502,093
           14,453    CEPHALON INCORPORATED+<<                                                                               820,208
           51,298    GENZYME CORPORATION+<<                                                                               2,604,399
          171,063    GILEAD SCIENCES INCORPORATED+                                                                        5,864,040

                                                                                                                         13,790,740
                                                                                                                    ---------------

BIOTECHNOLOGY: 0.76%
          184,139    AMGEN INCORPORATED+                                                                                  9,685,711
           51,323    BIOGEN IDEC INCORPORATED+<<                                                                          2,435,276
           35,101    LIFE TECHNOLOGIES CORPORATION+<<                                                                     1,658,522

                                                                                                                         13,779,509
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.08%
           53,213    D.R. HORTON INCORPORATED<<                                                                             523,084
           31,281    LENNAR CORPORATION<<                                                                                   435,119
           61,041    PULTE HOMES INCORPORATED+<<                                                                            505,419

                                                                                                                          1,463,622
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.95%
           25,222    FASTENAL COMPANY<<                                                                                   1,265,892
          323,005    HOME DEPOT INCORPORATED                                                                              9,066,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
          274,727    LOWE'S COMPANIES INCORPORATED                                                                  $     5,609,925
           17,718    SHERWIN-WILLIAMS COMPANY                                                                             1,225,908

                                                                                                                         17,168,475
                                                                                                                    ---------------

BUSINESS SERVICES: 1.09%
           44,108    AUTODESK INCORPORATED+<<                                                                             1,074,471
           96,686    AUTOMATIC DATA PROCESSING INCORPORATED                                                               3,892,578
           75,070    CA INCORPORATED                                                                                      1,381,288
           25,271    CINTAS CORPORATION<<                                                                                   605,746
           35,705    CITRIX SYSTEMS INCORPORATED+                                                                         1,507,822
           29,648    COMPUTER SCIENCES CORPORATION                                                                        1,341,572
           43,255    COMPUWARE CORPORATION+                                                                                 345,175
           24,337    EQUIFAX INCORPORATED                                                                                   682,896
           63,702    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                  1,708,488
           29,335    FISERV INCORPORATED+                                                                                 1,339,436
           94,058    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           670,634
           34,780    IRON MOUNTAIN INCORPORATED<<                                                                           781,159
           24,243    MONSTER WORLDWIDE INCORPORATED+<<                                                                      282,431
           59,004    OMNICOM GROUP INCORPORATED                                                                           2,023,837
           28,839    ROBERT HALF INTERNATIONAL INCORPORATED<<                                                               679,158
           37,945    TOTAL SYSTEM SERVICES INCORPORATED                                                                     516,052
           35,080    VERISIGN INCORPORATED+<<                                                                               931,374

                                                                                                                         19,764,117
                                                                                                                    ---------------

CASINO & GAMING: 0.11%
           57,302    INTERNATIONAL GAME TECHNOLOGY                                                                          899,641
           13,273    WYNN RESORTS LIMITED<<                                                                               1,012,332

                                                                                                                          1,911,973
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 1.73%
           40,819    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                2,645,479
           13,657    CF INDUSTRIES HOLDINGS INCORPORATED                                                                    866,537
          222,000    DOW CHEMICAL COMPANY<<                                                                               5,265,840
          174,163    E.I. DU PONT DE NEMOURS & COMPANY                                                                    6,024,298
           13,915    EASTMAN CHEMICAL COMPANY                                                                               742,504
           44,859    ECOLAB INCORPORATED                                                                                  2,014,618
           13,974    FMC CORPORATION                                                                                        802,527
           15,287    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        648,475
          104,869    MONSANTO COMPANY                                                                                     4,847,045
           31,972    PPG INDUSTRIES INCORPORATED                                                                          1,931,429
           58,810    PRAXAIR INCORPORATED                                                                                 4,468,972
           23,333    SIGMA-ALDRICH CORPORATION<<                                                                          1,162,683

                                                                                                                         31,420,407
                                                                                                                    ---------------

COAL MINING: 0.22%
           43,387    CONSOL ENERGY INCORPORATED                                                                           1,464,745
           19,792    MASSEY ENERGY COMPANY                                                                                  541,311
           51,668    PEABODY ENERGY CORPORATION                                                                           2,021,769

                                                                                                                          4,027,825
                                                                                                                    ---------------

COMMERCIAL SERVICES: 0.25%
           61,831    PAYCHEX INCORPORATED                                                                                 1,605,751
           56,242    SAIC INCORPORATED+<<                                                                                   941,491
          129,202    WESTERN UNION COMPANY                                                                                1,926,402

                                                                                                                          4,473,644
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
COMMUNICATIONS: 3.92%
        1,135,856    AT&T INCORPORATED                                                                              $    27,476,357
           57,745    CENTURYTEL INCORPORATED<<                                                                            1,923,486
          542,384    COMCAST CORPORATION CLASS A                                                                          9,421,210
           50,239    METROPCS COMMUNICATIONS INCORPORATED+                                                                  411,457
          433,237    NEWS CORPORATION CLASS A                                                                             5,181,515
          287,021    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                      1,506,860
           17,261    SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              696,309
          573,027    SPRINT NEXTEL CORPORATION+<<                                                                         2,429,634
          153,566    SYMANTEC CORPORATION+                                                                                2,131,496
           68,047    TIME WARNER CABLE INCORPORATED                                                                       3,543,888
          543,367    VERIZON COMMUNICATIONS INCORPORATED                                                                 15,225,143
           92,863    WINDSTREAM CORPORATION<<                                                                               980,633

                                                                                                                         70,927,988
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 0.07%
           33,085    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                  1,342,258
                                                                                                                    ---------------

COMPUTER TECHNOLOGIES: 5.43%
          174,912    APPLE INCORPORATED+                                                                                 43,995,615
          331,229    DELL INCORPORATED+                                                                                   3,994,622
          448,748    HEWLETT-PACKARD COMPANY                                                                             19,421,813
          246,499    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         30,437,697
           15,090    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                  498,423

                                                                                                                         98,348,170
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.05%
           40,544    QUANTA SERVICES INCORPORATED+<<                                                                        837,234
                                                                                                                    ---------------

CONTAINERS , PACKAGING: 0.05%
           31,709    OWENS-ILLINOIS INCORPORATED+                                                                           838,703
                                                                                                                    ---------------

COSMETICS, PERSONAL CARE: 2.43%
           82,349    AVON PRODUCTS INCORPORATED<<                                                                         2,182,249
           94,277    COLGATE-PALMOLIVE COMPANY                                                                            7,425,257
           23,001    ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                        1,281,846
          553,588    PROCTER & GAMBLE COMPANY                                                                            33,204,208

                                                                                                                         44,093,560
                                                                                                                    ---------------

CRUDE PETROLEUM & NATURAL GAS: 0.11%
           33,567    NOBLE ENERGY INCORPORATED                                                                            2,025,097
                                                                                                                    ---------------

DATA SERVICES: 0.14%
           66,248    NETAPP INCORPORATED+                                                                                 2,471,713
                                                                                                                    ---------------

DEPARTMENT STORES: 0.26%
           45,409    JCPENNEY COMPANY INCORPORATED                                                                          975,385
           81,139    MACY'S INCORPORATED                                                                                  1,452,388
           32,007    NORDSTROM INCORPORATED                                                                               1,030,305
           23,553    ROSS STORES INCORPORATED<<                                                                           1,255,139

                                                                                                                          4,713,217
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 7.77%
        1,928,580    BANK OF AMERICA CORPORATION                                                                         27,713,695
          233,157    BANK OF NEW YORK MELLON CORPORATION                                                                  5,756,646
          133,039    BRANCH BANKING & TRUST CORPORATION                                                                   3,500,256
        4,345,107    CITIGROUP INCORPORATED+                                                                             16,337,602
           33,893    COMERICA INCORPORATED<<                                                                              1,248,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
          152,783    FIFTH THIRD BANCORP                                                                            $     1,877,703
           43,941    FIRST HORIZON NATIONAL CORPORATION+<<                                                                  503,124
           91,101    HUDSON CITY BANCORP INCORPORATED<<                                                                   1,115,076
          137,743    HUNTINGTON BANCSHARES INCORPORATED                                                                     763,096
          764,803    JPMORGAN CHASE & COMPANY                                                                            27,999,438
          168,995    KEYCORP                                                                                              1,299,572
           15,994    M&T BANK CORPORATION<<                                                                               1,358,690
          101,349    MARSHALL & ILSLEY CORPORATION<<                                                                        727,686
           46,489    NORTHERN TRUST CORPORATION<<                                                                         2,171,036
           72,036    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 972,486
          101,119    PNC FINANCIAL SERVICES GROUP INCORPORATED                                                            5,713,224
          229,222    REGIONS FINANCIAL CORPORATION                                                                        1,508,281
           96,442    STATE STREET CORPORATION                                                                             3,261,668
           96,090    SUNTRUST BANKS INCORPORATED                                                                          2,238,897
          368,474    US BANCORP                                                                                           8,235,394
        1,001,520    WELLS FARGO & COMPANY(l)                                                                            25,638,912
           30,806    ZIONS BANCORPORATION                                                                                   664,485

                                                                                                                        140,605,246
                                                                                                                    ---------------

DIVERSIFIED FINANCIAL SERVICES: 0.02%
           35,316    JANUS CAPITAL GROUP INCORPORATED<<                                                                     313,606
                                                                                                                    ---------------

DIVERSIFIED MANUFACTURING: 1.95%
        2,052,291    GENERAL ELECTRIC COMPANY                                                                            29,594,036
          147,279    HONEYWELL INTERNATIONAL INCORPORATED                                                                 5,748,299

                                                                                                                         35,342,335
                                                                                                                    ---------------

E-COMMERCE/SERVICES: 1.87%
           65,965    AMAZON.COM INCORPORATED+                                                                             7,207,336
          218,571    EBAY INCORPORATED+                                                                                   4,286,177
           46,528    GOOGLE INCORPORATED CLASS A+                                                                        20,702,634
            9,119    PRICELINE.COM INCORPORATED+<<                                                                        1,609,868

                                                                                                                         33,806,015
                                                                                                                    ---------------

EATING & DRINKING PLACES: 1.20%
           27,025    DARDEN RESTAURANTS INCORPORATED                                                                      1,049,921
          206,794    MCDONALD'S CORPORATION                                                                              13,621,521
          143,226    STARBUCKS CORPORATION<<                                                                              3,480,392
           89,853    YUM! BRANDS INCORPORATED                                                                             3,507,861

                                                                                                                         21,659,695
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.09%
           24,186    APOLLO GROUP INCORPORATED CLASS A+                                                                   1,027,179
           11,913    DEVRY INCORPORATED                                                                                     625,313

                                                                                                                          1,652,492
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 4.08%
          128,428    AES CORPORATION+                                                                                     1,186,675
           32,597    ALLEGHENY ENERGY INCORPORATED                                                                          674,106
           45,804    AMEREN CORPORATION                                                                                   1,088,761
           92,051    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         2,973,247
           80,044    CENTERPOINT ENERGY INCORPORATED                                                                      1,053,379
           44,191    CMS ENERGY CORPORATION<<                                                                               647,398
           54,201    CONSOLIDATED EDISON INCORPORATED<<                                                                   2,336,063
           38,768    CONSTELLATION ENERGY GROUP INCORPORATED                                                              1,250,268
          114,576    DOMINION RESOURCES INCORPORATED                                                                      4,438,674

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           32,372    DTE ENERGY COMPANY                                                                             $     1,476,487
          252,417    DUKE ENERGY CORPORATION<<                                                                            4,038,672
           62,628    EDISON INTERNATIONAL                                                                                 1,986,560
          135,276    EL PASO CORPORATION                                                                                  1,502,916
           36,388    ENTERGY CORPORATION                                                                                  2,606,109
          126,979    EXELON CORPORATION<<                                                                                 4,821,393
           58,596    FIRSTENERGY CORPORATION<<                                                                            2,064,337
           14,804    INTEGRYS ENERGY GROUP INCORPORATED<<                                                                   647,527
            8,702    NICOR INCORPORATED<<                                                                                   352,431
           53,331    NISOURCE INCORPORATED                                                                                  773,300
           33,830    NORTHEAST UTILITIES                                                                                    861,988
           49,077    NRG ENERGY INCORPORATED+                                                                             1,040,923
           20,432    ONEOK INCORPORATED                                                                                     883,684
           42,906    PEPCO HOLDINGS INCORPORATED                                                                            672,766
           71,574    PG&E CORPORATION<<                                                                                   2,941,691
           20,846    PINNACLE WEST CAPITAL CORPORATION                                                                      757,961
           90,076    PPL CORPORATION                                                                                      2,247,396
           55,201    PROGRESS ENERGY INCORPORATED<<                                                                       2,164,983
           97,256    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         3,047,030
           33,657    QEP RESOURCES INCORPORATED+                                                                          1,037,645
           62,387    REPUBLIC SERVICES INCORPORATED                                                                       1,854,766
           21,799    SCANA CORPORATION                                                                                      779,532
           47,583    SEMPRA ENERGY                                                                                        2,226,409
          124,559    SPECTRA ENERGY CORPORATION<<                                                                         2,499,899
           16,267    STERICYCLE INCORPORATED+<<                                                                           1,066,790
           41,120    TECO ENERGY INCORPORATED<<                                                                             619,678
          158,496    THE SOUTHERN COMPANY                                                                                 5,274,747
           92,848    WASTE MANAGEMENT INCORPORATED<<                                                                      2,905,214
          112,311    WILLIAMS COMPANIES INCORPORATED                                                                      2,053,045
           22,471    WISCONSIN ENERGY CORPORATION<<                                                                       1,140,179
           88,339    XCEL ENERGY INCORPORATED                                                                             1,820,667

                                                                                                                         73,815,296
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.53%
           57,985    ALTERA CORPORATION<<                                                                                 1,438,608
           33,360    AMPHENOL CORPORATION CLASS A                                                                         1,310,381
           57,279    ANALOG DEVICES INCORPORATED                                                                          1,595,793
          144,777    EMERSON ELECTRIC COMPANY                                                                             6,325,307
            9,345    FIRST SOLAR INCORPORATED+<<                                                                          1,063,741
           13,365    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+<<                                                        399,480
           24,957    HARRIS CORPORATION                                                                                   1,039,459
           37,243    JABIL CIRCUIT INCORPORATED                                                                             495,332
           43,161    JDS UNIPHASE CORPORATION+                                                                              424,704
           32,677    KLA-TENCOR CORPORATION                                                                                 911,035
           43,084    LINEAR TECHNOLOGY CORPORATION<<                                                                      1,198,166
          125,641    LSI LOGIC CORPORATION+                                                                                 577,949
           43,714    MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                              431,894
           26,092    MOLEX INCORPORATED<<                                                                                   475,918
           45,761    NATIONAL SEMICONDUCTOR CORPORATION                                                                     615,943
           18,463    NOVELLUS SYSTEMS INCORPORATED+                                                                         468,222
           30,255    ROCKWELL COLLINS INCORPORATED                                                                        1,607,448
           74,058    TELLABS INCORPORATED                                                                                   473,231
          234,942    TEXAS INSTRUMENTS INCORPORATED                                                                       5,469,450
           52,642    XILINX INCORPORATED<<                                                                                1,329,737

                                                                                                                         27,651,798
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.17%
           34,357    FLUOR CORPORATION<<                                                                                  1,460,173
           24,031    JACOBS ENGINEERING GROUP INCORPORATED+                                                                 875,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
           37,812    MOODY'S CORPORATION<<                                                                          $       753,215

                                                                                                                          3,089,078
                                                                                                                    ---------------

ENTERTAINMENT PRODUCTION: 0.11%
           54,650    DISCOVERY COMMUNICATIONS INCORPORATED CLASS C+<<                                                     1,951,552
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.25%
           17,748    BALL CORPORATION                                                                                       937,627
           74,374    ILLINOIS TOOL WORKS INCORPORATED                                                                     3,070,159
           11,113    SNAP-ON INCORPORATED<<                                                                                 454,633

                                                                                                                          4,462,419
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 4.67%
          123,610    ARCHER DANIELS MIDLAND COMPANY<<                                                                     3,191,610
           35,974    CAMPBELL SOUP COMPANY<<                                                                              1,288,948
           62,526    COCA-COLA ENTERPRISES INCORPORATED                                                                   1,616,922
           85,647    CONAGRA FOODS INCORPORATED                                                                           1,997,288
           36,869    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                             575,894
           34,891    DEAN FOODS COMPANY+<<                                                                                  351,352
           47,227    DR PEPPER SNAPPLE GROUP INCORPORATED                                                                 1,765,818
          127,551    GENERAL MILLS INCORPORATED                                                                           4,530,612
           60,788    H.J. HEINZ COMPANY<<                                                                                 2,627,257
           13,318    HORMEL FOODS CORPORATION<<                                                                             539,113
           22,898    JM SMUCKER COMPANY                                                                                   1,378,918
           49,024    KELLOGG COMPANY                                                                                      2,465,907
          335,140    KRAFT FOODS INCORPORATED CLASS A                                                                     9,383,920
           25,466    MCCORMICK & COMPANY INCORPORATED                                                                       966,689
           39,313    MEAD JOHNSON & COMPANY                                                                               1,970,368
           30,328    MOLSON COORS BREWING COMPANY<<                                                                       1,284,694
          310,004    PEPSICO INCORPORATED                                                                                18,894,744
          127,112    SARA LEE CORPORATION<<                                                                               1,792,279
          113,717    SYSCO CORPORATION<<                                                                                  3,248,895
          443,472    THE COCA-COLA COMPANY                                                                               22,226,817
           31,886    THE HERSHEY COMPANY<<                                                                                1,528,296
           58,694    TYSON FOODS INCORPORATED CLASS A                                                                       961,995

                                                                                                                         84,588,336
                                                                                                                    ---------------

FOOD STORES: 0.31%
          124,219    KROGER COMPANY                                                                                       2,445,872
           74,698    SAFEWAY INCORPORATED                                                                                 1,468,563
           40,794    SUPERVALU INCORPORATED<<                                                                               442,207
           32,956    WHOLE FOODS MARKET INCORPORATED+<<                                                                   1,187,075

                                                                                                                          5,543,717
                                                                                                                    ---------------

FORESTRY: 0.08%
           40,675    WEYERHAEUSER COMPANY                                                                                 1,431,760
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.07%
           28,465    LEGGETT & PLATT INCORPORATED                                                                           571,008
           68,951    MASCO CORPORATION<<                                                                                    741,913

                                                                                                                          1,312,921
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 1.90%
           15,456    BIG LOTS INCORPORATED+                                                                                 495,983
           25,964    FAMILY DOLLAR STORES INCORPORATED                                                                      978,583
           59,189    KOHL'S CORPORATION+                                                                                  2,811,478

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
GENERAL MERCHANDISE STORES (continued)
            9,273    SEARS HOLDINGS CORPORATION+<<                                                                  $       599,499
          141,567    TARGET CORPORATION                                                                                   6,960,849
           78,423    TJX COMPANIES INCORPORATED                                                                           3,289,845
          399,328    WAL-MART STORES INCORPORATED                                                                        19,195,697

                                                                                                                         34,331,934
                                                                                                                    ---------------

HEALTH CARE: 0.10%
           31,887    HOSPIRA INCORPORATED+<<                                                                              1,831,908
                                                                                                                    ---------------

HEALTH SERVICES: 1.24%
           54,307    AMERISOURCEBERGEN CORPORATION                                                                        1,724,247
           69,599    CARDINAL HEALTH INCORPORATED                                                                         2,339,222
           28,437    COVENTRY HEALTH CARE INCORPORATED+                                                                     502,766
           19,972    DAVITA INCORPORATED+                                                                                 1,247,052
          105,357    EXPRESS SCRIPTS INCORPORATED+                                                                        4,953,886
           32,716    HUMANA INCORPORATED+                                                                                 1,494,140
           19,991    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                          1,506,322
           52,168    MCKESSON CORPORATION                                                                                 3,503,603
           87,818    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 4,837,015
           83,767    TENET HEALTHCARE CORPORATION+<<                                                                        363,549

                                                                                                                         22,471,802
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 1.54%
           15,951    AVALONBAY COMMUNITIES INCORPORATED                                                                   1,489,345
          318,205    BERKSHIRE HATHAWAY INCORPORATED CLASS B+<<                                                          25,357,756
           31,326    PLUM CREEK TIMBER COMPANY<<                                                                          1,081,687

                                                                                                                         27,928,788
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.17%
           50,605    BED BATH & BEYOND INCORPORATED+<<                                                                    1,876,433
           14,438    WHIRLPOOL CORPORATION<<                                                                              1,267,945

                                                                                                                          3,144,378
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
           49,314    MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                        1,476,461
           36,426    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                   1,509,129
           34,596    WYNDHAM WORLDWIDE CORPORATION<<                                                                        696,763

                                                                                                                          3,682,353
                                                                                                                    ---------------

HOUSEHOLD PRODUCTS, WARE: 0.24%
           21,229    AVERY DENNISON CORPORATION<<                                                                           682,088
           27,073    CLOROX COMPANY<<                                                                                     1,682,858
           29,280    FORTUNE BRANDS INCORPORATED                                                                          1,147,190
           53,476    NEWELL RUBBERMAID INCORPORATED<<                                                                       782,889

                                                                                                                          4,295,025
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.65%
          137,069    3M COMPANY                                                                                          10,827,080
          258,209    APPLIED MATERIALS INCORPORATED                                                                       3,103,672
           82,474    BAKER HUGHES INCORPORATED<<                                                                          3,428,444
           46,941    CAMERON INTERNATIONAL CORPORATION+                                                                   1,526,521
          120,668    CATERPILLAR INCORPORATED<<                                                                           7,248,527
           38,556    CUMMINS INCORPORATED                                                                                 2,511,152
           81,664    DEERE & COMPANY                                                                                      4,547,052
           35,899    DOVER CORPORATION                                                                                    1,500,219

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           32,216    EATON CORPORATION<<                                                                            $     2,108,215
           10,776    FLOWSERVE CORPORATION                                                                                  913,805
           23,372    FMC TECHNOLOGIES INCORPORATED+<<                                                                     1,230,770
           22,473    PALL CORPORATION                                                                                       772,397
           30,955    PARKER HANNIFIN CORPORATION                                                                          1,716,764
           39,892    PITNEY BOWES INCORPORATED<<                                                                            876,028
           47,771    SMITH INTERNATIONAL INCORPORATED                                                                     1,798,578
           30,831    STANLEY BLACK & DECKER INCORPORATED                                                                  1,557,582
           32,082    TERADATA CORPORATION+                                                                                  977,859
           44,053    WESTERN DIGITAL CORPORATION+                                                                         1,328,638

                                                                                                                         47,973,303
                                                                                                                    ---------------

INFORMATION & BUSINESS SERVICES: 0.17%
          226,306    YAHOO! INCORPORATED+                                                                                 3,129,812
                                                                                                                    ---------------

INSURANCE CARRIERS: 3.35%
           81,676    AETNA INCORPORATED<<                                                                                 2,154,613
           90,261    AFLAC INCORPORATED                                                                                   3,851,437
          103,398    ALLSTATE CORPORATION                                                                                 2,970,625
           25,963    AMERICAN INTERNATIONAL GROUP INCORPORATED+<<                                                           894,166
           51,789    AON CORPORATION                                                                                      1,922,408
           21,495    ASSURANT INCORPORATED                                                                                  745,877
           62,813    CHUBB CORPORATION                                                                                    3,141,278
           53,183    CIGNA CORPORATION                                                                                    1,651,864
           31,329    CINCINNATI FINANCIAL CORPORATION<<                                                                     810,481
           94,013    GENWORTH FINANCIAL INCORPORATED+                                                                     1,228,750
           85,367    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       1,889,172
           36,481    LEUCADIA NATIONAL CORPORATION+<<                                                                       711,744
           58,144    LINCOLN NATIONAL CORPORATION                                                                         1,412,318
           67,574    LOEWS CORPORATION                                                                                    2,250,890
          104,039    MARSH & MCLENNAN COMPANIES INCORPORATED                                                              2,346,079
          157,653    METLIFE INCORPORATED                                                                                 5,952,977
           61,459    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                               1,440,599
           89,576    PRUDENTIAL FINANCIAL INCORPORATED                                                                    4,806,648
          128,871    THE PROGRESSIVE CORPORATION                                                                          2,412,465
           95,216    THE TRAVELERS COMPANIES INCORPORATED                                                                 4,689,388
           15,861    TORCHMARK CORPORATION                                                                                  785,278
          218,498    UNITEDHEALTH GROUP INCORPORATED                                                                      6,205,343
           63,976    UNUMPROVIDENT CORPORATION<<                                                                          1,388,279
           82,115    WELLPOINT INCORPORATED+                                                                              4,017,887
           65,757    XL GROUP PLC                                                                                         1,052,770

                                                                                                                         60,733,336
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.40%
           66,906    AGILENT TECHNOLOGIES INCORPORATED+                                                                   1,902,138
           44,852    BECTON DICKINSON & COMPANY<<                                                                         3,032,892
          291,475    BOSTON SCIENTIFIC CORPORATION+<<                                                                     1,690,555
           18,280    C.R. BARD INCORPORATED                                                                               1,417,248
           34,185    CAREFUSION CORPORATION+                                                                                776,000
          101,096    DANAHER CORPORATION                                                                                  3,752,684
           28,132    DENTSPLY INTERNATIONAL INCORPORATED                                                                    841,428
           51,644    EASTMAN KODAK COMPANY+<<                                                                               224,135
           29,475    FLIR SYSTEMS INCORPORATED+                                                                             857,428
           10,770    MILLIPORE CORPORATION+                                                                               1,148,621
           22,646    PERKINELMER INCORPORATED                                                                               468,093
           29,052    QUEST DIAGNOSTICS INCORPORATED                                                                       1,445,918
           27,410    ROCKWELL AUTOMATION INCORPORATED<<                                                                   1,345,557
           18,047    ROPER INDUSTRIES INCORPORATED<<                                                                      1,009,910
           34,646    TERADYNE INCORPORATED+<<                                                                               337,799
           78,890    THERMO FISHER SCIENTIFIC INCORPORATED+                                                               3,869,555

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
           17,866    WATERS CORPORATION+                                                                            $     1,155,930

                                                                                                                         25,275,891
                                                                                                                    ---------------

MEDIA: 0.30%
           60,646    MCGRAW-HILL COMPANIES INCORPORATED<<                                                                 1,706,578
          116,752    VIACOM INCORPORATED CLASS B                                                                          3,662,510

                                                                                                                          5,369,088
                                                                                                                    ---------------

MEDIA - COMMUNICATION: 0.42%
          130,705    CBS CORPORATION CLASS B                                                                              1,690,016
          174,694    DIRECTV+                                                                                             5,925,620

                                                                                                                          7,615,636
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES: 0.75%
            7,528    INTUITIVE SURGICAL INCORPORATED+<<                                                                   2,375,987
          211,741    MEDTRONIC INCORPORATED                                                                               7,679,846
           62,814    ST. JUDE MEDICAL INCORPORATED+                                                                       2,266,957
           23,747    VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                               1,241,493

                                                                                                                         13,564,283
                                                                                                                    ---------------

MEDICAL PRODUCTS: 0.71%
           59,111    ALLERGAN INCORPORATED                                                                                3,443,807
          114,653    BAXTER INTERNATIONAL INCORPORATED                                                                    4,659,498
           54,141    STRYKER CORPORATION<<                                                                                2,710,298
           38,984    ZIMMER HOLDINGS INCORPORATED+                                                                        2,107,085

                                                                                                                         12,920,688
                                                                                                                    ---------------

METAL MINING: 0.69%
           26,033    CLIFFS NATURAL RESOURCES INCORPORATED                                                                1,227,716
           90,677    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                  5,361,731
           94,440    NEWMONT MINING CORPORATION<<                                                                         5,830,726

                                                                                                                         12,420,173
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
           24,545    VULCAN MATERIALS COMPANY<<                                                                           1,075,807
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.14%
           25,163    HASBRO INCORPORATED<<                                                                                1,034,199
           70,112    MATTEL INCORPORATED                                                                                  1,483,570

                                                                                                                          2,517,769
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.46%
           84,765    COSTCO WHOLESALE CORPORATION                                                                         4,647,665
           29,376    GAMESTOP CORPORATION CLASS A+<<                                                                        551,975
           24,101    RADIOSHACK CORPORATION<<                                                                               470,211
          140,308    STAPLES INCORPORATED                                                                                 2,672,867

                                                                                                                          8,342,718
                                                                                                                    ---------------

MOTION PICTURES: 1.00%
          219,081    TIME WARNER INCORPORATED                                                                             6,333,632

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
MOTION PICTURES (continued)
          376,483    WALT DISNEY COMPANY                                                                            $    11,859,215

                                                                                                                         18,192,847
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.83%
           60,202    FEDEX CORPORATION                                                                                    4,220,762
          190,394    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                          10,831,515

                                                                                                                         15,052,277
                                                                                                                    ---------------

NETWORKING: 1.42%
        1,097,824    CISCO SYSTEMS INCORPORATED+                                                                         23,394,629
          101,136    JUNIPER NETWORKS INCORPORATED+                                                                       2,307,924

                                                                                                                         25,702,553
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.38%
          230,911    AMERICAN EXPRESS COMPANY                                                                             9,167,167
           87,757    CAPITAL ONE FINANCIAL CORPORATION                                                                    3,536,607
          104,536    DISCOVER FINANCIAL SERVICES                                                                          1,461,413
           18,607    MASTERCARD INCORPORATED                                                                              3,712,655
           93,374    SLM CORPORATION+<<                                                                                     970,156
           86,997    VISA INCORPORATED CLASS A<<                                                                          6,155,038

                                                                                                                         25,003,036
                                                                                                                    ---------------

OFFICE EQUIPMENT: 0.12%
          265,085    XEROX CORPORATION                                                                                    2,131,283
                                                                                                                    ---------------

OFFICE SUPPLIES: 0.01%
           52,958    OFFICE DEPOT INCORPORATED+                                                                             213,950
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 2.41%
           95,102    ANADARKO PETROLEUM CORPORATION                                                                       3,432,231
           64,831    APACHE CORPORATION                                                                                   5,458,122
           19,974    CABOT OIL & GAS CORPORATION<<                                                                          625,586
          125,121    CHESAPEAKE ENERGY CORPORATION                                                                        2,621,285
           76,745    DENBURY RESOURCES INCORPORATED+<<                                                                    1,123,547
           85,905    DEVON ENERGY CORPORATION                                                                             5,233,333
           13,362    DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                               830,983
           48,662    EOG RESOURCES INCORPORATED                                                                           4,786,881
           27,655    EQT CORPORATION<<                                                                                      999,452
           54,824    NABORS INDUSTRIES LIMITED+                                                                             965,999
          156,119    OCCIDENTAL PETROLEUM CORPORATION                                                                    12,044,581
           22,284    PIONEER NATURAL RESOURCES COMPANY<<                                                                  1,324,784
           30,644    RANGE RESOURCES CORPORATION                                                                          1,230,357
           21,995    ROWAN COMPANIES INCORPORATED+                                                                          482,570
           66,546    SOUTHWESTERN ENERGY COMPANY+                                                                         2,571,337

                                                                                                                         43,731,048
                                                                                                                    ---------------

OIL & GAS-EQUIPMENT & SERVICES: 0.70%
          229,287    SCHLUMBERGER LIMITED<<                                                                              12,688,743
                                                                                                                    ---------------

OIL & OIL SERVICES: 0.04%
           20,324    HELMERICH & PAYNE INCORPORATED<<                                                                       742,232
                                                                                                                    ---------------

OIL FIELD EQUIPMENT & SERVICES: 0.38%
          174,016    HALLIBURTON COMPANY                                                                                  4,272,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
OIL FIELD EQUIPMENT & SERVICES (continued)
           80,545    NATIONAL OILWELL VARCO INCORPORATED                                                            $     2,663,623

                                                                                                                          6,935,716
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS: 0.22%
           20,964    BEMIS COMPANY INCORPORATED                                                                             566,028
           83,924    INTERNATIONAL PAPER COMPANY<<                                                                        1,899,200
           32,840    MEADWESTVACO CORPORATION<<                                                                             729,048
           25,544    PACTIV CORPORATION+<<                                                                                  711,400

                                                                                                                          3,905,676
                                                                                                                    ---------------

PERSONAL SERVICES: 0.05%
           63,286    H&R BLOCK INCORPORATED                                                                                 992,957
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 5.98%
          386,110    CHEVRON CORPORATION                                                                                 26,201,425
          286,091    CONOCOPHILLIPS                                                                                      14,044,207
          982,674    EXXON MOBIL CORPORATION                                                                             56,081,204
           56,172    HESS CORPORATION                                                                                     2,827,698
          136,383    MARATHON OIL CORPORATION<<                                                                           4,240,147
           36,807    MURPHY OIL CORPORATION                                                                               1,823,787
           23,174    SUNOCO INCORPORATED<<                                                                                  805,760
           27,148    TESORO PETROLEUM CORPORATION<<                                                                         316,817
          108,698    VALERO ENERGY CORPORATION                                                                            1,954,390

                                                                                                                        108,295,435
                                                                                                                    ---------------

PHARMACEUTICALS: 5.90%
          296,711    ABBOTT LABORATORIES                                                                                 13,880,141
          330,563    BRISTOL-MYERS SQUIBB COMPANY                                                                         8,244,241
          195,062    ELI LILLY & COMPANY                                                                                  6,534,577
           58,127    FOREST LABORATORIES INCORPORATED+                                                                    1,594,424
          530,169    JOHNSON & JOHNSON                                                                                   31,311,781
           47,984    KING PHARMACEUTICALS INCORPORATED+                                                                     364,199
          599,405    MERCK & COMPANY INCORPORATED                                                                        20,961,193
           59,367    MYLAN LABORATORIES INCORPORATED+<<                                                                   1,011,614
        1,550,510    PFIZER INCORPORATED                                                                                 22,110,273
           20,592    WATSON PHARMACEUTICALS INCORPORATED+                                                                   835,417

                                                                                                                        106,847,860
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.53%
           21,127    AK STEEL HOLDING CORPORATION                                                                           251,834
          196,265    ALCOA INCORPORATED<<                                                                                 1,974,426
           18,942    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                  837,047
           60,574    NUCOR CORPORATION                                                                                    2,318,773
           27,333    PRECISION CASTPARTS CORPORATION<<                                                                    2,813,112
           16,221    TITANIUM METALS CORPORATION+<<                                                                         285,327
           27,561    UNITED STATES STEEL CORPORATION<<                                                                    1,062,477

                                                                                                                          9,542,996
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.12%
           45,782    GANNETT COMPANY INCORPORATED                                                                           616,226
            7,069    MEREDITH CORPORATION<<                                                                                 220,058
           22,390    NEW YORK TIMES COMPANY CLASS A+<<                                                                      193,674
           39,655    RR DONNELLEY & SONS COMPANY                                                                            649,152
            1,167    WASHINGTON POST COMPANY CLASS B                                                                        479,030

                                                                                                                          2,158,140
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
RAILROAD TRANSPORTATION: 0.79%
           74,818    CSX CORPORATION                                                                                $     3,713,217
           71,133    NORFOLK SOUTHERN CORPORATION                                                                         3,773,606
           97,289    UNION PACIFIC CORPORATION<<                                                                          6,762,558

                                                                                                                         14,249,381
                                                                                                                    ---------------

REAL ESTATE DEVELOPING & MANAGEMENT: 0.04%
           51,956    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                           707,121
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.19%
           22,458    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                    435,011
           26,722    BOSTON PROPERTIES INCORPORATED<<                                                                     1,906,347
           54,388    EQUITY RESIDENTIAL                                                                                   2,264,716
           56,506    HCP INCORPORATED                                                                                     1,822,319
           23,857    HEALTH CARE REIT INCORPORATED<<                                                                      1,004,857
          126,523    HOST HOTELS & RESORTS INCORPORATED                                                                   1,705,530
           77,970    KIMCO REALTY CORPORATION                                                                             1,047,917
           91,611    PROLOGIS<<                                                                                             928,019
           26,116    PUBLIC STORAGE INCORPORATED<<                                                                        2,295,858
           56,260    SIMON PROPERTY GROUP INCORPORATED                                                                    4,542,995
           30,152    VENTAS INCORPORATED<<                                                                                1,415,636
           30,422    VORNADO REALTY TRUST                                                                                 2,219,285

                                                                                                                         21,588,490
                                                                                                                    ---------------

RETAIL: 0.18%
           66,501    BEST BUY COMPANY INCORPORATED                                                                        2,251,724
           24,442    TIFFANY & COMPANY<<                                                                                    926,596

                                                                                                                          3,178,320
                                                                                                                    ---------------

RETAIL-AUTOMOBILE: 0.07%
           17,136    AUTONATION INCORPORATED+<<                                                                             334,152
           42,891    CARMAX INCORPORATED+                                                                                   853,531

                                                                                                                          1,187,683
                                                                                                                    ---------------

RETAIL-DRUG STORES: 0.70%
          261,595    CVS CAREMARK CORPORATION                                                                             7,669,965
          188,078    WALGREEN COMPANY                                                                                     5,021,683

                                                                                                                         12,691,648
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.06%
           30,654    SEALED AIR CORPORATION                                                                                 604,497
           46,695    THE GOODYEAR TIRE & RUBBER COMPANY+                                                                    464,148

                                                                                                                          1,068,645
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.13%
           49,162    AMERIPRISE FINANCIAL INCORPORATED                                                                    1,776,223
          188,125    CHARLES SCHWAB CORPORATION                                                                           2,667,613
           12,627    CME GROUP INCORPORATED                                                                               3,555,132
           38,066    E*TRADE FINANCIAL CORPORATION+                                                                         449,940
           17,065    FEDERATED INVESTORS INCORPORATED CLASS B<<                                                             353,416
           28,405    FRANKLIN RESOURCES INCORPORATED                                                                      2,448,227
           98,955    GOLDMAN SACHS GROUP INCORPORATED                                                                    12,989,823
           14,213    INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                            1,606,495
           89,803    INVESCO LIMITED<<                                                                                    1,511,384
           31,652    LEGG MASON INCORPORATED<<                                                                              887,206
          268,695    MORGAN STANLEY                                                                                       6,236,411


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
           28,020    NASDAQ STOCK MARKET INCORPORATED+<<                                                            $       498,196
           50,170    NYSE EURONEXT INCORPORATED<<                                                                         1,386,197
           49,894    T. ROWE PRICE GROUP INCORPORATED                                                                     2,214,795

                                                                                                                         38,581,058
                                                                                                                    ---------------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.15%
          108,727    ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 795,882
           44,208    SANDISK CORPORATION+                                                                                 1,859,831

                                                                                                                          2,655,713
                                                                                                                    ---------------

SEMICONDUCTORS: 1.91%
           83,015    BROADCOM CORPORATION CLASS A                                                                         2,737,005
          395,138    EMC CORPORATION+                                                                                     7,231,025
        1,069,538    INTEL CORPORATION                                                                                   20,802,514
           35,665    MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    989,347
          164,214    MICRON TECHNOLOGY INCORPORATED+<<                                                                    1,394,177
          109,991    NVIDIA CORPORATION+                                                                                  1,123,008
           21,438    QLOGIC CORPORATION+<<                                                                                  356,300

                                                                                                                         34,633,376
                                                                                                                    ---------------

SOFTWARE: 3.62%
          101,191    ADOBE SYSTEMS INCORPORATED+                                                                          2,674,478
           34,893    BMC SOFTWARE INCORPORATED+                                                                           1,208,345
           13,116    CERNER CORPORATION+<<                                                                                  995,373
           57,555    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  2,881,203
            9,686    DUN & BRADSTREET CORPORATION                                                                           650,124
           63,017    ELECTRONIC ARTS INCORPORATED+                                                                          907,445
           60,381    INTUIT INCORPORATED+                                                                                 2,099,447
           29,990    MCAFEE INCORPORATED+                                                                                   921,293
        1,465,625    MICROSOFT CORPORATION                                                                               33,724,031
           67,253    NOVELL INCORPORATED+                                                                                   381,997
          752,539    ORACLE CORPORATION                                                                                  16,149,487
           36,262    RED HAT INCORPORATED+                                                                                1,049,422
           21,750    SALESFORCE.COM INCORPORATED+<<                                                                       1,866,585

                                                                                                                         65,509,230
                                                                                                                    ---------------

TELECOMMUNICATIONS: 0.95%
           77,549    AMERICAN TOWER CORPORATION CLASS A+                                                                  3,450,931
           60,037    FRONTIER COMMUNICATIONS CORPORATION<<                                                                  426,863
          446,746    MOTOROLA INCORPORATED+                                                                               2,912,784
          315,320    QUALCOMM INCORPORATED                                                                               10,355,109

                                                                                                                         17,145,687
                                                                                                                    ---------------

TELECOMMUNICATIONS EQUIPMENT: 0.27%
          300,016    CORNING INCORPORATED                                                                                 4,845,258
                                                                                                                    ---------------

TOBACCO PRODUCTS: 1.55%
          400,320    ALTRIA GROUP INCORPORATED                                                                            8,022,413
           29,382    LORILLARD INCORPORATED                                                                               2,114,916
          355,976    PHILIP MORRIS INTERNATIONAL                                                                         16,317,940
           32,494    REYNOLDS AMERICAN INCORPORATED                                                                       1,693,587

                                                                                                                         28,148,856
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.09%
          143,101    SOUTHWEST AIRLINES COMPANY<<                                                                         1,589,852
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                        PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

SHARES               SECURITY NAME                                                                                      VALUE
TRANSPORTATION EQUIPMENT: 1.23%
           30,523    GENUINE PARTS COMPANY                                                                         $     1,204,132
           45,259    HARLEY-DAVIDSON INCORPORATED<<                                                                      1,006,108
           35,273    ITT CORPORATION                                                                                     1,584,463
           57,897    NORTHROP GRUMMAN CORPORATION                                                                        3,151,913
           70,142    PACCAR INCORPORATED<<                                                                               2,796,562
           52,538    TEXTRON INCORPORATED<<                                                                                891,570
          179,361    UNITED TECHNOLOGIES CORPORATION                                                                    11,642,323

                                                                                                                        22,277,071
                                                                                                                   ---------------

TRANSPORTATION SERVICES: 0.18%
           31,888    C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                              1,774,886
           40,922    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                 1,412,218

                                                                                                                         3,187,104
                                                                                                                   ---------------

TRAVEL & RECREATION: 0.18%
           83,215    CARNIVAL CORPORATION                                                                                2,516,422
           39,857    EXPEDIA INCORPORATED                                                                                  748,514

                                                                                                                         3,264,936
                                                                                                                   ---------------

UTILITY - ELECTRIC: 0.21%
           79,710    NEXTERA ENERGY INCORPORATED                                                                         3,886,660
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.12%
           16,045    AIRGAS INCORPORATED                                                                                   997,999
           20,893    BROWN-FORMAN CORPORATION CLASS B<<                                                                  1,195,706

                                                                                                                         2,193,705
                                                                                                                   ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.36%
           79,575    KIMBERLY-CLARK CORPORATION<<                                                                        4,824,632
           17,933    PATTERSON COMPANIES INCORPORATED<<                                                                    511,627
           11,910    W.W. GRAINGER INCORPORATED                                                                          1,184,450

                                                                                                                         6,520,709
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,943,816,993)                                                                            1,791,528,187
                                                                                                                   ---------------

SHORT-TERM INVESTMENTS: 13.55%

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
CORPORATE BONDS & NOTES: 0.34%

$       5,376,204    GRYPHON FUNDING LIMITED(a)(i)(v)                                   0.00%        08/05/2010          2,156,933
        6,993,834    VFNC CORPORATION+/-(a)(i)++(v)                                     0.35         09/29/2011          3,916,547

                                                                                                                         6,073,480
                                                                                                                   ---------------

SHARES                                                                                  YIELD
INVESTMENT COMPANIES: 13.09%

       12,720,602    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                     0.28                            12,720,602
      224,335,058    WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,                   0.35                           224,335,058
                     LLC(u)(l)(v)

                                                                                                                       237,055,660
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
US TREASURY BILLS: 0.12%
$       2,155,000    US TREASURY BILL/\#                                               0.16         08/05/2010          2,154,665
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INDEX PORTFOLIO

TOTAL SHORT-TERM INVESTMENTS (COST $243,776,581)                                                                    $   245,283,805
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,187,593,574)*                                     112.50%                                                    2,036,811,992

OTHER ASSETS AND LIABILITIES, NET                          (12.50)                                                     (226,274,646)
                                                           ------                                                   ---------------

TOTAL NET ASSETS                                           100.00%                                                  $ 1,810,537,346
                                                           ------                                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

/\   ZERO COUPON SECURITY. RATE SHOWN REPRESENTS YIELD TO MATURITY.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,256,583,999 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


GROSS UNREALIZED APPRECIATION                                                   $ 166,546,719
GROSS UNREALIZED DEPRECIATION                                                    (386,318,726)
                                                                                -------------
NET UNREALIZED DEPRECIATION                                                     $(219,772,007)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES         SECURITY NAME                                                                                               VALUE
COMMON STOCKS: 79.99%

ARGENTINA: 0.21%
        9,810  IRSA INVERSIONES Y REPRESENTACIONES SA ADR (REAL ESTATE)                                                  $  102,416
                                                                                                                         ----------

AUSTRALIA: 3.11%
       57,899  AMP LIMITED (INSURANCE CARRIERS)                                                                             251,285
        8,637  ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    210,693
        6,368  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                     257,442
        4,517  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                        138,837
       15,516  NEWCREST MINING LIMITED (METAL MINING)                                                                       452,703
       12,455  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                        219,538

                                                                                                                          1,530,498
                                                                                                                         ----------

BELGIUM: 0.88%
       30,951  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            177,103
        5,300  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                            254,830

                                                                                                                            431,933
                                                                                                                         ----------

BRAZIL: 0.32%
        9,789   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)<<                                                           155,254
                                                                                                                         ----------

CANADA: 6.19%
        6,339  AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                                    385,284
       19,362  BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                437,968
       23,480  CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                    779,248
       11,824  ENCANA CORPORATION (OIL & GAS EXPLORATION)                                                                   358,091
        6,279  GOLDCORP INCORPORATED (METAL MINING)                                                                         274,918
       13,350  PACIFIC RUBIALES ENERGY CORPORATION (OIL & GAS EXTRACTION)                                                   299,217
        4,426  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         218,025
        6,910  SUNCOR ENERGY INCORPORATED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         203,363
        3,099  TECK COMINCO INCORPORATED LIMITED (METAL MINING)                                                              91,641

                                                                                                                          3,047,755
                                                                                                                         ----------

CHINA: 4.06%
      203,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     136,082
        3,666  CHINA MOBILE LIMITED ADR (COMMUNICATIONS)<<                                                                  181,137
        7,245  NETEASE.COM INCORPORATED ADR (BUSINESS SERVICES)+<<                                                          229,739
       22,619  SINA CORPORATION (BUSINESS SERVICES)+                                                                        797,546
        7,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                    117,312
       23,146  VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)+<<                                                   538,839

                                                                                                                          2,000,655
                                                                                                                         ----------

DENMARK: 0.67%
           19  A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                        149,641
        2,349  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                      179,015
                                                                                                                            328,656
                                                                                                                         ----------

FINLAND: 0.55%
       19,693  NOKIA OYJ (COMMUNICATIONS)                                                                                   160,514
        5,326  SAMPO OYJ (BUSINESS SERVICES)                                                                                112,291

                                                                                                                            272,805
                                                                                                                         ----------

FRANCE: 5.91%
        1,285  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          58,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES         SECURITY NAME                                                                                               VALUE
FRANCE (continued)
       14,973  AXA SA (INSURANCE CARRIERS)                                                                               $  228,744
        5,332  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                     286,866
        4,376  CARREFOUR SA (FOOD STORES)                                                                                   173,585
        4,200  COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                156,511
        7,652  FRANCE TELECOM SA (COMMUNICATIONS)                                                                           132,723
        4,333  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                      232,293
        4,117  LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                                     448,106
        2,126  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                      164,903
        2,692  PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                                   334,408
        5,444  PUBLICIS GROUPE (BUSINESS SERVICES)                                                                          217,160
        5,305  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                              319,505
        3,475  TOTAL SA (OIL & GAS EXTRACTION)                                                                              155,120

                                                                                                                          2,908,105
                                                                                                                         ----------

GERMANY: 7.95%
       11,878  ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                  575,072
        2,493  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                             246,741
        3,927  BASF AG (OIL & GAS EXTRACTION)                                                                               214,572
        4,891  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                       273,316
       18,056  DAIMLER AG (AUTOMOBILE)                                                                                      913,371
        2,572  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                   144,467
        3,952  DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                          240,098
        2,084  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 124,426
        7,020  KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                  123,211
        3,877  LANXESS (CHEMICALS & ALLIED PRODUCTS)                                                                        163,188
        4,150  METRO AG (FOOD STORES)                                                                                       211,739
        2,063  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                           259,036
        2,861  SAP AG (BUSINESS SERVICES)                                                                                   127,221
        3,300  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          295,151

                                                                                                                          3,911,609
                                                                                                                         ----------

HONG KONG: 0.31%
        9,645  HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         151,855
                                                                                                                         ----------

IRELAND: 0.48%
       27,291  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   237,331
                                                                                                                         ----------

ISRAEL: 0.47%
        4,470  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                              232,395
                                                                                                                         ----------

ITALY: 0.22%
       49,090  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                            108,589
                                                                                                                         ----------

JAPAN: 13.01%
        4,200  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         156,532
      321,000  ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                            964,603
       17,700  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     318,708
       11,900  MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  318,444
       44,000  MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                              290,913
          400  NINTENDO COMPANY LIMITED (TOYS)                                                                              117,444
      139,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                         506,554
       28,000  NKSJ HOLDINGS INCORPORATED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                      167,528
       47,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   256,784
        1,630  ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        118,085
      148,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   868,396
        4,900  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     268,139
        5,000  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     269,336

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES         SECURITY NAME                                                                                               VALUE
JAPAN (continued)
       54,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     $   267,493
       70,000  TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      282,381
        9,100  TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                         312,664
        4,200  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                            473,618
        1,126  YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                                     448,795

                                                                                                                           6,406,417
                                                                                                                         -----------

LUXEMBOURG: 0.17%
        3,124  ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                83,791
                                                                                                                         -----------

NETHERLANDS: 5.55%
       15,085  ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      415,137
        5,242  BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                      148,823
       18,137  ING GROEP NV (FINANCIAL SERVICES)                                                                             134,223
       12,537  KONINKLIJKE AHOLD NV (FOOD STORES)                                                                            155,081
        4,588  KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                           137,007
       18,425  NEW WORLD RESOURCES NV (ENERGY)                                                                               189,553
       14,340  RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                      563,493
       19,157  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                         523,162
       33,172  USG PEOPLE NV (BUSINESS SERVICES)                                                                             466,564

                                                                                                                           2,733,043
                                                                                                                         -----------

NORWAY: 0.39%
       15,367  TELENOR ASA (COMMUNICATIONS)                                                                                  193,583
                                                                                                                         -----------

RUSSIA: 0.50%
          216  GAZPROM OAO ADR (OIL & GAS EXTRACTION)                                                                          4,067
        5,774  GAZPROM OAO ADR (OIL & GAS EXTRACTION)                                                                        108,609
        2,644  LUKOIL OIL COMPANY ADR (OIL & GAS EXTRACTION)                                                                 135,516

                                                                                                                             248,192
                                                                                                                         -----------

SINGAPORE: 0.36%
       18,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                          174,688
                                                                                                                         -----------

SOUTH KOREA: 0.80%
          164  LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 171,193
          357  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                           223,915

                                                                                                                             395,108
                                                                                                                         -----------

SPAIN: 1.43%
       15,475  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                  162,274
       23,136  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            94,613
        4,480  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                    255,456
       10,451  TELEFONICA SA (COMMUNICATIONS)                                                                                193,601
                                                                                                                             705,944
                                                                                                                         -----------

SWEDEN: 1.01%
        8,399  HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                      230,824
       10,464  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    151,389

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO



       12,328  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                         113,130

                                                                                                                             495,343
                                                                                                                         -----------

SHARES         SECURITY NAME                                                                                               VALUE
SWITZERLAND: 8.39%
       12,295  ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             $   214,063
       10,224  COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    356,943
       11,736  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                                 441,241
          145  GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                                     123,153
       18,641  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                           898,847
        4,085  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                     197,972
        4,241  ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                               583,738
        2,121  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                          598,175
       17,076  UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                       226,220
        2,233  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                             492,183

                                                                                                                           4,132,535
                                                                                                                         -----------

TAIWAN: 0.40%
       14,000  MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       195,409
                                                                                                                         -----------
UNITED KINGDOM: 16.65%
        8,470  ANGLO AMERICAN PLC (COAL MINING)+                                                                             295,139
       25,778  ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                     299,918
      161,196  ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                  215,018
        4,204  ASTRAZENECA PLC (PHARMACEUTICALS)                                                                             198,201
      111,135  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                        443,596
       10,779  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                           160,314
       13,887  BHP BILLITON PLC (COAL MINING)                                                                                360,070
       53,802  BP PLC (OIL & GAS EXTRACTION)                                                                                 257,559
       53,339  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                   154,964
       27,119  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                  306,271
       28,840  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    165,779
      149,944  GAME GROUP PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               142,431
       28,127  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                         477,621
      253,535  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                           345,896
       83,377  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                   761,707
       16,285  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        256,653
        6,781  INTERTEK GROUP PLC (BUSINESS SERVICES)                                                                        145,367
       31,343  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         112,207
       40,923  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                            128,194
      244,325  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                                192,886
        4,153  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                         123,820
        4,087  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                         190,104
        7,198  RIO TINTO PLC (METAL MINING)                                                                                  316,096
      214,482  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                    130,624
       20,316  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                          512,696
        4,891  SABMILLER PLC (EATING & DRINKING PLACES)                                                                      137,146
       31,887  SAVILLS PLC (SOCIAL SERVICES)                                                                                 130,815
        7,215  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                              175,688
       12,055  TRAVIS PERKINS PLC (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)                                                 131,136
      166,443  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                           342,954
       27,637  WPP PLC (COMMUNICATIONS)                                                                                      260,354
       24,894  XSTRATA PLC (METAL MINING)                                                                                    325,980

                                                                                                                           8,197,204
                                                                                                                         -----------

TOTAL COMMON STOCKS (COST $41,092,358)                                                                                    39,381,113
                                                                                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL CORE PORTFOLIO

SHARES              SECURITY NAME                                                DIVIDEND YIELD
PREFERRED STOCKS: 1.69%
            12,553  FRESENIUS AG (HEALTHCARE)                                         1.31%      $    829,153

TOTAL PREFERRED STOCKS (COST $707,415)                                                                829,153
                                                                                                 ------------
SHORT-TERM INVESTMENTS: 13.83%

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE     VALUE
US TREASURY BILLS: 0.01%
$            7,000  US TREASURY BILL/\#                                                0.03          07/22/2010         7,000
                                                                                                                ------------


SHARES                                                                              YIELD
INVESTMENT COMPANIES: 13.82%
         5,644,212  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                   0.28                          5,644,212
         1,158,352  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                    LLC(u)(l)(v)                                                     0.35                          1,158,352

                                                                                                                   6,802,564

                                                                                                                ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,809,564)                                                                     6,809,564
                                                                                                                ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $48,609,337)*                                                                 95.51%                        47,019,830

OTHER ASSETS AND LIABILITIES, NET                                                    4.49                          2,210,415
                                                                                 --------                       ------------

TOTAL NET ASSETS                                                                   100.00%                      $ 49,230,245
                                                                                 --------                       ------------

+     NON-INCOME EARNING SECURITIES.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

/\     ZERO COUPON SECURITY. RATE SHOWN REPRESENTS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $49,870,337 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $    914,882
GROSS UNREALIZED DEPRECIATION                                                     (3,765,389)
                                                                                ------------
NET UNREALIZED DEPRECIATION                                                     $ (2,850,507)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 91.78%

AUSTRALIA: 0.42%
        125,898  FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                   $    596,320
                                                                                                                     ------------

BELGIUM: 1.05%
         30,920  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                      1,486,671
                                                                                                                     ------------

BRAZIL: 0.55%
         25,922  PETROLEO BRASILEIRO SA ADR CLASS A (OIL & GAS EXTRACTION)                                                772,476
                                                                                                                     ------------

CANADA: 2.06%
         54,144  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                             2,903,201
                                                                                                                     ------------

CHINA: 9.90%
         26,995  BAIDU.COM INCORPORATED ADR (E-COMMERCE/SERVICES)+                                                      1,837,820
      2,582,029  CHINA CONSTRUCTION BANK (DEPOSITORY INSTITUTIONS)                                                      2,102,257
        316,800  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              1,409,691
        170,157  CHINA MERCHANTS BANK COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)       412,997
        247,746  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)              825,619
         31,165  CTRIP.COM INTERNATIONAL LIMITED ADR (E-COMMERCE/SERVICES)+                                             1,170,557
      2,093,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)                                1,537,449
      1,482,051  SANDS CHINA LIMITED (CASINO & GAMING)                                                                  2,226,816
         18,700  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                313,392
      1,296,350  WYNN MACAU LIMITED (CASINO & GAMING)+                                                                  2,140,911

                                                                                                                       13,977,509
                                                                                                                     ------------

DENMARK: 1.12%
         81,973  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                  1,577,359
                                                                                                                     ------------

FINLAND: 0.10%
          6,615  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           145,204
                                                                                                                     ------------

FRANCE: 10.20%
         30,573  ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          1,415,385
         42,687  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               2,296,592
         30,407  COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)          1,133,102
         55,674  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             577,626
         10,795  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                410,713
        308,838  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      1,341,111
         45,621  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                3,538,596
         10,862  UNIBAIL (REAL ESTATE)                                                                                  1,770,311
         46,265  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               1,920,998

                                                                                                                       14,404,434
                                                                                                                     ------------

GERMANY: 11.95%
         67,906  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                 3,794,683
         67,949  DAIMLER AG (AUTOMOBILE)                                                                                3,437,231
        184,298  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             2,687,088
         33,552  LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             3,527,981
         26,048  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     3,270,660
          6,764  RHOEN KLINIKUM AG (HEALTH SERVICES)                                                                      150,524

                                                                                                                       16,868,167
                                                                                                                     ------------

HONG KONG: 5.02%
        117,554  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      427,982
         87,551  BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                573,974
        131,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                  714,142
      1,216,323  GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                               1,006,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
      1,208,373  HUABAO INTERNATIONAL HOLDINGS LIMITED (TOBACCO PRODUCTS)                                            $   1,551,802
        418,000  LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                       1,886,848
        508,129  NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                 924,001

                                                                                                                         7,084,780
                                                                                                                     -------------


INDIA: 1.45%
         11,801  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                               743,697
         35,990  ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)<<                                                      1,300,679

                                                                                                                         2,044,376
                                                                                                                     -------------

IRELAND: 5.50%
         60,337  ACCENTURE PLC (BUSINESS SERVICES)                                                                       2,332,025
         65,428  COVIDIEN LIMITED (MEDICAL EQUIPMENT & SUPPLIES)                                                         2,628,897
        321,766  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                              2,798,178

                                                                                                                         7,759,100
                                                                                                                     -------------

ISRAEL: 0.43%
         11,681  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                           607,295
                                                                                                                     -------------

ITALY: 1.51%
        809,316  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                               2,131,490
                                                                                                                     -------------

JAPAN: 5.20%
         54,097  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                            1,495,181
         47,300  HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                                1,389,336
        135,200  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                1,577,213
         15,200  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 1,310,226
         80,060  SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                   1,571,210

                                                                                                                         7,343,166
                                                                                                                     -------------

NETHERLANDS: 8.31%
         29,098  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             1,512,367
        207,661  ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                5,714,801
        349,991  ING GROEP NV (FINANCIAL SERVICES)                                                                       2,590,112
         76,199  TNT NV (TRANSPORTATION SERVICES)                                                                        1,919,232

                                                                                                                        11,736,512
                                                                                                                     -------------

SINGAPORE: 0.96%
        214,400  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                   1,350,100
                                                                                                                     -------------

SOUTH KOREA: 0.34%
          3,260  NHN CORPORATION (INTERNET SOFTWARE)+                                                                      484,857
                                                                                                                     -------------

SPAIN: 1.87%
         74,303  AMADEUS IT HOLDING SA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                      1,181,198
         25,447  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                              1,451,022

                                                                                                                         2,632,220
                                                                                                                     -------------

SWEDEN: 0.94%
        108,208  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          1,319,915
                                                                                                                     -------------

SWITZERLAND: 11.08%
         16,960  ADECCO SA (BUSINESS SERVICES)                                                                             809,107
         31,665  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                           1,190,516

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                  PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                           VALUE
SWITZERLAND (continued)
         48,277  HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             $   3,231,748
        106,205  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     5,121,081
          9,449  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                 457,928
         18,288  ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                         2,517,190
          5,004  ROCHE HOLDINGS AG - BEARER SHARES (CHEMICALS & ALLIED PRODUCTS)                                           727,083
        119,650  UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                 1,585,100

                                                                                                                        15,639,753
                                                                                                                     -------------


TAIWAN: 0.86%
        124,537  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)<<                               1,215,481
                                                                                                                     -------------

TURKEY: 0.10%
         16,394  COCA-COLA ICECEK URETIM AS (BEVERAGES)                                                                    145,384
                                                                                                                     -------------

UNITED KINGDOM: 9.31%
         64,836  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                    1,018,438
         72,614  HSBC HOLDINGS PLC - HONG KONG EXCHANGE (DEPOSITORY INSTITUTIONS)                                          677,472
        261,698  HSBC HOLDINGS PLC - UNITED KINGDOM EXCHANGE (DEPOSITORY INSTITUTIONS)                                   2,390,794
         50,221  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                           1,403,209
        689,789  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      2,160,808
        168,890  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,595,597
        689,792  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                     3,891,401

                                                                                                                        13,137,719
                                                                                                                     -------------

UNITED STATES: 1.55%
         47,839  PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                          2,192,940
                                                                                                                     -------------

TOTAL COMMON STOCKS (COST $129,910,669)                                                                                129,556,429
                                                                                                                     -------------

                                                                                                   YIELD
SHORT-TERM INVESTMENTS: 12.36%

INVESTMENT COMPANIES: 12.36%

      8,614,602  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                     0.28%                8,614,602
      8,830,745  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)                      0.35                 8,830,745
                                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,445,347)                                                                         17,445,347
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $147,356,016)*                                                                              104.14%              147,001,776


OTHER ASSETS AND LIABILITIES, NET                                                                  (4.14)               (5,838,656)
                                                                                                  ------             -------------

TOTAL NET ASSETS                                                                                  100.00%            $ 141,163,120
                                                                                                  ------             -------------

+     NON-INCOME EARNING SECURITIES.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $153,196,667 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $  3,576,141
GROSS UNREALIZED DEPRECIATION                                                     (9,771,042)
                                                                                ------------
NET UNREALIZED DEPRECIATION                                                     $ (6,194,901)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 88.03%

AUSTRALIA: 7.14%
            2,155  AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          $      26,501
           12,646  ALUMINA LIMITED (METAL MINING)                                                                         16,004
            5,894  AMCOR LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 31,413
            9,967  AMP LIMITED (INSURANCE CARRIERS)                                                                       43,257
            2,007  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                            6,117
            3,015  ARROW ENERGY NL (OIL & GAS EXTRACTION)+                                                                12,203
           14,918  ASCIANO GROUP (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                             20,033
              939  ASX LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              22,906
           12,514  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                               224,769
            4,935  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 22,577
            1,894  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         12,909
           16,615  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       516,885
            1,051  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                      7,632
           10,131  BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                             17,612
            3,155  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 12,638
            6,823  BRAMBLES LIMITED (BUSINESS SERVICES)                                                                   31,072
              701  CALTEX AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                                         5,500
            9,255  CFS RETAIL PROPERTY TRUST (REAL ESTATE)                                                                14,629
            2,696  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                     26,995
              313  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                               19,496
            7,587  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                              306,723
            2,417  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                              21,375
            2,110  CROWN LIMITED (EATING & DRINKING PLACES)                                                               13,679
            2,729  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                              74,511
            7,438  CSR LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        10,417
           25,191  DB RREEF TRUST (REAL ESTATE)                                                                           16,165
              345  ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                            3,810
           10,969  FAIRFAX MEDIA LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       11,985
            6,737  FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                         22,848
            9,389  FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                                                      44,471
            6,899  GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                       7,778
            8,383  GPT GROUP (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      19,573
           68,250  GPT GROUP HOLDINGS ENTITLEMENT SHARES (REAL ESTATE INVESTMENT TRUSTS (REITS))(A)                            0
            2,751  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                             7,599
            8,767  INCITEC PIVOT LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         19,827
           10,002  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                 28,452
            2,240  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    11,599
              633  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             15,224
            2,985  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                           18,178
              708  MACARTHUR COAL LIMITED (COAL MINING)                                                                    7,075
              633  MACQUAIRE OFFICE TRUST (HOLDING & OTHER INVESTMENT OFFICES)                                               132
            4,045  MACQUARIE AIRPORTS GROUP (MISCELLANEOUS REPAIR SERVICES)                                                9,066
           33,739  MACQUARIE GOODMAN GROUP (REAL ESTATE)                                                                  17,845
            1,634  MACQUARIE GROUP LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  50,223
           11,743  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                    10,232
            3,964  METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                              13,932
           14,053  MIRVAC GROUP (REAL ESTATE)                                                                             15,347
           10,466  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             202,352
            2,368  NEWCREST MINING LIMITED (METAL MINING)                                                                 69,090
            7,091  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            17,544
            1,749  ORICA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                            36,791
            4,286  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                           53,471
           16,176  OZ MINERALS LIMITED (METAL MINING)                                                                     12,811
            3,321  PALADIN ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                             9,889
            5,749  QANTAS AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                         10,539
            5,027  QBE INSURANCE GROUP LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                      76,280
            2,146  RIO TINTO LIMITED (METAL MINING)                                                                      118,018
            4,045  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  42,272
              869  SIMS GROUP LIMITED (PRIMARY METAL INDUSTRIES)                                                          12,348
            2,009  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                             17,482

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
AUSTRALIA (continued)
            7,576  SP AUSNET (ELECTRIC, GAS & SANITARY SERVICES)                                                   $       4,864
           11,535  STOCKLAND (REAL ESTATE)                                                                                35,800
            6,174  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       41,305
            2,854  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             15,126
            6,911  TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 12,958
           21,280  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           58,004
            3,617  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                        16,472
            6,074  TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                        21,561
            4,948  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           118,264
              844  WESFARMERS LIMITED PRICE PROTECTED SHARES (PPS)(MISCELLANEOUS MANUFACTURING INDUSTRIES)                20,238
           10,787  WESTFIELD GROUP (REAL ESTATE)                                                                         109,615
           14,711  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                 259,303
            2,674  WOODSIDE PETROLEUM LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                   92,946
            6,111  WOOLWORTHS LIMITED (FOOD STORES)                                                                      138,322
              901  WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                              16,577

                                                                                                                       3,509,456
                                                                                                                   -------------

AUSTRIA: 0.27%
              910  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                               28,873
            2,181  IMMOEAST ANSPR NACHB (BUSINESS SERVICES)(a)                                                                 0
            5,616  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                         14,420
              816  OMV AG (OIL & GAS EXTRACTION)                                                                          24,505
              280  RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                       10,635
            1,668  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                    18,548
              399  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY
                   SERVICES)                                                                                              12,209
              513  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                13,971
              199  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE AGENTS, BROKERS & SERVICE)                     8,260

                                                                                                                         131,421
                                                                                                                   -------------

BELGIUM: 0.85%
            3,562  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                     171,265
            2,600  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)+                                                         10
              828  BELGACOM SA (COMMUNICATIONS)                                                                           26,034
               78  COLRUYT SA (FOOD STORES)                                                                               18,349
              488  DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                            35,412
            2,871  DEXIA (DEPOSITORY INSTITUTIONS)+                                                                       10,019
           10,709  FORTIS (DEPOSITORY INSTITUTIONS)                                                                       23,831
            9,100  FORTIS STRIP VVPR (DEPOSITORY INSTITUTIONS)+                                                               11
              388  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                        26,905
              776  KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                 29,744
              155  MOBISTAR SA (COMMUNICATIONS)                                                                            8,235
              170  NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                           7,232
              284  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                24,252
              522  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                   16,393
              633  UMICORE (CHEMICALS & ALLIED PRODUCTS)                                                                  18,263

                                                                                                                         415,955
                                                                                                                   -------------

BERMUDA: 0.05%
               50  INDEPENDENT TANKERS CORPORATION LIMITED (CRUDE PETROLEUM & NATURAL GAS)+                                   38
            1,339  SEADRILL LIMITED (OIL & GAS EXTRACTION)                                                                24,153

                                                                                                                          24,191
                                                                                                                   -------------

CHINA: 0.10%
           16,000  MONGOLIA ENERGY COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                   FUELS)+                                                                                                 5,651
           10,400  SANDS CHINA LIMITED (CASINO & GAMING)                                                                  15,626
            6,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                           11,157

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
CHINA (continued)
            8,669  WYNN MACAU LIMITED (CASINO & GAMING)+                                                           $      14,317

                                                                                                                          46,751
                                                                                                                   -------------

CYPRUS: 0.02%
            3,022  BANK OF CYPRUS PUBLIC COMPANY LIMITED (INSURANCE CARRIERS)                                             12,103
                                                                                                                   -------------

DENMARK: 0.88%
                6  A.P. MOLLER-MAERSK A/S CLASS A (WATER TRANSPORTATION)                                                  47,255
                3  A.P. MOLLER-MAERSK A/S CLASS B (WATER TRANSPORTATION)                                                  22,816
              512  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                39,019
              118  COLOPLAST AS CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                     11,713
            2,228  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                  42,872
            1,150  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                   16,557
            2,152  NOVO NORDISK AS CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                 173,866
              206  NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                21,981
              123  TRYGVESTA A/S (INSURANCE CARRIERS)                                                                      6,480
              948  VESTAS WIND SYSTEMS A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                   39,452
              120  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)+                                                                                     8,777

                                                                                                                         430,788
                                                                                                                   -------------

FINLAND: 0.92%
              707  ELISA OYJ (COMMUNICATIONS)                                                                             12,228
            2,163  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                         47,479
              338  KESKO OYJ (WHOLESALE TRADE-DURABLE GOODS)                                                              10,933
              743  KONE OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    29,583
              657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     21,055
              664  NESTE OIL OYJ LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         9,634
           18,476  NOKIA OYJ (COMMUNICATIONS)                                                                            150,594
              550  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                          13,460
              668  OKO BANK (DEPOSITORY INSTITUTIONS)                                                                      6,783
              463  ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                8,659
              638  OUTOKUMPU OYJ (PRIMARY METAL INDUSTRIES)                                                                9,586
              400  RAUTARUUKKI OYJ (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                5,830
            2,043  SAMPO OYJ (BUSINESS SERVICES)                                                                          43,074
              420  SANOMAWSOY OYJ (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               7,252
            3,160  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                               22,833
            2,513  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                              33,270
              388  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  17,643

                                                                                                                         449,896
                                                                                                                   -------------

FRANCE: 8.19%
              708  ACCOR SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                          32,777
              153  AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                              9,815
              700  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                  8,323
            1,389  AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                                                          140,270
           11,164  ALCATEL SA (COMMUNICATIONS)                                                                            28,431
            1,000  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   45,277
              235  ATOS ORIGIN SA (BUSINESS SERVICES)                                                                      9,436
            8,461  AXA SA (INSURANCE CARRIERS)                                                                           129,259
               71  BIOMERIEUX (HEALTH SERVICES)                                                                            7,289
            4,689  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              252,272
            1,119  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            43,195
              251  BUREAU VERITAS SA (SOCIAL SERVICES)                                                                    13,594
              706  CAP GEMINI SA (BUSINESS SERVICES)                                                                      31,028
            2,949  CARREFOUR SA (FOOD STORES)                                                                            116,979
              300  CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                             22,765
              306  CHRISTIAN DIOR SA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                             29,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
FRANCE (continued)
              192  CNP ASSURANCES (INSURANCE CARRIERS)                                                             $      13,062
            1,885  COMPAGNIE DE SAINT-GOBAIN (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                               70,244
              797  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                         14,179
              718  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)             50,025
            4,520  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           46,896
              278  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          16,841
              210  EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                            9,116
            1,261  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                              47,977
               27  ERAMET (METAL MINING)                                                                                   6,673
            1,000  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
                   INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                          59,425
              153  EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                            8,777
              550  EUTELSAT COMMUNICATIONS (COMMUNICATIONS)                                                               18,413
              120  FONCIERE DES REGIONS (REAL ESTATE)                                                                      9,892
            9,144  FRANCE TELECOM SA (COMMUNICATIONS)                                                                    158,602
            6,136  GAZ DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                     174,573
            1,715  GDF SUEZ (ENERGY)                                                                                           2
               97  GECINA SA (REAL ESTATE)                                                                                 8,763
            2,871  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                               153,915
            2,562  GROUPE EUROTUNNEL SA (RAILROAD TRANSPORTATION)                                                         17,315
              255  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                             33,804
              126  ICADE (HOLDING & OTHER INVESTMENT OFFICES)                                                             10,634
               84  ILIAD SA (BUSINESS SERVICES)                                                                            6,523
              176  IMERYS SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           8,956
              131  IPSEN (CHEMICALS & ALLIED PRODUCTS)                                                                     3,988
              345  JC DECAUX SA (BUSINESS SERVICES)                                                                        8,038
              495  KLEPIERRE (REAL ESTATE)                                                                                13,676
            1,179  L'OREAL SA (CHEMICALS & ALLIED PRODUCTS)                                                              115,436
              979  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    53,383
              656  LAGARDERE SCA (COMMUNICATIONS)                                                                         20,460
              623  LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             18,466
            1,208  LVMH MOET HENNESSY LOUIS VUITTON SA (APPAREL & TEXTILES)                                              131,482
              334  M6 METROPOLE TELEVISION (AMUSEMENT & RECREATION SERVICES)                                               6,754
            4,848  NATIXIS (DEPOSITORY INSTITUTIONS)                                                                      21,052
              166  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    12,021
              655  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               6,751
              970  PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)                                                             75,238
              845  PEUGEOT SA (AUTOMOBILE)                                                                                21,478
              370  PINAULT-PRINTEMPTS-REDOUTE SA (GENERAL MERCHANDISE STORES)                                             45,962
              616  PUBLICIS GROUPE (BUSINESS SERVICES)                                                                    24,572
              930  RENAULT SA (AUTOMOBILE)                                                                                34,473
              889  SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                   24,799
            5,215  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       314,085
            1,164  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             117,564
              911  SCOR SE (INSURANCE CARRIERS)                                                                           17,400
              138  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         9,801
            3,100  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            127,562
              609  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                         7,935
              452  SODEXHO ALLIANCE SA (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           25,085
            1,466  SUEZ ENVIRONNEMENT SA (ELECTRIC, GAS & SANITARY SERVICES)                                              24,192
              473  TECHNIP SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   27,129
              463  THALES SA (TRANSPORTATION EQUIPMENT)                                                                   14,948
           10,461  TOTAL SA (OIL & GAS EXTRACTION)                                                                       466,966
              447  UNIBAIL (REAL ESTATE)                                                                                  72,853
              265  VALLOUREC SA (PIPELINES)                                                                               45,689
            1,677  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                               39,398
            2,138  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               88,773
            6,051  VIVENDI SA (COMMUNICATIONS)                                                                           122,969

                                                                                                                       4,025,066
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
GERMANY: 6.48%
            1,020  ADIDAS-SALOMON AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                      $      49,383
            2,242  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                      221,898
            4,539  BASF AG (OIL & GAS EXTRACTION)                                                                        248,012
            4,110  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                                229,673
            1,624  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                 78,888
              484  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                             26,707
              441  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                              9,616
            3,392  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                               23,679
              279  CONTINENTAL AG NPV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            14,483
            4,455  DAIMLER AG (AUTOMOBILE)                                                                               225,358
            3,063  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                            172,046
              953  DEUTSCHE BOERSE AG (DIVERSIFIED FINANCIAL SERVICES)                                                    57,898
            1,187  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          16,410
            4,138  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                             60,333
              453  DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                         13,130
           14,006  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                  165,349
            8,898  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           239,251
              190  FRAPORT AG (TRANSPORTATION SERVICES)                                                                    8,080
              949  FRESENIUS MEDICAL CARE AG & COMPANY (HEALTH SERVICES)                                                  51,203
              146  FRESENIUS SE (HEALTH SERVICES)                                                                          9,679
              810  GEA GROUP AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         16,121
              313  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     13,414
              679  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           32,090
              622  HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                              25,457
              217  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           12,956
            5,241  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                   30,384
              693  K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                   31,848
              828  LINDE AG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                             87,064
              513  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        42,293
              352  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               25,739
              626  METRO AG (FOOD STORES)                                                                                 31,939
              972  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                    122,047
               31  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                               8,239
            2,063  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            134,994
              202  SALZGITTER AG (PRIMARY METAL INDUSTRIES)                                                               12,038
            4,236  SAP AG (BUSINESS SERVICES)                                                                            188,363
            4,070  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   364,019
              343  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                 6,197
            1,624  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             40,020
              719  TUI AG (AMUSEMENT & RECREATION SERVICES)                                                                6,318
              651  UNITED INTERNET AG (BUSINESS SERVICES)                                                                  7,129
              159  VOLKSWAGEN AG (AUTOMOBILE)                                                                             13,489
               81  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                         11,733

                                                                                                                       3,184,967
                                                                                                                   -------------

GREECE: 0.25%
            2,509  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                12,263
              995  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                       21,324
            1,711  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                      7,598
              580  HELLENIC PETROLEUM SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                         4,124
            1,270  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                            9,547
            3,291  MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)                                                       4,031
            2,928  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                   31,527
            1,240  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                              15,428
            1,568  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                               6,618
              600  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                         8,603

                                                                                                                         121,063
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
HONG KONG: 2.29%
            1,000  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                             $       7,847
            7,931  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    28,875
           18,000  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                               41,285
            6,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                 11,943
            7,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                             81,265
            2,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                     7,436
            9,500  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               68,869
            5,790  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                31,564
           11,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                 7,219
           29,000  GENTING INTERNATIONAL PLC (REAL ESTATE)+                                                               23,986
            4,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                  21,729
           10,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             38,719
            3,700  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       49,701
            5,089  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               30,063
           21,342  HONG KONG & CHINA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              53,006
            6,500  HONG KONG ELECTRIC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                38,773
            6,000  HONG KONG EXCHANGES & CLEARING LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                   & SERVICES)                                                                                            94,466
            3,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                         8,514
           10,000  HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                                          62,027
            3,793  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                        10,814
            3,976  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                 17,386
           10,200  LI & FUNG LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                      46,043
            3,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                   6,832
            7,049  MTR CORPORATION LIMITED (RAILROAD TRANSPORTATION)                                                      24,125
           13,491  NEW WORLD DEVELOPMENT LIMITED (REAL ESTATE)                                                            22,142
           13,690  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           16,547
            4,672  NWS HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                               8,496
            1,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                            8,661
           18,977  PCCW LIMITED (COMMUNICATIONS)                                                                           5,556
            8,118  SINO LAND COMPANY (REAL ESTATE)                                                                        14,637
            7,057  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                          97,333
            3,500  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                              40,003
            1,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                          4,662
           10,606  THE LINK REIT (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                        26,423
            6,625  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                             32,458
            5,000  WHEELOCK & COMPANY (HOLDING & OTHER INVESTMENT OFFICES)                                                14,255
            1,000  WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        9,831
            3,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
                   & SIMILAR MATERIALS)                                                                                   10,945

                                                                                                                       1,124,436
                                                                                                                   -------------

IRELAND: 0.32%
            6,409  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)(a)(i)                                            0
                1  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                               1
                1  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                               1
            3,420  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       70,942
            2,565  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                    11,643
            4,989  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                             43,386
              778  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              21,613
              328  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+<<                                                     8,886

                                                                                                                         156,472
                                                                                                                   -------------

ISRAEL: 0.77%
            5,521  BANK HAPOALIM LIMITED (DEPOSITORY INSTITUTIONS)+                                                       19,885
            5,605  BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)                                                         19,972
            9,634  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED (COMMUNICATIONS)                                   21,059

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
ISRAEL (continued)
              275  CELLCOM ISRAEL LIMITED (OIL & GAS EXTRACTION)                                                   $       6,849
               22  DELEK GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                4,559
              129  ELBIT SYSTEMS LIMITED (TRANSPORTATION BY AIR)                                                           6,548
            2,117  ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 22,054
            3,005  ISRAEL DISCOUNT BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                 5,081
            1,332  MAKHTESHIM-AGAN INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        4,445
              344  NICE SYSTEMS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                    8,730
              473  PARTNER COMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                 7,260
            4,587  TEVA PHARMACEUTICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  239,658
               13  THE ISRAEL CORPORATION LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                    8,062
              682  UNITED MIZRAHI BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                  4,963

                                                                                                                         379,125
                                                                                                                   -------------

ITALY: 2.44%
            5,668  AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                             7,738
            5,740  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                       100,090
            1,141  ATLANTIA SPA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           20,222
              528  AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                6,313
            3,355  BANCA CARIGE SPA (DEPOSITORY INSTITUTIONS)                                                              6,554
           11,380  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                          12,876
            2,043  BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                8,411
            3,559  BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)                                                           19,512
              720  BENI STABILI SPA (REAL ESTATE)                                                                            546
           32,436  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          137,339
           12,862  ENI SPA (OIL & GAS EXTRACTION)                                                                        236,096
              375  EXOR SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                           6,305
            3,709  FIAT SPA (COMMON) (TRANSPORTATION EQUIPMENT)                                                           38,097
            2,204  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                               22,848
           37,877  INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                              99,756
            4,832  INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                           9,624
              600  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                             14,527
            3,858  MEDIASET SPA (COMMUNICATIONS)                                                                          21,939
            2,578  MEDIOBANCA SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                    19,203
            1,138  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                     4,446
            9,465  PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                 22,000
           13,596  PIRELLI & COMPANY SPA (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                        7,487
            1,010  PRYSMIAN SPA (COMMUNICATIONS)                                                                          14,496
            1,285  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                      39,139
            6,865  SNAM RETE GAS SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                  27,397
           28,925  TELECOM ITALIA RSP SPA (COMMUNICATIONS)                                                                26,422
           45,663  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                    50,428
            7,079  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                          25,479
           76,078  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                     168,287
            3,087  UNIONE DI BANCHE SCPA (DEPOSITORY INSTITUTIONS)                                                        26,580

                                                                                                                       1,200,157
                                                                                                                   -------------

JAPAN: 20.53%
            2,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              10,743
              100  ABC-MART INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                                   3,923
              300  ACOM COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                                          3,877
              900  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    18,808
            2,900  AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                      30,686
              400  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                3,562
              500  AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                 9,905
            1,000  AIR WATER INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                   10,918
              900  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 24,230
            3,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                               27,142
              200  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        9,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
            4,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                      $       12,679
            2,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          13,147
            2,000  AOZORA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            2,590
            1,900  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                       32,188
            5,000  ASAHI GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    46,949
            6,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   31,346
            1,000  ASICS CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)              9,156
            2,200  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                              73,713
            1,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                          8,232
            6,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                      27,447
              300  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                              13,657
            3,200  BRIDGESTONE CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                      50,599
            1,200  BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     12,458
            5,600  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             208,709
              300  CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                   4,222
            1,200  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  7,207
                7  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                 57,798
            4,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            24,148
            1,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    7,262
            3,200  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           79,412
            1,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     21,360
                7  CITIGROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                           26
            1,500  CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            9,163
              300  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           4,957
            3,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         7,163
              800  CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       8,373
               39  DAI ICHI MUTUAL LIFE INSURANCE (INSURANCE - LIFE)                                                       54,079
            3,000  DAI NIPPON PRINTING COMPANY LIMITED (BUSINESS SERVICES)                                                 34,624
            1,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         6,747
            1,000  DAIDO STEEL COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                   4,276
            1,000  DAIHATSU MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                9,307
            3,300  DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            58,957
            1,100  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                33,539
              800  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  6,126
              400  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                  22,651
            2,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                     17,992
            8,000  DAIWA SECURITIES GROUP INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                               33,776
              400  DENA COMPANY LIMITED (BUSINESS SERVICES)                                                                10,562
            2,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        9,309
            2,400  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                            66,333
              900  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                 23,769
            1,100  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   5,270
            1,700  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   113,195
            1,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                     39,817
              580  ELECTRIC POWER DEVELOPMENT COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                  18,397
            1,000  ELPIDA MEMORY INCORPORATED (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                           15,363
              300  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  9,907
              900  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             101,630
              300  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                             45,394
            3,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               8,638
            3,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  16,071
                3  FUJI TELEVISION NETWORK INCORPORATED (MEDIA)                                                             4,307
            2,300  FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        66,469
            9,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                56,257
            4,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          16,651
            3,000  FURUKAWA ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              13,089
            2,000  GS YUASA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     13,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
            2,000  GUNMA BANK LIMITED (BUSINESS SERVICES)                                                          $       10,606
              120  HAKUHODO DY HOLDINGS INCORPORATED (BUSINESS SERVICES)                                                    6,012
            5,800  HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                          25,595
            1,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           4,931
              100  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               9,158
              300  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                             11,900
              600  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          11,147
              600  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)+                                                                                11,047
              400  HITACHI HIGH-TECHNOLOGIES CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                    7,348
           22,000  HITACHI LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              79,911
            1,000  HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)                                                       10,124
            1,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        21,542
            7,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         12,859
              800  HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                     17,544
            8,200  HONDA MOTOR COMPANY LIMITED (AUTOMOBILE)                                                               240,857
            2,100  HOYA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              44,683
              700  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     18,857
              100  IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                    7,529
                4  INPEX HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                      22,186
            1,960  ISETAN MITSUKOSHI HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                               19,107
            7,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
                   INDUSTRIES)                                                                                             11,139
            6,000  ISUZU MOTORS LIMITED (AUTOMOBILE)                                                                       18,030
              300  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                4,589
            7,400  ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      57,849
              200  ITOCHU TECHNO-SCIENCE CORPORATION (BUSINESS SERVICES)                                                    7,309
            2,800  J FRONT RETAILING COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                  13,476
              200  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                               4,424
              100  JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                               4,080
                3  JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE)                                                  6,319
                2  JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE)                                                  16,291
                8  JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE)                                                   9,743
            1,000  JAPAN STEEL WORKS (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               8,790
               22  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                           68,444
            2,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                    71,155
            1,000  JGC CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       15,174
            3,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             11,895
            1,200  JS GROUP CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                22,905
            1,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           16,798
            1,000  JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                             9,248
               14  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                             13,404
           11,000  JX HOLDINGS INCCOPORATED (HEALTH SERVICES)                                                              54,369
            5,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     11,335
            1,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                       7,673
            1,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         5,801
            3,700  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          90,236
            1,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               8,584
            2,600  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                           61,175
            8,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              19,397
            3,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                    12,199
               14  KDDI CORPORATION (COMMUNICATIONS)                                                                       66,734
            2,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                               17,676
            3,000  KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                              19,369
            1,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        5,591
              200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              46,248
            1,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                          10,440
            1,000  KINDEN CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                     8,515
            8,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                          24,411
            4,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 50,358
           12,000  KOBE STEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                           22,858

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
            4,700  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        $       84,629
              500  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              7,711
            2,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        24,051
            6,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             46,022
            1,500  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                         17,597
              600  KURITA WATER INDUSTRIES LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                     16,396
              800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              64,765
            1,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          9,484
            1,800  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          40,370
              300  LAWSON INCORPORATED (FOOD STORES)                                                                       13,121
              100  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               4,566
              600  MAKITA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             16,056
            8,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                41,011
            1,100  MARUI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                       7,410
              200  MARUICHI STEEL TUBE LIMITED (PRIMARY METAL INDUSTRIES)                                                   3,826
              600  MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                  3,663
            9,700  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 121,122
            2,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                           19,659
            8,000  MAZDA MOTOR CORPORATION (AUTOMOBILE)                                                                    18,695
              400  MCDONALD'S HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        8,957
              800  MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                              9,502
              400  MEIJI HOLDINGS COMPANY LIMITED (PHARMACEUTICALS)                                                        16,365
            3,600  MILLEA HOLDINGS INCORPORATED (INSURANCE AGENTS, BROKERS & SERVICE)                                      94,643
            2,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     11,079
            6,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                  27,387
            6,700  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                             138,612
            9,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                70,244
            6,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                         83,530
            2,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                               9,698
           15,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                              51,746
            6,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)             15,948
           21,000  MITSUBISHI MOTORS CORPORATION (AUTOMOBILE)+                                                             26,565
           62,970  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  285,928
              300  MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                          10,120
            8,500  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                99,159
            5,000  MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             13,974
            4,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                             8,079
            4,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                            55,674
            3,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                  7,917
            6,000  MITSUI OSK LINES LIMITED (WATER TRANSPORTATION)                                                         39,670
            2,600  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED (INSURANCE CARRIERS)                              55,649
            5,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            17,632
              400  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               6,786
           67,900  MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          111,411
            8,000  MIZUHO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         6,879
            1,000  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  47,688
            1,000  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     8,793
           13,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              33,746
            1,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     15,575
            1,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               12,415
            1,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    9,147
              500  NIDEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              41,859
            1,500  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                25,851
              500  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                    146,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
                2  NIPPON BUILDING FUND INCORPORATED (REAL ESTATE)                                                 $       15,869
            2,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          22,909
            4,000  NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                18,024
            1,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                              12,344
              500  NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                               13,840
            4,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
                   HOME DEALERS)                                                                                            9,786
           25,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                     82,636
            2,600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              105,913
            7,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                    25,510
            4,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                11,456
            1,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        11,175
           12,200  NISSAN MOTOR COMPANY LIMITED (AUTOMOBILE)                                                               85,015
              200  NISSHA PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               5,344
            1,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                             11,291
            4,000  NISSHIN STEEL COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                            6,360
            1,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                9,586
              300  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          11,012
              200  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 17,240
              800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                   26,243
            7,000  NKSJ HOLDINGS INCORPORATED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                 41,882
              600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                               9,528
           17,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              95,065
              500  NOMURA REAL ESTATE HOLDING INCORPORATED (REAL ESTATE)                                                    6,258
                1  NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE)                                                             4,978
              600  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              12,738
            2,000  NSK LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    13,890
            2,000  NTN CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 8,187
                6  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     22,147
               76  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               115,086
                6  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                          4,767
            3,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   11,893
               40  OBIC COMPANY LIMITED (BUSINESS SERVICES)                                                                 7,721
            3,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                       25,753
            4,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                     19,612
            1,000  OLYMPUS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                              23,689
            1,100  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              23,979
              400  ONO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                    16,215
              200  ORACLE CORPORATION JAPAN (BUSINESS SERVICES)                                                             9,828
              200  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                         16,715
              510  ORIX CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   36,947
            9,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           32,463
              100  OTSUKA CORPORATION (BUSINESS SERVICES)                                                                   6,373
               34  RAKUTEN INCORPORATED (BUSINESS SERVICES)                                                                24,566
            2,900  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                  35,392
            3,000  RICOH COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          38,255
              200  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  10,266
              500  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     30,025
              300  SANKYO COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                                13,560
              400  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     14,413
           10,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                12,867
            1,500  SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                           6,616
            1,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                      4,299
               87  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                          10,808
            1,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     44,406
            1,100  SEGA SAMMY HOLDINGS INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               15,801
              700  SEIKO EPSON CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         9,047
            2,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                   BUILDERS)                                                                                               12,476
            3,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  25,658

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
            2,900  SENSHU IKEDA HOLDINGS INCORPORATED (BANKING)                                                    $        4,223
            3,820  SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                        87,521
                3  SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             5,445
            5,200  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              54,853
              900  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         25,740
            1,000  SHIMADZU CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                       7,538
              300  SHIMANO INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           12,872
              100  SHIMANURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                   9,042
            3,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    10,253
            2,000  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        92,990
              300  SHINKO ELECTRIC INDUSTRIES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      3,899
            3,000  SHINKO SECURITIES COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                   6,689
            5,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           4,227
            1,600  SHIONOGI & COMPANY LIMITED (MEDICAL - GENERIC DRUGS)                                                    33,171
            1,700  SHISEIDO COMPANY LIMITED (COSMETICS, PERSONAL CARE)                                                     37,470
            3,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         26,145
            8,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                            14,448
            1,000  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             6,895
              300  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                40,132
            4,000  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                              106,093
            6,400  SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      10,002
            4,900  SONY CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                             130,698
                5  SONY FINANCIAL HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                               16,679
              300  SQUARE ENIX COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                            5,526
              800  STANLEY ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                              13,248
              600  SUMCO CORPORATION (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                      9,944
            8,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         30,961
            5,500  SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                             54,928
            3,700  SUMITOMO ELECTRIC INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  43,120
            3,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              17,603
           16,000  SUMITOMO METAL INDUSTRIES LIMITED (PRIMARY METAL INDUSTRIES)                                            36,177
            3,000  SUMITOMO METAL MINING COMPANY LIMITED (METAL MINING)                                                    37,425
            6,600  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                      186,795
            2,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                             33,984
              900  SUMITOMO RUBBER INDUSTRIES (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                    7,938
            7,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                      35,638
            1,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            9,076
              300  SUZUKEN COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             10,042
            1,600  SUZUKI MOTOR CORPORATION (AUTOMOBILE)                                                                   31,401
            1,300  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          27,797
            4,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     5,051
            6,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     12,000
            1,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                 19,727
            1,000  TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                             7,941
            1,000  TAKASHIMAYA COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 7,971
            3,700  TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                158,925
            1,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            15,236
              600  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,833
            5,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                  14,845
              800  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                              38,312
            1,000  THE CHUGOKU BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      11,783
            1,400  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     28,835
            2,000  THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    11,227
            3,000  THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    11,991
            1,000  THE IYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           9,299
              700  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            14,482
              200  TOA MEDICAL ELECTRONICS COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                   PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                        11,359
            4,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                  21,545
              600  TOHO COMPANY LIMITED TOKYO (AMUSEMENT & RECREATION SERVICES)                                             9,947

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
JAPAN (continued)
            2,000  TOHO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    $       10,668
            2,100  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          45,084
            2,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       8,803
            6,000  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          163,221
              800  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                     43,094
           13,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           59,347
              500  TOKYO STEEL MANUFACTURING COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                     5,780
            2,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                     6,163
            5,000  TOKYU CORPORATION (RAILROAD TRANSPORTATION)                                                             20,351
            2,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                     6,991
            1,000  TONENGENERAL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                                         8,652
            3,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              23,723
            7,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   33,552
           20,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                              99,071
            3,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          7,766
            1,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            6,642
              800  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     11,674
              400  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                  9,920
              300  TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                    4,380
              900  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                22,838
           13,700  TOYOTA MOTOR CORPORATION (AUTOMOBILE)                                                                  470,713
            1,100  TOYOTA TSUSHO CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                               15,679
              500  TREND MICRO INCORPORATED (BUSINESS SERVICES)                                                            13,512
              300  TSUMURA & COMPANY (CHEMICALS & ALLIED PRODUCTS)                                                          9,185
            4,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                               9,458
              200  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                      22,553
            1,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                               7,599
              600  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                 9,243
              120  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                     8,572
                8  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                    29,255
               70  YAHOO! JAPAN CORPORATION (COMMUNICATIONS)                                                               27,900
              500  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 13,601
              390  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                           25,483
            1,000  YAMAGUCHI FINANCIAL GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                           9,557
              800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      8,169
            1,200  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 15,864
            1,900  YAMATO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            25,147
              200  YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                  4,985
            1,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               13,486
            1,000  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      7,418
            1,200  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      7,428

                                                                                                                       10,085,358
                                                                                                                   --------------

LUXEMBOURG: 0.43%
            4,226  ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                               113,349
              367  MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)                                                     29,779
            1,444  SES FDR (BUSINESS SERVICES)                                                                             30,030
            2,293  TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                   39,549

                                                                                                                          212,707
                                                                                                                   --------------

MAURITIUS: 0.03%
           34,672  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                        12,998
                                                                                                                   --------------

NETHERLANDS: 2.51%
            7,587  AEGON NV (INSURANCE CARRIERS)                                                                           40,301
            1,132  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             58,836

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
NETHERLANDS (continued)
            2,108  ASML HOLDING NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        $       58,012
              356  BOSKALIS WESTMINSTER (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           13,832
              271  CORIO NV (REAL ESTATE)                                                                                  13,160
              429  DELTA LLOYD NV (CHEMICALS & ALLIED PRODUCTS)                                                             7,230
            1,982  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                     40,448
              372  FUGRO NV (OIL & GAS EXTRACTION)                                                                         17,185
              599  HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                           21,883
            1,195  HEINEKEN NV (FOOD & KINDRED PRODUCTS)                                                                   50,653
           18,881  ING GROEP NV (FINANCIAL SERVICES)                                                                      139,729
            5,839  KONINKLIJKE AHOLD NV (FOOD STORES)                                                                      72,228
              743  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                        29,536
            4,793  KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                             143,129
              326  KONINKLIJKE VOPAK NV (TRANSPORTATION SERVICES)                                                          11,947
            1,258  QIAGEN NV (HEALTH SERVICES)+                                                                            24,474
              568  RANDSTAD HOLDINGS NV (BUSINESS SERVICES)                                                                22,320
            3,329  REED ELSEVIER NV (HOLDING & OTHER INVESTMENT OFFICES)                                                   36,853
            8,008  ROYAL KPN NV (COMMUNICATIONS)                                                                          102,074
              915  SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                               13,090
            3,051  STMICROELECTRONICS (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    24,232
            1,806  TNT NV (TRANSPORTATION SERVICES)                                                                        45,488
            8,045  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  219,703
            1,407  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            26,982

                                                                                                                        1,233,325
                                                                                                                   --------------

NEW ZEALAND: 0.12%
            7,762  AUCKLAND INTERNATIONAL AIRPORT LIMITED (TRANSPORTATION BY AIR)                                           9,923
            1,646  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                              6,403
            3,253  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                17,408
              836  NUFARM LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                             3,767
            2,983  SKY CITY ENTERTAINMENT GROUP LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                5,812
           10,733  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                             13,822

                                                                                                                           57,135
                                                                                                                   --------------

NORWAY: 0.59%
              916  AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                            10,473
            4,661  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                   44,830
            3,790  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                  17,115
            4,141  ORKLA ASA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      26,482
            2,440  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     5,769
            5,502  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  105,995
            4,093  TELENOR ASA (COMMUNICATIONS)                                                                            51,561
            1,000  YARA INTERNATIONAL ASA (CHEMICALS & ALLIED PRODUCTS)                                                    28,110

                                                                                                                          290,335
                                                                                                                   --------------

PORTUGAL: 0.24%
           12,164  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   9,134
            2,721  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                       10,736
              932  BRISA-AUTO ESTRADAS DE PORTUGAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                               5,640
            1,220  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  6,855
            9,467  ENERGIAS DE PORTUGAL SA (ELECTRIC, GAS & SANITARY SERVICES)                                             28,174
            1,289  GALP ENERGIA SGPS SA (OIL & GAS EXTRACTION)                                                             19,254
            1,142  JERONIMO MARTINS (FOOD & KINDRED PRODUCTS)                                                              10,463
            2,804  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                               28,026

                                                                                                                          118,282
                                                                                                                   --------------

SINGAPORE: 1.40%
            8,000  ASCENDAS REIT (REAL ESTATE)                                                                             10,331

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                        VALUE
SINGAPORE (continued)
           12,000  CAPITALAND LIMITED (REAL ESTATE)                                                                $       30,599
           11,670  CAPITAMALL TRUST (REAL ESTATE)                                                                          15,214
            7,000  CAPITAMALLS ASIA LIMITED (REAL ESTATE)                                                                  10,466
            3,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                 23,614
           10,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                             10,371
            7,000  COSCO CORPORATION SINGAPORE LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                 7,364
            8,500  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    82,491
            5,000  FRASER & NEAVE LIMITED (HEALTH SERVICES)                                                                18,284
              122  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                         2,596
            1,400  K-GREEN TRUST (INVESTMENT COMPANIES)                                                                     1,051
               40  K-REIT ASIA (REAL ESTATE)                                                                                   32
            6,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                          36,225
            4,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                       11,038
            5,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      7,062
            6,590  OLAM INTERNATIONAL LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                           12,096
           12,379  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                   77,952
            4,980  SEMBCORP INDUSTRIES LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                   SERVICES)                                                                                               14,401
            4,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                      10,931
            2,600  SINGAPORE AIRLINES LIMITED (TRANSPORTATION BY AIR)                                                      26,960
            4,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                          20,977
            7,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             18,843
            9,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
                   RELATED SERVICES)                                                                                       21,040
            1,000  SINGAPORE TELECOMMUNICATIONS NPV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              2,148
           38,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   82,153
            4,000  STARHUB LIMITED (COMMUNICATIONS)                                                                         6,431
            6,163  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  85,739
            3,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                               8,080
            6,000  WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                                  24,549
            9,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       8,584

                                                                                                                          687,622
                                                                                                                   --------------

SOUTH AFRICA: 0.08%
              437  RANDGOLD RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                   41,545
                                                                                                                   --------------

SPAIN: 3.09%
            1,610  ABERTIS INFRAESTRUCTURAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)             23,137
              132  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              10,046
              439  ACERINOX SA (PRIMARY METAL INDUSTRIES)                                                                   6,822
              678  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (RAILROAD TRANSPORTATION)                                    24,916
           17,573  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           181,053
            4,752  BANCO DE SABADE (DEPOSITORY INSTITUTIONS)                                                               21,519
            1,126  BANCO DE VALENCIA SA (DEPOSITORY INSTITUTIONS)+                                                          5,012
            4,650  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                      23,568
           40,732  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           427,123
            1,471  BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                                   8,962
            2,363  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (HEAVY CONSTRUCTION OTHER THAN
                   BUILDING CONSTRUCTION CONTRACTS)                                                                        15,284
            4,672  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     19,106
            1,131  EDP RENOVAVEIS SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)+                                                                                              6,661
              928  ENAGAS (ELECTRIC, GAS & SANITARY SERVICES)                                                              13,979
              197  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  4,217
              945  GAMESA CORPORATION TECNOLOGICA SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                               8,115
            1,254  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                  18,122
              511  GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                               4,541
              662  GRIFOLS SA (CHEMICALS & ALLIED PRODUCTS)                                                                 6,767
            4,378  IBERDROLA RENOVABLES (ELECTRIC UTILITIES)                                                               13,740
           19,385  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       108,955

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
SPAIN (continued)
               42  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)(A)                                             $           238
            2,472  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                 6,978
              510  INDRA SISTEMAS SA (BUSINESS SERVICES)                                                                     8,154
            1,067  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               60,842
              122  MAPFRE SA (INSURANCE CARRIERS)(A)                                                                           323
            3,791  MAPFRE SA (INSURANCE CARRIERS)                                                                           10,309
              589  RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                              21,089
            3,589  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     72,426
           20,321  TELEFONICA SA (COMMUNICATIONS)                                                                          376,440
              690  ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  8,865

                                                                                                                         1,517,309
                                                                                                                   ---------------

SWEDEN: 2.53%
            1,568  ALFA LAVAL AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   20,363
            1,487  ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               29,722
            3,271  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          47,824
            1,871  ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          24,700
            1,500  BOLIDEN AB (METAL MINING)                                                                                16,579
            1,152  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                      26,336
              792  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             15,328
            5,060  HENNES & MAURITZ AB CLASS B (APPAREL & ACCESSORY STORES)                                                139,061
              331  HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                               7,858
                1  HUSQVARNA AB A SHARES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                                           6
            2,109  HUSQVARNA AB B SHARES (COMMUNICATIONS)                                                                   12,682
            2,200  INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                         35,588
            1,175  KINNEVIK INVESTMENT AB (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                    18,812
              281  MODERN TIMES GROUP MTG B SHARES (COMMUNICATIONS)                                                         15,383
           15,856  NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                130,751
              500  RATOS AB B SHARES (HOLDING & OTHER INVESTMENT OFFICES)                                                   12,527
            4,930  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           60,136
            1,492  SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                             22,774
            1,707  SECURITAS AB (BUSINESS SERVICES)                                                                         15,473
            6,838  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                       36,231
            1,840  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               26,620
            1,840  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  33,023
              992  SSAB SVENSKT STAL AB CLASS A (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)                                                                                               13,319
              475  SSAB SVENSKT STAL AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                   EQUIPMENT)+                                                                                               5,702
            2,777  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                   32,661
            2,414  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                          59,056
            3,400  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    31,201
            1,125  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                      24,584
            1,695  TELE2 AB (COMMUNICATIONS)                                                                                25,324
           15,587  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                172,894
           10,911  TELIASONERA AB (COMMUNICATIONS)                                                                          70,110
            5,295  VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              58,556

                                                                                                                         1,241,184
                                                                                                                   ---------------

SWITZERLAND: 7.09%
           10,895  ABB LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                           189,688
              555  ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                          20,780
              592  ADECCO SA (BUSINESS SERVICES)                                                                            28,242
              420  ARYZTA AG (CONSUMER STAPLES)                                                                             16,159
              278  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                 19,350
            2,564  COMPAGNIE FINANCIERE RICHEMONT SA (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               89,515
            5,557  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                           208,928
              187  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                           29,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
SWITZERLAND (continued)
               37  GIVAUDAN SA (CHEMICALS & ALLIED PRODUCTS)                                                       $        31,425
            1,203  HOLCIM LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  80,531
              994  JULIUS BAER GROUP LIMITED (BANKING)                                                                      28,342
            1,093  JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                         11,812
              259  KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                26,661
                1  LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                           24,506
                5  LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE) (FOOD & KINDRED PRODUCTS)                               10,849
              943  LOGITECH INTERNATIONAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)+                                                                                     12,765
              236  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                             15,713
           17,175  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     828,158
              644  NOBEL BIOCARE HOLDING AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        11,086
           10,445  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               506,197
              140  PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                   9,180
              220  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                   OPTICAL)                                                                                                 26,998
            3,477  ROCHE HOLDINGS AG (CHEMICALS & ALLIED PRODUCTS)                                                         478,580
              270  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 22,757
              111  SCHINDLER HOLDING SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             9,265
               26  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               35,091
               11  SIKA AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                         19,499
               41  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                   & OPTICAL)                                                                                                8,867
              224  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                             11,447
              150  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                     42,304
              154  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                  14,718
            1,725  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   70,877
              113  SWISSCOM AG (COMMUNICATIONS)                                                                             38,309
              465  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                               107,422
           17,977  UBS AG (DIVERSIFIED FINANCIAL SERVICES)                                                                 238,156
              727  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                       160,241

                                                                                                                         3,483,514
                                                                                                                   ---------------

UNITED KINGDOM: 18.35%
            5,391  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        21,263
            1,037  ADMIRAL GROUP PLC (INSURANCE CARRIERS)                                                                   21,717
            1,248  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   26,199
            1,574  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                19,284
            6,504  ANGLO AMERICAN PLC (COAL MINING)+                                                                       226,633
            2,147  ANTOFAGASTA PLC (TRANSPORTATION SERVICES)                                                                24,980
            6,291  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               26,038
            1,706  ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                   24,706
            7,181  ASTRAZENECA PLC (PHARMACEUTICALS)                                                                       338,554
            1,042  AUTONOMY CORPORATION PLC (BUSINESS SERVICES)+                                                            28,403
           13,534  AVIVA PLC (INSURANCE CARRIERS)                                                                           62,895
           17,307  BAE SYSTEMS PLC (AEROSPACE, DEFENSE)                                                                     80,551
            3,541  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      12,594
           56,549  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  225,716
           16,681  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                     248,094
           10,912  BHP BILLITON PLC (COAL MINING)                                                                          282,932
           92,860  BP PLC (OIL & GAS EXTRACTION)                                                                           444,536
            2,991  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                               8,690
            9,872  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                         313,296
            4,168  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                   26,923
            5,564  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            58,098
           37,982  BT GROUP PLC (COMMUNICATIONS)                                                                            73,316
            1,712  BUNZL PLC (BUSINESS SERVICES)                                                                            17,144
            2,078  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             23,468
           12,205  CABLE + WIRELESS WORLDWIDE (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                   DEALERS)                                                                                                 15,792
            6,788  CAIRN ENERGY PLC (ENERGY)+                                                                               41,701
            3,012  CAPITA GROUP PLC (BUSINESS SERVICES)                                                                     33,184
              804  CARNIVAL PLC (AMUSEMENT & RECREATION SERVICES)                                                           26,043
              128  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)(i)                                                        0
           25,255  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        111,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
            6,361  COBHAM PLC (TRANSPORTATION EQUIPMENT)                                                           $        20,151
            9,154  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              69,639
           12,362  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                    194,181
            1,431  EURASIAN NATURAL RESOURCES CORPORATION (METAL MINING)                                                    18,209
            2,498  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                 13,560
              928  FRESNILLO PLC (MATERIALS)                                                                                13,473
            6,780  G4S PLC (SOCIAL SERVICES)                                                                                26,881
           25,690  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                   436,238
            3,772  HAMMERSON PLC (REAL ESTATE)                                                                              19,229
            4,876  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                           15,484
           86,300  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                             788,411
            2,686  ICAP PLC (BUSINESS SERVICES)                                                                             16,099
            5,017  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                           140,178
            2,084  INMARSAT PLC (COMMUNICATIONS)                                                                            22,097
            1,232  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   19,416
            7,354  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              32,850
            4,385  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    15,698
            2,179  INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                        14,663
           20,582  ITV PLC (COMMUNICATIONS)                                                                                 15,381
            5,791  J SAINSBURY PLC (FOOD STORES)                                                                            27,630
            1,169  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                        25,972
            1,164  KAZAKHMYS PLC (METAL MINING)                                                                             17,086
           11,636  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       36,451
            3,659  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                  30,281
           28,326  LEGAL & GENERAL GROUP PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                          33,015
            2,675  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                  12,358
          197,976  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                          156,295
              772  LONDON STOCK EXCHANGE GROUP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                 6,445
              858  LONMIN PLC (METAL MINING)                                                                                17,915
            8,244  MAN GROUP PLC (BUSINESS SERVICES)                                                                        27,328
            7,668  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                   37,776
           17,047  NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   124,460
              907  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                    27,042
           26,429  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      40,464
            3,958  PEARSON PLC (COMMUNICATIONS)                                                                             52,055
            1,236  PETROFAC LIMITED (OIL & GAS EXTRACTION)                                                                  21,745
           12,443  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                      93,853
            3,017  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                   140,334
            5,896  REED ELSEVIER PLC (COMMUNICATIONS)                                                                       43,718
           14,125  RESOLUTION LIMITED (INVESTMENT COMPANIES)                                                                13,359
            4,157  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       18,701
            7,164  RIO TINTO PLC (METAL MINING)                                                                            314,603
            9,091  ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)                                                         75,881
           82,498  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               50,243
           17,547  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                    442,817
           13,332  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                    322,244
            4,673  SABMILLER PLC (EATING & DRINKING PLACES)                                                                131,033
            7,140  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  24,566
              646  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                       11,627
            4,524  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                       75,343
            3,919  SEGRO PLC (REAL ESTATE)                                                                                  14,776
            2,667  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               23,291
            1,125  SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     20,648
            2,743  SHIRE LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                              56,271
            4,308  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                         40,700
            1,880  SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                               29,931
           10,008  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                        243,699
           10,754  STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                  27,790
           39,444  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                     222,520
            4,491  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                          11,887
            4,572  TOMKINS PLC (BUSINESS SERVICES)                                                                          15,356
            2,895  TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                       9,007
            4,331  TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                    64,425

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                         VALUE
UNITED KINGDOM (continued)
            6,331  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                          $       169,240
            3,266  UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                           25,558
              578  VEDANTA RESOURCES PLC (PRIMARY METAL INDUSTRIES)                                                         18,160
          260,497  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     536,752
              911  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                 19,024
           10,296  WILLIAM MORRISON SUPERMARKETS PLC (FOOD STORES)                                                          40,685
            1,366  WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                             27,115
            6,128  WPP PLC (COMMUNICATIONS)                                                                                 57,729
           10,139  XSTRATA PLC (METAL MINING)                                                                              132,767

                                                                                                                         9,016,010
                                                                                                                   ---------------

UNITED STATES: 0.07%
                1  NYSE EURONEXT INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     28
              287  SYNTHES INCORPORATED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)+                                                                                              32,999

                                                                                                                            33,027
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $48,957,136)                                                                                  43,242,198
                                                                                                                   ---------------

RIGHTS: 0.01%
           20,852  IBERDROLA SA (ELECTRONIC, GAS & SANITARY SERVICES) +(a)                                                   4,845
            1,153  NORSK HYDRO ASA (METALS)+                                                                                   595
              680  ZARDOYA OTIS SA (MACHINERY)+                                                                                433

TOTAL RIGHTS (COST $5,882)                                                                                                   5,873
                                                                                                                   ---------------

                                                                                   EXPIRATION DATE
WARRANTS: 0.00%
            2,828  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES)+
                                                                                      07/23/2012                               202
            1,200  HENDERSON LAND DEVELOPMENT (REAL ESTATE DEVELOPMENT)+              06/01/2011                               203

TOTAL WARRANTS (COST $0)                                                                                                       405
                                                                                                                   ---------------

                                                                                   DIVIDEND YIELD
PREFERRED STOCKS: 0.37%
             270   BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                1.08%                               9,446
             386   FRESENIUS AG (HEALTHCARE)                                             1.33                               25,496
             865   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                             1.40                               42,239
             476   PORSCHE AG (AUTO & TRUCKS)                                            0.13                               20,350
             202   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                            7.30                               12,162
             834   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                              2.11                               73,184

TOTAL PREFERRED STOCKS (COST $188,215)                                                                                     182,877
                                                                                                                   ---------------

                                                                                        YIELD
SHORT-TERM INVESTMENTS: 1.01%

INVESTMENT COMPANIES: 1.01%
         163,956  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                         0.28%                             163,956
         329,318  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)          0.35                              329,318

TOTAL SHORT-TERM INVESTMENTS (COST $493,274)                                                                               493,274
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                     PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL INDEX PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $49,644,507)*                                                                    89.42%                      $    43,924,627

OTHER ASSETS AND LIABILITIES, NET                                                      10.58                             5,196,875
                                                                                     -------                       ---------------

TOTAL NET ASSETS                                                                      100.00%                      $    49,121,505
                                                                                     -------                       ---------------

+     NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

(i)   ILLIQUID SECURITY.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $51,326,920 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                           $ 2,265,749
GROSS UNREALIZED DEPRECIATION                            (9,668,042)
                                                        -----------
NET UNREALIZED DEPRECIATION                             $(7,402,293)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 93.45%

AUSTRALIA: 6.06%
         600,118  AWB LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                              $            458,526
         171,600  BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,169,602
         404,900  BLUESCOPE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                  EQUIPMENT)                                                                                               703,905
         755,171  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                       2,201,951
         340,400  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                   1,019,875
       1,718,600  GOODMAN FIELDER LIMITED (FOOD & KINDRED PRODUCTS)                                                      1,937,477
         581,400  METCASH LIMITED (FOOD & KINDRED PRODUCTS)                                                              2,043,460
         570,994  MINCOR RESOURCES NL (METAL MINING)                                                                       854,597
          90,200  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                              225,924
         368,800  SALLY MALAY MINING LIMITED (METAL MINING)                                                                664,285
         153,900  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,029,618
         210,400  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             1,115,071
       1,203,800  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                           3,281,253

                                                                                                                        16,705,544
                                                                                                              --------------------

AUSTRIA: 0.76%
          32,300  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                               1,024,821
          39,300  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                1,070,324

                                                                                                                         2,095,145
                                                                                                              --------------------

BELGIUM: 2.12%
          39,400  DELHAIZE GROUP (GENERAL MERCHANDISE STORES)                                                            2,859,079
          53,300  KBC GROEP NV (DEPOSITORY INSTITUTIONS)                                                                 2,043,001
          37,000  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                      943,308

                                                                                                                         5,845,388
                                                                                                              --------------------

DENMARK: 0.78%
          45,600  DANSKE BANK (DEPOSITORY INSTITUTIONS)                                                                    877,454
          93,000  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                          1,268,565

                                                                                                                         2,146,019
                                                                                                              --------------------

FINLAND: 1.04%
         183,900  NOKIA OYJ (COMMUNICATIONS)                                                                             1,498,933
          82,700  TIETOENATOR OYJ (BUSINESS SERVICES)                                                                    1,363,307

                                                                                                                         2,862,240
                                                                                                              --------------------

FRANCE: 9.08%
          54,000  AXA SA (INSURANCE CARRIERS)                                                                              824,962
          30,200  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                               1,624,782
          31,998  CASINO GUICHARD PERRACHON SA (FOOD STORES)                                                             2,428,163
          74,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             775,023
          86,100  FRANCE TELECOM SA (COMMUNICATIONS)                                                                     1,493,396
          31,800  LAGARDERE SCA (COMMUNICATIONS)                                                                           991,819
          36,000  RALLYE SA (FOOD STORES)+                                                                               1,090,846
          74,500  SAFRAN SA (TRANSPORTATION EQUIPMENT)                                                                   2,078,195
          84,100  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                        5,065,110
         105,400  SCOR SE (INSURANCE CARRIERS)                                                                           2,013,071
           4,300  SCOR SE (INSURANCE CARRIERS)(a)                                                                           81,308
          17,600  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               724,221
          32,500  THALES SA (TRANSPORTATION EQUIPMENT)                                                                   1,049,232
          48,200  TOTAL SA (OIL & GAS EXTRACTION)                                                                        2,151,589
         130,400  VIVENDI SA (COMMUNICATIONS)                                                                            2,649,998

                                                                                                                        25,041,715
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
GERMANY: 7.97%
          33,100  ALLIANZ AG (INSURANCE AGENTS, BROKERS & SERVICE)                                            $          3,276,018
          69,900  BASF AG (OIL & GAS EXTRACTION)                                                                         3,819,357
          41,200  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                             2,314,169
         114,700  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            3,084,076
          31,000  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     1,328,518
          22,800  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (INSURANCE CARRIERS)                                     2,862,832
          25,900  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    1,125,249
          25,900  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,694,789
          78,400  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             1,932,022
           6,754  VOSSLOH AG (TRANSPORTATION EQUIPMENT)                                                                    546,625

                                                                                                                        21,983,655
                                                                                                              --------------------

HONG KONG: 2.15%
       2,260,000  CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL PRODUCTS & SERVICES)                                   2,234,779
         842,272  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           1,018,040
       1,000,000  UNION BANK HONG KONG (DEPOSITORY INSTITUTIONS)                                                         2,664,732

                                                                                                                         5,917,551
                                                                                                              --------------------

IRELAND: 0.17%
          79,300  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                          83,674
         225,000  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                            181,278
         111,500  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC (INSURANCE - LIFE)                                             206,086

                                                                                                                           471,038
                                                                                                              --------------------

ISRAEL: 0.49%
         375,000  BANK HAPOALIM LIMITED (DEPOSITORY INSTITUTIONS)+                                                       1,350,672
                                                                                                              --------------------

ITALY: 2.30%
         141,055  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             940,900
         688,400  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                           2,914,797
         135,200  ENI SPA (OIL & GAS EXTRACTION)                                                                         2,481,738

                                                                                                                         6,337,435
                                                                                                              --------------------

JAPAN: 21.73%
         203,200  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        1,908,678
          85,600  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             2,868,087
         266,000  CENTRAL GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 1,048,131
         208,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           1,255,718
         169,600  COMSYS HOLDINGS CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)          1,517,943
          26,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          62,083
          90,000  CREDIT SAISON COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       941,939
          73,600  EDION CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                               559,676
          63,300  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                    1,376,594
         378,000  FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                         1,573,476
          57,700  HITACHI CAPITAL CORPORATION (BUSINESS SERVICES)                                                          767,306
         214,000  ITOCHU CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     1,672,936
          40,300  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   1,246,761
         731,000  JX HOLDINGS INCCOPORATED (HEALTH SERVICES)                                                             3,613,041
          52,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         301,665
             500  KDDI CORPORATION (COMMUNICATIONS)                                                                      2,383,341
          23,900  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              368,602
          99,000  KYORIN COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   1,430,148
         148,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                  OPERATIVE BUILDERS)                                                                                    1,207,259
         516,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                               2,645,222
          52,200  MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             1,562,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
JAPAN (continued)
          35,500  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                  $            734,439
          54,300  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 633,452
         621,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                           1,254,290
       1,831,300  MIZUHO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                          3,004,816
         131,300  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   1,154,557
         107,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                         1,225,635
         213,000  NIPPON EXPRESS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                 959,793
           1,000  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED (BUSINESS SERVICES)                                             11,342
          74,600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                              3,038,897
         170,000  NISSAN SHATAI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               1,113,779
           1,400  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               2,120,005
          40,000  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      972,465
         313,000  SANKYU INCORPORATED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       1,249,132
         306,000  SANWA SHUTTER CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       922,673
         678,000  SOJITZ CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                     1,059,600
         339,300  SUMITOMO CORPORATION (MISCELLANEOUS RETAIL)                                                            3,388,589
          60,900  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                      1,723,612
          68,700  TAKEDA PHARMACEUTICAL COMPANY LIMITED (PHARMACEUTICALS)                                                2,950,846
          62,000  THE KEIYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         323,547
         234,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                  COMPUTER EQUIPMENT)                                                                                      755,723
          29,400  TSURUHA HOLDINGS INCORPORATED (GENERAL MERCHANDISE STORES)                                             1,042,094

                                                                                                                        59,950,340
                                                                                                              --------------------

NETHERLANDS: 3.21%
         151,800  AEGON NV (INSURANCE CARRIERS)                                                                            806,334
          82,761  CSM (FOOD & KINDRED PRODUCTS)                                                                          2,457,872
          77,200  ING GROEP NV (FINANCIAL SERVICES)                                                                        571,319
          52,700  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                       2,094,928
          38,304  KONINKLIJKE TEN CATE NV (EDUCATIONAL SERVICES)                                                           836,550
          39,100  NUTRECO HOLDING NV (FOOD & KINDRED PRODUCTS)                                                           2,099,575

                                                                                                                         8,866,578
                                                                                                              --------------------

NORWAY: 1.22%
         158,200  ATEA ASA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                              917,504
         132,000  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  1,269,602
          61,700  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,188,639

                                                                                                                         3,375,745
                                                                                                              --------------------

PORTUGAL: 0.81%
         245,688  BANCO BPI SA (DEPOSITORY INSTITUTIONS)+                                                                  457,292
         131,400  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                        518,476
         126,300  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              1,262,361

                                                                                                                         2,238,129
                                                                                                              --------------------

SINGAPORE: 0.33%
         606,490  MOBILONE LIMITED (COMMUNICATIONS)                                                                        923,078
                                                                                                              --------------------

SPAIN: 4.01%
         185,200  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                           1,908,100
         146,100  BANCO ESPANOL DE CREDITO SA (DEPOSITORY INSTITUTIONS)                                                  1,159,181
         430,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                           4,512,202
         123,800  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                   2,498,291
          52,400  TELEFONICA SA (COMMUNICATIONS)                                                                           970,693

                                                                                                                        11,048,467
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
SWEDEN: 2.54%
         120,300  BOLIDEN AB (METAL MINING)                                                                   $          1,329,634
         113,500  SAAB AB (TRANSPORTATION EQUIPMENT)+                                                                    1,289,692
         101,800  SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                 1,197,304
          68,600  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                        1,678,221
         137,500  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                               1,525,179

                                                                                                                         7,020,030
                                                                                                              --------------------

SWITZERLAND: 7.07%
          28,800  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               2,004,653
         101,215  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              1,281,625
          63,700  CREDIT SUISSE GROUP (DEPOSITORY INSTITUTIONS)                                                          2,394,944
           3,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                            1,205,537
          82,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                              3,998,206
          28,900  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 1,187,450
           7,500  SWISSCOM AG (COMMUNICATIONS)                                                                           2,542,647
           2,592  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                           619,869
           7,800  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 918,967
          15,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                      3,350,286

                                                                                                                        19,504,184
                                                                                                              --------------------

UNITED KINGDOM: 19.61%
         190,400  AMLIN PLC (INSURANCE CARRIERS)                                                                         1,095,839
         109,800  ASTRAZENECA PLC (PHARMACEUTICALS)                                                                      5,176,611
         220,500  AVIVA PLC (INSURANCE CARRIERS)                                                                         1,024,705
         347,100  BAE SYSTEMS PLC (AEROSPACE, DEFENSE)                                                                   1,615,479
         242,900  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   969,536
         720,100  BP PLC (OIL & GAS EXTRACTION)                                                                          3,447,238
          83,025  BRIT INSURANCE HOLDINGS NV (INSURANCE CARRIERS)                                                        1,118,434
       1,268,300  BT GROUP PLC (COMMUNICATIONS)                                                                          2,448,194
         328,700  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,450,560
          87,468  CHARTER INTERNATIONAL PLC (MEMBERSHIP ORGANIZATIONS)                                                     818,244
         279,000  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     1,561,290
         390,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   701,619
         213,300  GLAXOSMITHKLINE PLC (PHARMACEUTICALS)                                                                  3,622,017
         184,200  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              1,073,968
         358,800  HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                         1,139,369
         208,800  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       2,127,415
          67,900  KAZAKHMYS PLC (METAL MINING)                                                                             996,701
         801,000  LOGICACMG PLC (BUSINESS SERVICES)                                                                      1,299,177
         632,790  MARSTON'S PLC (FOOD & KINDRED PRODUCTS)                                                                  872,967
         544,300  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    2,536,405
         237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             153,596
       1,123,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    1,719,672
         315,100  PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                         89,891
         443,900  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            787,480
          14,300  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     359,468
         264,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                   6,381,067
         124,200  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)                                                                                             1,430,219
         319,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              2,137,396
         389,400  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        1,030,693
          14,800  TOMKINS PLC (BUSINESS SERVICES)                                                                           49,708
       1,698,900  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    3,500,569
         223,600  WH SMITH PUBLIC LIMITED CORPORATION (GENERAL MERCHANDISE STORES)                                       1,363,303

                                                                                                                        54,098,830
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $334,247,847)                                                                                257,781,783
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

INTERNATIONAL VALUE PORTFOLIO

SHARES                                                                               YIELD
SHORT-TERM INVESTMENTS: 7.47%

INVESTMENT COMPANIES: 7.47%
      11,039,094  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                       0.28%                  $         11,039,094
       9,564,341  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)        0.35                              9,564,341
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,603,435)                                                                         20,603,435
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $354,851,282)*                                     100.92%                                                       278,385,218

OTHER ASSETS AND LIABILITIES, NET                         (0.92)                                                        (2,535,163)
                                                     ----------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                              $        275,850,055
                                                     ----------                                               --------------------

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+    NON-INCOME EARNING SECURITIES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $355,948,340 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $   9,564,831
GROSS UNREALIZED DEPRECIATION                                                     (87,127,953)
                                                                                -------------
NET UNREALIZED DEPRECIATION                                                     $ (77,563,122)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
COMMON STOCKS: 97.34%

AEROSPACE, DEFENSE: 2.44%
           5,652  BOEING COMPANY                                                                              $            354,662
           4,723  GOODRICH CORPORATION                                                                                     312,899

                                                                                                                           667,561
                                                                                                              --------------------

APPAREL & ACCESSORY STORES: 1.10%
           8,266  COACH INCORPORATED                                                                                       302,122
                                                                                                              --------------------

AUTO & TRUCKS: 1.05%
          28,569  FORD MOTOR COMPANY+<<                                                                                    287,976
                                                                                                              --------------------

AUTO PARTS & EQUIPMENT: 1.04%
          10,625  JOHNSON CONTROLS INCORPORATED<<                                                                          285,494
                                                                                                              --------------------

BIOPHARMACEUTICALS: 0.87%
           6,950  GILEAD SCIENCES INCORPORATED+                                                                            238,246
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.21%
          11,841  HOME DEPOT INCORPORATED                                                                                  332,377
                                                                                                              --------------------

BUSINESS SERVICES: 1.16%
           9,222  OMNICOM GROUP INCORPORATED                                                                               316,315
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS: 1.31%
          10,390  E.I. DU PONT DE NEMOURS & COMPANY                                                                        359,390
                                                                                                              --------------------

COAL MINING: 1.15%
           8,056  PEABODY ENERGY CORPORATION                                                                               315,231
                                                                                                              --------------------

COMMUNICATIONS: 0.99%
          15,651  COMCAST CORPORATION CLASS A                                                                              271,858
                                                                                                              --------------------

COMPUTER TECHNOLOGIES: 5.22%
           3,938  APPLE INCORPORATED+                                                                                      990,525
           3,557  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              439,218

                                                                                                                         1,429,743
                                                                                                              --------------------

COSMETICS, PERSONAL CARE: 1.28%
           5,825  PROCTER & GAMBLE COMPANY                                                                                 349,384
                                                                                                              --------------------

DATA SERVICES: 1.29%
           9,482  NETAPP INCORPORATED+<<                                                                                   353,773
                                                                                                              --------------------

DEPARTMENT STORES: 1.00%
           8,490  NORDSTROM INCORPORATED<<                                                                                 273,293
                                                                                                              --------------------

E-COMMERCE/SERVICES: 4.12%
           2,781  AMAZON.COM INCORPORATED+<<                                                                               303,852
          13,818  EBAY INCORPORATED+                                                                                       270,971
           1,240  GOOGLE INCORPORATED CLASS A+                                                                             551,738

                                                                                                                         1,126,561
                                                                                                              --------------------

EATING & DRINKING PLACES: 2.60%
           6,169  MCDONALD'S CORPORATION                                                                                   406,352

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
EATING & DRINKING PLACES (continued)
          12,532  STARBUCKS CORPORATION<<                                                                     $            304,528

                                                                                                                           710,880
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.34%
           6,165  COOPER INDUSTRIES PLC                                                                                    271,260
           7,271  EMERSON ELECTRIC COMPANY                                                                                 317,670
          11,645  KLA-TENCOR CORPORATION                                                                                   324,663

                                                                                                                           913,593
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS: 3.69%
           7,782  GENERAL MILLS INCORPORATED                                                                               276,417
           8,255  H.J. HEINZ COMPANY                                                                                       356,781
           7,877  THE HERSHEY COMPANY<<                                                                                    377,545

                                                                                                                         1,010,743
                                                                                                              --------------------

FOOD STORES: 1.14%
           8,644  WHOLE FOODS MARKET INCORPORATED+<<                                                                       311,357
                                                                                                              --------------------

FURNITURE & FIXTURES: 0.92%
          12,583  LEGGETT & PLATT INCORPORATED<<                                                                           252,415
                                                                                                              --------------------

GENERAL MERCHANDISE STORES: 1.22%
           6,928  WAL-MART STORES INCORPORATED                                                                             333,029
                                                                                                              --------------------

HEALTH CARE: 1.18%
           5,614  HOSPIRA INCORPORATED+                                                                                    322,524
                                                                                                              --------------------

HEALTH SERVICES: 3.80%
          11,525  AMERISOURCEBERGEN CORPORATION                                                                            365,919
           9,940  CARDINAL HEALTH INCORPORATED                                                                             334,083
           5,064  MCKESSON CORPORATION<<                                                                                   340,098

                                                                                                                         1,040,100
                                                                                                              --------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.22%
           8,974  BED BATH & BEYOND INCORPORATED+<<                                                                        332,756
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.86%
           4,451  3M COMPANY                                                                                               351,584
           8,481  DOVER CORPORATION                                                                                        354,421
           7,026  JOY GLOBAL INCORPORATED                                                                                  351,932

                                                                                                                         1,057,937
                                                                                                              --------------------

INSURANCE CARRIERS: 3.54%
          13,258  LINCOLN NATIONAL CORPORATION                                                                             322,037
           8,180  METLIFE INCORPORATED                                                                                     308,877
           6,294  PRUDENTIAL FINANCIAL INCORPORATED                                                                        337,736

                                                                                                                           968,650
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.40%
          10,822  AGILENT TECHNOLOGIES INCORPORATED+<<                                                                     307,669
           7,146  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   350,511

                                                                                                                           658,180
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
MEDIA - COMMUNICATION: 0.91%
           7,385  DIRECTV+                                                                                    $            250,499
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES: 3.50%
           8,170  COVIDIEN LIMITED                                                                                         328,271
           7,950  MEDTRONIC INCORPORATED                                                                                   288,347
           6,540  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     341,911

                                                                                                                           958,529
                                                                                                              --------------------

METAL MINING: 1.26%
           5,586  NEWMONT MINING CORPORATION                                                                               344,880
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.39%
          15,756  MATTEL INCORPORATED                                                                                      333,397
           9,086  TYCO INTERNATIONAL LIMITED                                                                               320,100

                                                                                                                           653,497
                                                                                                              --------------------

MISCELLANEOUS RETAIL: 1.22%
           6,074  COSTCO WHOLESALE CORPORATION                                                                             333,037
                                                                                                              --------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.24%
           5,988  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               340,657
                                                                                                              --------------------

NETWORKING: 2.22%
          28,497  CISCO SYSTEMS INCORPORATED+                                                                              607,271
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.31%
           9,021  AMERICAN EXPRESS COMPANY                                                                                 358,134
                                                                                                              --------------------

OFFICE EQUIPMENT: 1.05%
          35,733  XEROX CORPORATION                                                                                        287,293
                                                                                                              --------------------

OIL & GAS EXTRACTION: 1.20%
           4,254  OCCIDENTAL PETROLEUM CORPORATION                                                                         328,196
                                                                                                              --------------------

OIL FIELD EQUIPMENT & SERVICES: 0.93%
           7,682  NATIONAL OILWELL VARCO INCORPORATED                                                                      254,044
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES: 2.29%
           4,556  CHEVRON CORPORATION                                                                                      309,170
           5,570  EXXON MOBIL CORPORATION                                                                                  317,880

                                                                                                                           627,050
                                                                                                              --------------------

PHARMACEUTICALS: 3.11%
           6,375  ABBOTT LABORATORIES                                                                                      298,223
           9,390  JOHNSON & JOHNSON                                                                                        554,573

                                                                                                                           852,796
                                                                                                              --------------------

RAILROAD TRANSPORTATION: 0.95%
           4,883  NORFOLK SOUTHERN CORPORATION                                                                             259,043
                                                                                                              --------------------

RETAIL: 1.05%
           8,468  BEST BUY COMPANY INCORPORATED                                                                            286,726
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.93%
           1,972  GOLDMAN SACHS GROUP INCORPORATED                                                                         258,864

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

SHARES            SECURITY NAME                                                                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          10,061  LAZARD LIMITED                                                                              $            268,729

                                                                                                                           527,593
                                                                                                              --------------------

SEMICONDUCTORS: 3.71%
          11,845  BROADCOM CORPORATION CLASS A<<                                                                           390,530
          20,442  EMC CORPORATION+                                                                                         374,089
          24,720  NVIDIA CORPORATION+                                                                                      252,391

                                                                                                                         1,017,010
                                                                                                              --------------------

SOFTWARE: 5.60%
          32,091  ACTIVISION BLIZZARD INCORPORATED<<                                                                       336,635
          32,953  MICROSOFT CORPORATION                                                                                    758,249
          20,427  ORACLE CORPORATION                                                                                       438,363

                                                                                                                         1,533,247
                                                                                                              --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.99%
           9,017  OWENS CORNING INCORPORATED+<<                                                                            269,698
                                                                                                              --------------------

TELECOMMUNICATIONS: 1.29%
           7,964  AMERICAN TOWER CORPORATION CLASS A+                                                                      354,398
                                                                                                              --------------------

TOBACCO PRODUCTS: 1.34%
           7,983  PHILIP MORRIS INTERNATIONAL                                                                              365,941
                                                                                                              --------------------

TRANSPORTATION BY AIR: 1.16%
          28,582  SOUTHWEST AIRLINES COMPANY                                                                               317,546
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS: 2.55%
           5,342  KIMBERLY-CLARK CORPORATION                                                                               323,885
           3,766  W.W. GRAINGER INCORPORATED<<                                                                             374,529

                                                                                                                           698,414
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $25,823,724)                                                                                  26,646,987
                                                                                                              --------------------

SHORT-TERM INVESTMENTS: 21.81%

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
CORPORATE BONDS & NOTES: 1.05%
$        255,738  GRYPHON FUNDING LIMITED(a)(i)(v)                                    0.00%     08/05/2010                 102,602
         332,686  VFNC CORPORATION+/-(a)(i)++(v)                                      0.35      09/29/2011                 186,305

                                                                                                                           288,907
                                                                                                              --------------------

SHARES                                                                               YIELD
INVESTMENT COMPANIES: 20.76%
         582,378  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u) (l)                    0.28                                  582,378
       5,099,623  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)      0.35                                5,099,623

                                                                                                                         5,682,001
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,899,212)                                                                           5,970,908
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $31,722,936)*                                      119.15%                                              $         32,617,895

OTHER ASSETS AND LIABILITIES, NET                        (19.15)                                                        (5,242,014)
                                                     ----------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                              $         27,375,881
                                                     ----------                                               --------------------

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $32,170,570 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                                   $  2,297,509
GROSS UNREALIZED DEPRECIATION                                                     (1,850,184)
                                                                                ------------
NET UNREALIZED APPRECIATION                                                     $    447,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

SHARES                        SECURITY NAME                                                                       VALUE
COMMON STOCKS: 89.56%

BIOPHARMACEUTICALS: 1.66%
                    71,939    GENZYME CORPORATION+                                                            $          3,652,341
                                                                                                              --------------------

BIOTECHNOLOGY: 0.71%
                    29,820    AMGEN INCORPORATED+                                                                        1,568,532
                                                                                                              --------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.55%
                   121,958    FASTENAL COMPANY<<                                                                         6,121,072
                   190,788    LOWE'S COMPANIES INCORPORATED                                                              3,895,891

                                                                                                                        10,016,963
                                                                                                              --------------------

BUSINESS SERVICES: 2.50%
                    60,537    AUTOMATIC DATA PROCESSING INCORPORATED                                                     2,437,220
                    45,780    FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                    3,066,802

                                                                                                                         5,504,022
                                                                                                              --------------------

COMMERCIAL SERVICES: 2.34%
                   198,085    PAYCHEX INCORPORATED                                                                       5,144,267
                                                                                                              --------------------

COMPUTER TECHNOLOGIES: 8.17%
                    71,523    APPLE INCORPORATED+                                                                       17,990,180
                                                                                                              --------------------

E-COMMERCE/SERVICES: 11.40%
                    86,370    AMAZON.COM INCORPORATED+                                                                   9,436,786
                   113,407    EBAY INCORPORATED+                                                                         2,223,911
                    30,184    GOOGLE INCORPORATED CLASS A+                                                              13,430,371

                                                                                                                        25,091,068
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.49%
                   117,609    LINEAR TECHNOLOGY CORPORATION<<                                                            3,270,706
                                                                                                              --------------------

GENERAL MERCHANDISE STORES: 7.16%
                    47,785    KOHL'S CORPORATION+                                                                        2,269,788
                   161,342    TARGET CORPORATION<<                                                                       7,933,186
                   115,776    WAL-MART STORES INCORPORATED                                                               5,565,352

                                                                                                                        15,768,326
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES: 3.07%
                   186,267    MEDTRONIC INCORPORATED                                                                     6,755,904
                                                                                                              --------------------

NETWORKING: 6.06%
                   626,205    CISCO SYSTEMS INCORPORATED+                                                               13,344,429
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.19%
                    68,126    VISA INCORPORATED CLASS A<<                                                                4,819,915
                                                                                                              --------------------

OIL & GAS-EQUIPMENT & SERVICES: 1.48%
                    58,840    SCHLUMBERGER LIMITED<<                                                                     3,256,206
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 17.34%
                   614,814    CHARLES SCHWAB CORPORATION                                                                 8,718,063
                    10,498    CME GROUP INCORPORATED                                                                     2,955,712
                    69,794    FRANKLIN RESOURCES INCORPORATED                                                            6,015,545
                   117,427    GOLDMAN SACHS GROUP INCORPORATED                                                          15,414,642

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

SHARES                        SECURITY NAME                                                                               VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
                   114,087    T. ROWE PRICE GROUP INCORPORATED<<                                                      $   5,064,322

                                                                                                                         38,168,284
                                                                                                                      -------------

SEMICONDUCTORS: 5.89%
                   306,700    EMC CORPORATION+                                                                            5,612,610
                   378,201    INTEL CORPORATION                                                                           7,356,009

                                                                                                                         12,968,619
                                                                                                                      -------------

SOFTWARE: 4.95%
                   473,474    MICROSOFT CORPORATION                                                                      10,894,637
                                                                                                                      -------------

TELECOMMUNICATIONS: 3.13%
                   209,654    QUALCOMM INCORPORATED                                                                       6,885,037
                                                                                                                      -------------

TRANSPORTATION SERVICES: 5.47%
                   123,766    C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                      6,888,816
                   149,494    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                         5,159,038

                                                                                                                         12,047,854
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $187,814,488)                                                                                 197,147,290
                                                                                                                      -------------

SHORT-TERM INVESTMENTS: 15.49%

PRINCIPAL                                                                                  INTEREST RATE MATURITY DATE
CORPORATE BONDS & NOTES: 0.60%

$                1,165,549    GRYPHON FUNDING LIMITED(a)(i)(v)                                  0.00%     08/05/2010        467,618
                 1,516,247    VFNC CORPORATION+/-(a)(i)++(v)                                    0.35      09/29/2011        849,099

                                                                                                                          1,316,717
                                                                                                                      -------------

SHARES                                                                                         YIELD
INVESTMENT COMPANIES: 14.89%
                 4,860,870    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                    0.28                      4,860,870
                27,927,434    WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)     0.35                     27,927,434

                                                                                                                         32,788,304
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,778,258)                                                                          34,105,021
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $221,592,746)*                                                      105.05%                                       231,252,311

OTHER ASSETS AND LIABILITIES, NET                                          (5.05)                                       (11,114,752)
                                                                     -----------                                      -------------

TOTAL NET ASSETS                                                          100.00%                                      $220,137,559
                                                                     -----------                                      -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $243,120,376 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                                              $9,937,844
       GROSS UNREALIZED DEPRECIATION                                             (21,805,909)
                                                                                ------------
       NET UNREALIZED DEPRECIATION                                              $(11,868,065)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
COMMON STOCKS: 86.68%

AEROSPACE, DEFENSE: 0.14%
            7,404  AAR CORPORATION+                                                                           $            123,943
                                                                                                              --------------------

APPAREL & ACCESSORY STORES: 3.22%
           11,270  CARTER'S INCORPORATED+                                                                                  295,838
            5,261  CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                            231,589
            6,792  CHRISTOPHER & BANKS CORPORATION                                                                          42,042
           10,313  FINISH LINE INCORPORATED CLASS A                                                                        143,660
            4,559  GENESCO INCORPORATED+                                                                                   119,947
            5,608  GYMBOREE CORPORATION+<<                                                                                 239,518
            8,443  HOT TOPIC INCORPORATED                                                                                   42,890
            5,181  JO ANN STORES INCORPORATED+                                                                             194,339
            3,481  JOS. A. BANK CLOTHIERS INCORPORATED+<<                                                                  187,939
           17,929  LIZ CLAIBORNE INCORPORATED+                                                                              75,660
            4,223  MAIDENFORM BRANDS INCORPORATED+                                                                          85,980
            9,940  MEN'S WEARHOUSE INCORPORATED                                                                            182,498
           24,451  QUIKSILVER INCORPORATED+<<                                                                               90,469
            6,475  SKECHERS U.S.A. INCORPORATED CLASS A+<<                                                                 236,467
            7,280  STAGE STORES INCORPORATED                                                                                77,750
            4,868  THE BUCKLE INCORPORATED<<                                                                               157,821
            5,613  THE CATO CORPORATION CLASS A                                                                            123,598
            4,820  TRUE RELIGION APPAREL INCORPORATED+<<                                                                   106,377
            3,144  VOLCOM INCORPORATED+<<                                                                                   58,384
            4,002  ZUMIEZ INCORPORATED+                                                                                     64,472

                                                                                                                         2,757,238
                                                                                                              --------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.10%
            4,041  LITHIA MOTORS INCORPORATED CLASS A<<                                                                     24,973
            7,584  SONIC AUTOMOTIVE INCORPORATED+<<                                                                         64,919

                                                                                                                            89,892
                                                                                                              --------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.20%
            2,703  MIDAS INCORPORATED+                                                                                      20,732
            3,765  MONRO MUFFLER BRAKE INCORPORATED                                                                        148,830

                                                                                                                           169,562
                                                                                                              --------------------

BIOTECHNOLOGY: 0.44%
           11,079  CUBIST PHARMACEUTICALS INCORPORATED+                                                                    228,227
            6,319  MARTEK BIOSCIENCES CORPORATION+<<                                                                       149,823

                                                                                                                           378,050
                                                                                                              --------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
            3,514  M/I HOMES INCORPORATED+                                                                                  33,875
           18,795  STANDARD-PACIFIC CORPORATION+<<                                                                          62,587

                                                                                                                            96,462
                                                                                                              --------------------

BUSINESS SERVICES: 7.40%
            8,885  ABM INDUSTRIES INCORPORATED<<                                                                           186,141
            4,317  ADMINISTAFF INCORPORATED                                                                                104,299
            6,218  AMN HEALTHCARE SERVICES INCORPORATED+                                                                    46,511
            5,049  ARBITRON INCORPORATED                                                                                   129,406
            8,501  BLACKBAUD INCORPORATED                                                                                  185,067
            8,087  BLUE COAT SYSTEMS INCORPORATED+<<                                                                       165,217
            9,961  BRADY CORPORATION CLASS A                                                                               248,228
            5,736  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                              243,665

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
           13,129  CIBER INCORPORATED+                                                                         $            36,367
            8,837  COGENT INCORPORATED+                                                                                     79,621
            7,526  COGNEX CORPORATION                                                                                      132,307
            4,336  COMPELLENT TECHNOLOGIES INCORPORATED+<<                                                                  52,552
            1,852  COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                 75,784
            4,706  COMSCORE INCORPORATED+                                                                                   77,508
            8,232  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                     351,342
            6,460  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                               118,412
           13,386  CYBERSOURCE CORPORATION+                                                                                341,745
            7,646  DEALERTRACK HOLDINGS INCORPORATED+<<                                                                    125,777
            5,916  EBIX INCORPORATED+<<                                                                                     92,763
           10,899  ECLIPSYS CORPORATION+                                                                                   194,438
            2,822  FORRESTER RESEARCH INCORPORATED+                                                                         85,394
            9,333  GEO GROUP INCORPORATED+<<                                                                               193,660
            4,773  GERBER SCIENTIFIC INCORPORATED+                                                                          25,536
            8,305  HEALTHCARE SERVICES GROUP                                                                               157,380
            7,177  HEARTLAND PAYMENT SYSTEMS INCORPORATED<<                                                                106,507
            3,314  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                          75,625
            6,799  INFOSPACE INCORPORATED+                                                                                  51,128
            3,321  INTEGRAL SYSTEMS INCORPORATED MD+                                                                        21,088
            2,449  INTERACTIVE INTELLIGENCE INCORPORATED+                                                                   40,237
            5,044  KELLY SERVICES INCORPORATED CLASS A+                                                                     75,004
            3,477  LOJACK CORPORATION+                                                                                      12,830
            4,307  MANHATTAN ASSOCIATES INCORPORATED+                                                                      118,658
            1,721  MICROSTRATEGY INCORPORATED CLASS A+                                                                     129,230
            1,317  NCI INCORPORATED+                                                                                        29,738
            6,666  NETSCOUT SYSTEMS INCORPORATED+<<                                                                         94,791
            5,700  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                               19,893
            6,165  OMNICELL INCORPORATED+                                                                                   72,069
            6,909  ON ASSIGNMENT INCORPORATED+                                                                              34,752
            3,619  PCTEL INCORPORATED+                                                                                      18,240
            5,819  PERFICIENT INCORPORATED+                                                                                 51,847
            8,299  PHASE FORWARD INCORPORATED+                                                                             138,427
            6,653  PHOENIX TECHNOLOGIES LIMITED+                                                                            19,227
            3,219  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+                                                             214,965
            3,616  QUALITY SYSTEMS INCORPORATED                                                                            209,692
            5,348  RADIANT SYSTEMS INCORPORATED+                                                                            77,332
            4,565  RADISYS CORPORATION+<<                                                                                   43,459
            1,672  REWARDS NETWORK INCORPORATED                                                                             22,856
            9,849  SFN GROUP INCORPORATED+                                                                                  53,776
            2,262  STARTEK INCORPORATED+                                                                                     8,822
            3,891  STRATASYS INCORPORATED+                                                                                  95,563
            7,642  SYKES ENTERPRISES INCORPORATED+                                                                         108,746
            4,014  SYNNEX CORPORATION+<<                                                                                   102,839
            7,357  TALEO CORPORATION CLASS A+                                                                              178,702
            6,066  TELETECH HOLDINGS INCORPORATED+                                                                          78,191
            5,701  THE KNOT INCORPORATED+                                                                                   44,354
           12,853  THQ INCORPORATED+                                                                                        55,525
            8,362  TRUEBLUE INCORPORATED+                                                                                   93,571
           16,531  UNITED ONLINE INCORPORATED                                                                               95,219
            4,200  USA MOBILITY INCORPORATED                                                                                54,264
            3,897  VIAD CORPORATION                                                                                         68,782
            2,293  VOLT INFORMATION SCIENCE INCORPORATED+                                                                   19,261
            8,196  WEBSENSE INCORPORATED+<<                                                                                154,904

                                                                                                                         6,339,234
                                                                                                               -------------------

CASINO & GAMING: 0.18%
            2,141  MONARCH CASINO & RESORT INCORPORATED+                                                                    21,688
            5,204  MULTIMEDIA GAMES INCORPORATED+                                                                           23,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
CASINO & GAMING (continued)
           11,485  PINNACLE ENTERTAINMENT INCORPORATED+                                                       $            108,648

                                                                                                                           153,754
                                                                                                              --------------------

CHEMICALS & ALLIED PRODUCTS: 1.77%
            3,941  AMERICAN VANGUARD CORPORATION<<                                                                          31,252
            4,764  ARCH CHEMICALS INCORPORATED                                                                             146,445
            5,353  ARQULE INCORPORATED+<<                                                                                   23,018
            5,348  BALCHEM CORPORATION                                                                                     133,700
            5,565  CAMBREX CORPORATION+                                                                                     17,530
            3,180  EMERGENT BIOSOLUTIONS INCORPORATED+                                                                      51,961
            9,283  HB FULLER COMPANY                                                                                       176,284
            1,830  HI-TECH PHARMACAL COMPANY INCORPORATED+<<                                                                41,925
            2,965  MANNATECH INCORPORATED                                                                                    5,900
            2,541  MEDIFAST, INCORPORATED+                                                                                  65,837
            5,856  OM GROUP INCORPORATED+                                                                                  139,724
           11,073  PAREXEL INTERNATIONAL CORPORATION+                                                                      240,063
            2,155  PENFORD CORPORATION+                                                                                     13,964
           17,597  POLYONE CORPORATION+                                                                                    148,167
            2,115  QUAKER CHEMICAL CORPORATION                                                                              57,295
            1,462  STEPAN COMPANY                                                                                          100,045
            3,303  SURMODICS INCORPORATED+                                                                                  54,202
            4,115  ZEP INCORPORATED                                                                                         71,766

                                                                                                                         1,519,078
                                                                                                              --------------------

COAL MINING: 0.20%
            8,623  PENN VIRGINIA CORPORATION                                                                               173,409
                                                                                                              --------------------

COMMERCIAL SERVICES: 0.91%
            5,151  HMS HOLDINGS CORPORATION+<<                                                                             279,287
           27,218  LIVE NATION INCORPORATED+                                                                               284,428
            7,359  WRIGHT EXPRESS CORPORATION+                                                                             218,562

                                                                                                                           782,277
                                                                                                              --------------------

COMMUNICATIONS: 1.19%
            5,366  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                   228,592
            3,516  AUDIOVOX CORPORATION CLASS A+                                                                            25,843
           13,365  BRIGHTPOINT INCORPORATED+                                                                                93,555
            5,155  CBEYOND INCORPORATED+<<                                                                                  64,438
            4,687  DG FASTCHANNEL INCORPORATED+<<                                                                          152,702
            8,467  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                              64,265
            8,571  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                  187,191
            6,268  NEUTRAL TANDEM INCORPORATION+                                                                            70,515
            5,930  NOVATEL WIRELESS INCORPORATED+<<                                                                         34,038
            5,681  NTELOS HOLDINGS CORPORATION                                                                              97,713

                                                                                                                         1,018,852
                                                                                                              --------------------

COMPUTERS-INTEGRATED SYSTEMS: 0.03%
            3,812  AGILYSYS INCORPORATED                                                                                    25,502
                                                                                                              --------------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.09%
            4,332  CHEMED CORPORATION                                                                                      236,700
            7,212  COMFORT SYSTEMS USA INCORPORATED                                                                         69,668
            3,587  DREW INDUSTRIES INCORPORATED+                                                                            72,457
            7,334  DYCOM INDUSTRIES INCORPORATED+                                                                           62,706
           12,580  EMCOR GROUP INCORPORATED+                                                                               291,479
            7,444  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                           152,453

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
            4,992  MATRIX SERVICE COMPANY+                                                                    $             46,476

                                                                                                                           931,939
                                                                                                              --------------------

DEPOSITORY INSTITUTIONS: 5.94%
            8,628  BANK MUTUAL CORPORATION                                                                                  49,007
            2,472  BANK OF THE OZARKS INCORPORATED                                                                          87,682
           13,914  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         89,467
           11,200  BROOKLINE BANCORP INCORPORATED                                                                           99,456
            2,994  CITY HOLDING COMPANY<<                                                                                   83,473
            7,456  COLUMBIA BANKING SYSTEM INCORPORATED                                                                    136,147
            6,284  COMMUNITY BANK SYSTEM INCORPORATED                                                                      138,437
            4,849  DIME COMMUNITY BANCSHARES                                                                                59,788
           28,069  EAST WEST BANCORP INCORPORATED<<                                                                        428,052
           14,397  FIRST BANCORP PUERTO RICO<<                                                                               7,630
           14,558  FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                 76,430
            9,439  FIRST FINANCIAL BANCORP                                                                                 141,113
            3,955  FIRST FINANCIAL BANKSHARE<<                                                                             190,196
           14,048  FIRST MIDWEST BANCORP INCORPORATED                                                                      170,824
           13,643  GLACIER BANCORP INCORPORATED                                                                            200,143
            5,387  HANCOCK HOLDING COMPANY<<                                                                               179,710
            9,710  HANMI FINANCIAL CORPORATION+<<                                                                           12,235
            4,080  HOME BANCSHARES INCORPORATED                                                                             93,065
            4,018  INDEPENDENT BANK CORPORATION                                                                             99,164
            6,336  NARA BANK NATIONAL ASSOCIATION+                                                                          53,412
           23,908  NATIONAL PENN BANCSHARES INCORPORATED<<                                                                 143,687
            6,537  NBT BANCORP INCORPORATED                                                                                133,486
           16,536  OLD NATIONAL BANCORP<<                                                                                  171,313
            6,328  PINNACLE FINANCIAL PARTNERS INCORPORATED+<<                                                              81,315
           11,113  PRIVATEBANCORP INCORPORATED<<                                                                           123,132
            4,565  S&T BANCORP INCORPORATED                                                                                 90,204
            7,758  SIGNATURE BANK+                                                                                         294,882
            2,934  SIMMONS FIRST NATIONAL CORPORATION                                                                       77,047
           40,876  SOUTH FINANCIAL GROUP INCORPORATED<<                                                                     11,139
            5,092  STERLING BANCORPORATION                                                                                  45,828
           19,327  STERLING BANCSHARES INCORPORATED<<                                                                       91,030
           24,596  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                   204,885
            1,474  TOMPKINS TRUST COMPANY INCORPORATED                                                                      55,644
           14,584  TRUSTCO BANK CORPORATION                                                                                 81,670
            5,681  UMB FINANCIAL CORPORATION                                                                               202,016
           21,725  UMPQUA HOLDINGS CORPORATION                                                                             249,403
            7,265  UNITED BANKSHARES INCORPORATED                                                                          173,924
           15,731  UNITED COMMUNITY BANKS INCORPORATED+<<                                                                   62,137
           18,301  WHITNEY HOLDING CORPORATION<<                                                                           169,284
            3,692  WILSHIRE BANCORP INCORPORATED                                                                            32,305
            5,895  WINTRUST FINANCIAL CORPORATION                                                                          196,539

                                                                                                                         5,086,301
                                                                                                              --------------------

DURABLE GOODS - CONSUMER: 0.06%
            3,626  STURM, RUGER & COMPANY INCORPORATED                                                                      51,961
                                                                                                              --------------------

E-COMMERCE/SERVICES: 0.18%
            5,953  NUTRI SYSTEM INCORPORATED                                                                               136,562
            2,005  STAMPS.COM INCORPORATED+                                                                                 20,551

                                                                                                                           157,113
                                                                                                              --------------------

EATING & DRINKING PLACES: 2.15%
              231  BIGLARI HOLDINGS INCORPORATED +                                                                          66,274
            4,048  BJ'S RESTAURANTS INCORPORATED+<<                                                                         95,533
            3,444  BUFFALO WILD WINGS INCORPORATED+<<                                                                      125,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
EATING & DRINKING PLACES (continued)
            4,659  CALIFORNIA PIZZA KITCHEN INCORPORATED+<<                                                   $             70,584
            4,168  CEC ENTERTAINMENT INCORPORATED+                                                                         146,964
           10,479  CKE RESTAURANTS INCORPORATED                                                                            131,302
            4,470  CRACKER BARREL OLD COUNTRY STORE INCORPORATED<<                                                         208,123
            2,924  DINEEQUITY INCORPORATED+                                                                                 81,638
           10,442  JACK IN THE BOX INCORPORATED+                                                                           203,097
            1,540  LANDRY'S RESTAURANTS INCORPORATED+                                                                       37,668
            3,570  O'CHARLEYS INCORPORATED+                                                                                 18,921
            4,393  P.F. CHANG'S CHINA BISTRO INCORPORATED                                                                  174,182
            4,003  PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                   92,549
            2,960  RED ROBIN GOURMET BURGERS INCORPORATED+                                                                  50,794
           12,236  RUBY TUESDAY INCORPORATED+<<                                                                            104,006
            5,405  RUTH'S CHRIS STEAK HOUSE INCORPORATED+<<                                                                 22,593
           11,604  SONIC CORPORATION+<<                                                                                     89,931
            9,890  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                 124,812

                                                                                                                         1,844,953
                                                                                                              --------------------

EDUCATIONAL SERVICES: 0.55%
            3,486  AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                 152,338
            2,768  CAPELLA EDUCATION COMPANY+                                                                              225,177
            3,889  UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<                                                             91,936

                                                                                                                           469,451
                                                                                                              --------------------

ELECTRIC, GAS & SANITARY SERVICES: 3.32%
            5,717  ALLETE INCORPORATED                                                                                     195,750
            3,523  AMERICAN STATES WATER COMPANY                                                                           116,752
           10,416  AVISTA CORPORATION                                                                                      203,424
            2,272  CENTRAL VERMONT PUBLIC SERVICE                                                                           44,849
            3,000  CH ENERGY GROUP INCORPORATED                                                                            117,720
            8,302  EL PASO ELECTRIC COMPANY+                                                                               160,644
            4,227  LACLEDE GROUP INCORPORATED                                                                              140,041
            7,834  NEW JERSEY RESOURCES                                                                                    275,757
            5,039  NORTHWEST NATURAL GAS COMPANY                                                                           219,549
            6,863  NORTHWESTERN CORPORATION                                                                                179,811
           13,611  PIEDMONT NATURAL GAS COMPANY<<                                                                          344,358
            5,667  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                    243,454
            8,608  SOUTHWEST GAS CORPORATION<<                                                                             253,936
            5,688  UIL HOLDINGS CORPORATION                                                                                142,371
            6,844  UNISOURCE ENERGY CORPORATION                                                                            206,552

                                                                                                                         2,844,968
                                                                                                              --------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.68%
            4,979  ACTEL CORPORATION+                                                                                       63,831
           22,842  ADPT CORPORATION+                                                                                        66,013
            6,315  ADVANCED ENERGY INDUSTRIES INCORPORATED+<<                                                               77,611
            4,346  AO SMITH CORPORATION                                                                                    209,434
            2,532  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                   49,754
           24,059  ARRIS GROUP INCORPORATED+                                                                               245,161
            5,974  ATMI INCORPORATED+                                                                                       87,459
            2,356  AZZ INCORPORATED                                                                                         86,630
            7,994  BALDOR ELECTRIC COMPANY                                                                                 288,424
            2,208  BEL FUSE INCORPORATED CLASS B                                                                            36,454
           11,960  BENCHMARK ELECTRONICS INCORPORATED+                                                                     189,566
            4,825  CERADYNE INCORPORATED+                                                                                  103,110
            7,490  CHECKPOINT SYSTEMS INCORPORATED+                                                                        130,026
            5,371  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                 160,754
            6,446  CTS CORPORATION                                                                                          59,561
            2,942  CUBIC CORPORATION                                                                                       107,030
            5,708  CYMER INCORPORATED+                                                                                     171,468

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           31,104  CYPRESS SEMICONDUCTOR CORPORATION+                                                         $            312,284
            6,656  DIODES INCORPORATED+                                                                                    105,631
            3,343  DIONEX CORPORATION+<<                                                                                   248,920
            4,391  DSP GROUP INCORPORATED+                                                                                  28,058
            3,299  DTS  INCORPORATED+                                                                                      108,438
            5,230  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                              69,873
            2,904  EMS TECHNOLOGIES INCORPORATED+                                                                           43,618
            8,313  EXAR CORPORATION+                                                                                        57,609
            4,406  GREATBATCH INCORPORATED+<<                                                                               98,298
           18,388  HARMONIC INCORPORATED+                                                                                  100,031
            5,815  HELEN OF TROY LIMITED+                                                                                  128,279
            4,102  HITTITE MICROWAVE CORPORATION+                                                                          183,523
            4,432  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                      19,191
            4,158  LITTELFUSE INCORPORATED+<<                                                                              131,434
            4,491  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   52,679
            7,063  METHODE ELECTRONICS INCORPORATED                                                                         68,794
            8,177  MICREL INCORPORATED<<                                                                                    83,242
           15,748  MICROSEMI CORPORATION+                                                                                  230,393
            8,607  MOOG INCORPORATED CLASS A+                                                                              277,404
              911  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                  84,595
            3,461  OSI SYSTEMS INCORPORATED+                                                                                96,112
            3,902  PARK ELECTROCHEMICAL CORPORATION                                                                         95,248
            4,809  PERICOM SEMICONDUCTOR+                                                                                   46,166
            7,657  PLEXUS CORPORATION+                                                                                     204,748
            1,669  POWELL INDUSTRIES INCORPORATED+                                                                          45,630
            2,993  ROGERS CORPORATION+                                                                                      83,116
           33,542  SKYWORKS SOLUTIONS INCORPORATED+<<                                                                      563,170
            4,252  STANDARD MICROSYSTEMS CORPORATION+                                                                       98,987
            2,454  SUPERTEX INCORPORATED+                                                                                   60,516
            8,323  SYMMETRICOM INCORPORATED+                                                                                42,364
            6,426  SYNAPTICS INCORPORATED+<<                                                                               176,715
            7,824  TECHNITROL INCORPORATED<<                                                                                24,724
           12,961  TEKELEC+                                                                                                171,604
            9,526  TESSERA TECHNOLOGIES INCORPORATED+                                                                      152,892
            2,401  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                   15,126
           29,446  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                    179,915
            8,199  TTM TECHNOLOGIES INCORPORATED+                                                                           77,891
            2,590  UNIVERSAL ELECTRONICS INCORPORATED+                                                                      43,072
           14,151  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                               405,568
            7,568  VIASAT INCORPORATED+<<                                                                                  246,414
            3,716  VICOR CORPORATION                                                                                        46,413

                                                                                                                         7,440,971
                                                                                                              --------------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.29%
            2,415  CDI CORPORATION                                                                                          37,505
            8,055  ERESEARCH TECHNOLOGY INCORPORATED+                                                                       63,473
            2,629  EXPONENT INCORPORATED+                                                                                   86,021
            1,781  LANDAUER INCORPORATED                                                                                   108,427
            3,313  MAXMUS INCORPORATED                                                                                     191,723
           12,277  REGENERON PHARMACEUTICAL INCORPORATED+<<                                                                274,023
            3,092  STANLEY INCORPORATED+                                                                                   115,579
           11,708  TETRA TECH INCORPORATED+                                                                                229,594

                                                                                                                         1,106,345
                                                                                                              --------------------

ENVIRONMENTAL CONTROL: 0.16%
           10,569  CALGON CARBON CORPORATION+<<                                                                            139,934
                                                                                                              --------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.86%
            8,371  GRIFFON CORPORATION+                                                                                     92,583
            2,715  GULF ISLAND FABRICATION INCORPORATED                                                                     42,137

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
            6,901  MOBILE MINI INCORPORATED+<<                                                                $            112,348
            3,431  NCI BUILDING SYSTEMS INCORPORATED+                                                                       28,717
            7,182  QUANEX BUILDING PRODUCTS CORPORATION                                                                    124,177
            7,309  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                              179,436
            5,581  WATTS WATER TECHNOLOGIES INCORPORATED                                                                   159,951

                                                                                                                           739,349
                                                                                                              --------------------

FOOD & KINDRED PRODUCTS: 1.80%
            1,887  BOSTON BEER COMPANY INCORPORATED+                                                                       127,278
            2,395  CAL-MAINE FOODS INCORPORATED                                                                             76,472
           15,641  DARLING INTERNATIONAL INCORPORATED+                                                                     117,464
            4,137  DIAMOND FOODS INCORPORATED<<                                                                            170,031
            2,690  J & J SNACK FOODS CORPORATION                                                                           113,249
            6,109  LANCE INCORPORATED                                                                                      100,737
            2,525  PEET'S COFFEE & TEA INCORPORATED+<<                                                                      99,157
            3,707  SANDERSON FARMS INCORPORATED<<                                                                          188,093
            6,596  TREEHOUSE FOODS INCORPORATED+<<                                                                         301,173
            8,194  UNITED NATURAL FOODS INCORPORATED+                                                                      244,837

                                                                                                                         1,538,491
                                                                                                              --------------------

FOOD STORES: 0.02%
            5,253  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+                                                       20,487
                                                                                                              --------------------

FOOD-WHOLESALE: 0.05%
            2,251  CALAVO GROWERS INCORPORATED                                                                              40,428
                                                                                                              --------------------

FOOTWEAR: 0.61%
           16,277  CROCS INCORPORATED+<<                                                                                   172,211
            2,446  DECKERS OUTDOOR CORPORATION+<<                                                                          349,460

                                                                                                                           521,671
                                                                                                              --------------------

FURNITURE & FIXTURES: 0.17%
            4,971  ETHAN ALLEN INTERIORS INCORPORATED                                                                       69,544
            9,779  LA-Z-BOY INCORPORATED+<<                                                                                 72,658

                                                                                                                           142,202
                                                                                                              --------------------

GENERAL MERCHANDISE STORES: 0.65%
            7,705  CABELA'S INCORPORATED+<<                                                                                108,949
            9,660  CASEY'S GENERAL STORES INCORPORATED<<                                                                   337,134
            7,457  FRED'S INCORPORATED                                                                                      82,474
            5,022  STEIN MART INCORPORATED+                                                                                 31,287

                                                                                                                           559,844
                                                                                                              --------------------

HEALTH SERVICES: 2.04%
            5,418  AMEDISYS INCORPORATED+<<                                                                                238,229
            5,866  AMSURG CORPORATION+                                                                                     104,532
            4,534  BIO-REFERENCE LABORATORIES INCORPORATED+                                                                100,519
            1,353  CORVEL CORPORATION+                                                                                      45,718
            5,883  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                   52,888
            5,436  CRYOLIFE INCORPORATED+                                                                                   29,300
            6,341  ENZO BIOCHEM INCORPORATED+                                                                               25,808
            3,323  GENOPTIX INCORPORATED+<<                                                                                 57,156
            5,646  GENTIVA HEALTH SERVICES INCORPORATED+                                                                   152,498
            6,470  HEALTHWAYS INCORPORATED+                                                                                 77,122
            6,429  INVENTIV HEALTH INCORPORATED+                                                                           164,582
            2,586  IPC THE HOSPITALIST COMPANY+                                                                             64,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
HEALTH SERVICES (continued)
            3,540  LCA-VISION INCORPORATED+                                                                   $             19,612
            2,922  LHC GROUP INCORPORATED+<<                                                                                81,086
            6,324  MAGELLAN HEALTH SERVICES INCORPORATED+                                                                  229,688
            3,504  MEDCATH CORPORATION+                                                                                     27,541
            3,908  NAUTILUS GROUP INCORPORATED+                                                                              5,940
            6,367  ODYSSEY HEALTHCARE INCORPORATED+                                                                        170,126
            4,710  REHABCARE GROUP INCORPORATED+                                                                           102,584

                                                                                                                         1,749,838
                                                                                                              --------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.08%
            3,568  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                 43,851
            5,947  TUESDAY MORNING CORPORATION+                                                                             23,729

                                                                                                                            67,580
                                                                                                              --------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.04%
            3,966  MARCUS CORPORATION                                                                                       37,518
                                                                                                              --------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.13%
            2,371  AAON INCORPORATED<<                                                                                      55,268
           12,886  ACTUANT CORPORATION CLASS A                                                                             242,643
            3,773  ASTEC INDUSTRIES INCORPORATED+<<                                                                        104,625
            3,329  BLACK BOX CORPORATION                                                                                    92,846
            9,497  BRIGGS & STRATTON CORPORATION<<                                                                         161,639
           12,330  BROOKS AUTOMATION INCORPORATED+                                                                          95,311
            1,741  CASCADE CORPORATION                                                                                      61,997
            5,740  DRIL-QUIP INCORPORATED+                                                                                 252,675
            3,900  ENPRO INDUSTRIES INCORPORATED+<<                                                                        109,785
            9,376  INTERMEC INCORPORATED+                                                                                   96,104
            4,226  INTEVAC INCORPORATED+                                                                                    45,091
            5,341  JOHN BEAN TECHNOLOGIES CORPORATION                                                                       81,450
            6,345  KAYDON CORPORATION                                                                                      208,497
           13,303  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 93,387
            2,368  LINDSAY MANUFACTURING COMPANY                                                                            75,042
            5,678  LUFKIN INDUSTRIES INCORPORATED<<                                                                        221,385
            6,679  NETGEAR INCORPORATED+<<                                                                                 119,153
            9,506  OIL STATES INTERNATIONAL INCORPORATED+<<                                                                376,247
            6,248  ROBBINS & MYERS INCORPORATED                                                                            135,832
            5,093  SCANSOURCE INCORPORATED+<<                                                                              126,968
            5,115  SIGMA DESIGNS INCORPORATED+                                                                              51,201
            6,164  TORO COMPANY<<                                                                                          302,776
            4,542  ULTRATECH INCORPORATED+                                                                                  73,898
            6,147  WATSCO INCORPORATED<<                                                                                   356,034

                                                                                                                         3,539,854
                                                                                                              --------------------

INSURANCE CARRIERS: 3.22%
            1,553  AMERICAN PHYSICIANS CAPITAL INCORPORATED                                                                 47,910
            9,809  AMERIGROUP CORPORATION+<<                                                                               318,596
            3,574  AMERISAFE INCORPORATED+<<                                                                                62,724
            9,308  CENTENE CORPORATION+                                                                                    200,122
            9,038  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                             220,618
            4,463  EHEALTH INCORPORATED+                                                                                    50,744
            8,106  EMPLOYERS HOLDINGS INCORPORATED                                                                         119,401
            9,344  HEALTHSPRING INCORPORATED+                                                                              144,925
            7,441  HORACE MANN EDUCATORS CORPORATION                                                                       113,847
            2,509  INFINITY PROPERTY & CASUALTY CORPORATION                                                                115,866
            2,538  MOLINA HEALTHCARE INCORPORATED+<<                                                                        73,094
            8,095  NATIONAL FINANCIAL PARTNERS CORPORATION+<<                                                               79,088
            3,927  PRESIDENTIAL LIFE CORPORATION                                                                            35,736
            6,166  PROASSURANCE CORPORATION+                                                                               349,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
INSURANCE CARRIERS (continued)
            3,282  RLI CORPORATION                                                                            $            172,338
            2,878  SAFETY INSURANCE GROUP INCORPORATED                                                                     106,544
           10,103  SELECTIVE INSURANCE GROUP INCORPORATED                                                                  150,131
            3,479  STEWART INFORMATION SERVICES CORPORATION<<                                                               31,381
            2,454  THE NAVIGATORS GROUP INCORPORATED+                                                                      100,933
            8,528  TOWER GROUP INCORPORATED<<                                                                              183,608
            4,202  UNITED FIRE & CASUALTY COMPANY                                                                           83,284

                                                                                                                         2,760,872
                                                                                                              --------------------

LEATHER & LEATHER PRODUCTS: 0.21%
            8,234  BROWN SHOE COMPANY INCORPORATED                                                                         124,992
            5,136  K-SWISS INCORPORATED+                                                                                    57,677

                                                                                                                           182,669
                                                                                                              --------------------

LEGAL SERVICES: 0.07%
            1,272  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                    57,863
                                                                                                              --------------------

LEISURE, SPORTING & RECREATION: 0.41%
            4,131  BIG 5 SPORTING GOODS CORPORATION                                                                         54,281
           12,216  CALLAWAY GOLF COMPANY<<                                                                                  73,785
            5,475  HIBBETT SPORTS INCORPORATED+                                                                            131,181
            7,553  INTERVAL LEISURE GROUP INCORPORATED+                                                                     94,035

                                                                                                                           353,282
                                                                                                              --------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.26%
            2,039  DELTIC TIMBER CORPORATION                                                                                85,230
            1,289  SKYLINE CORPORATION                                                                                      23,215
            3,673  UNIVERSAL FOREST PRODUCTS                                                                               111,329

                                                                                                                           219,774
                                                                                                              --------------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.51%
            4,189  ABAXIS INCORPORATED+<<                                                                                   89,770
           12,347  ALIGN TECHNOLOGY INCORPORATED+<<                                                                        183,600
           14,300  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                       316,316
            1,707  AMERICAN SCIENCE & ENGINEERING INCORPORATED                                                             130,090
            2,445  ANALOGIC CORPORATION                                                                                    111,272
            2,842  BADGER METER INCORPORATED<<                                                                             109,957
            2,458  CANTEL INDUSTRIES                                                                                        41,049
            4,470  COHU INCORPORATED                                                                                        54,221
            5,536  CONMED CORPORATION+                                                                                     103,136
            8,836  COOPER COMPANIES INCORPORATED                                                                           351,584
            4,533  CYBERONICS INCORPORATED+                                                                                107,341
            5,017  ESCO TECHNOLOGIES INCORPORATED                                                                          129,188
            5,696  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     270,275
            3,061  FARO TECHNOLOGIES INCORPORATED+                                                                          57,271
            7,208  FEI COMPANY+                                                                                            142,070
            4,843  HAEMONETICS CORPORATION+                                                                                259,197
            6,067  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                   108,963
            2,200  ICU MEDICAL INCORPORATED+                                                                                70,774
            4,905  II-VI INCORPORATED+<<                                                                                   145,335
            3,961  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                        146,557
           23,979  ION GEOPHYSICAL CORPORATION+<<                                                                           83,447
            2,572  KEITHLEY INSTRUMENTS INCORPORATED                                                                        22,711
            1,846  KENSEY NASH CORPORATION+<<                                                                               43,769
           12,636  KOPIN CORPORATION+                                                                                       42,836
            7,708  MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                     131,036
            5,347  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                      85,926
            9,504  MKS INSTRUMENTS INCORPORATED+<<                                                                         177,915

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
            3,101  MTS SYSTEMS CORPORATION                                                                    $             89,929
            5,403  NATUS MEDICAL INCORPORATED+                                                                              88,015
            4,279  NEOGEN CORPORATION+                                                                                     111,468
            6,958  NEWPORT CORPORATION+                                                                                     63,039
            3,433  OSTEOTECH INCORPORATED+                                                                                  10,883
            3,513  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                               39,310
            5,916  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       44,666
            5,812  SONIC SOLUTIONS+<<                                                                                       48,530
            6,821  SYMMETRY MEDICAL INCORPORATED+                                                                           71,893
            6,872  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                     265,122
            7,691  VEECO INSTRUMENTS INCORPORATED+<<                                                                       263,647
            4,066  ZOLL MEDICAL CORPORATION+                                                                               110,189

                                                                                                                         4,722,297
                                                                                                              --------------------

MEDICAL EQUIPMENT & SUPPLIES: 0.42%
            6,144  INVACARE CORPORATION                                                                                    127,427
           10,846  PSS WORLD MEDICAL INCORPORATED+                                                                         229,393

                                                                                                                           356,820
                                                                                                              --------------------

MEDICAL PRODUCTS: 0.27%
            6,309  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                             230,215
                                                                                                              --------------------

METAL FABRICATE, HARDWARE: 0.10%
            3,238  CIRCOR INTERNATIONAL INCORPORATED                                                                        82,828
                                                                                                              --------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.13%
            4,757  AMCOL INTERNATIONAL CORPORATION<<                                                                       111,790
                                                                                                              --------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.92%
            1,129  BLYTH INCORPORATED                                                                                       38,465
           12,223  CENTRAL GARDEN & PET COMPANY CLASS A+                                                                   109,640
            6,544  DAKTRONICS INCORPORATED                                                                                  49,080
           11,813  HILLENBRAND INCORPORATED                                                                                252,680
            5,293  JAKKS PACIFIC INCORPORATED+<<                                                                            76,113
            4,087  KID BRANDS INCORPORATED+                                                                                 28,732
            3,235  LYDALL INCORPORATED                                                                                      24,715
            4,081  RC2 CORPORATION+                                                                                         65,745
           10,165  SHUFFLE MASTER INCORPORATED+                                                                             81,422
            2,367  STANDEX INTERNATIONAL CORPORATION                                                                        60,003

                                                                                                                           786,595
                                                                                                              --------------------

MISCELLANEOUS RETAIL: 0.21%
            7,617  HSN INCORPORATED+                                                                                       182,808
                                                                                                              --------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.68%
            4,800  ARKANSAS BEST CORPORATION                                                                                99,600
            5,498  FORWARD AIR CORPORATION                                                                                 149,821
            9,979  HEARTLAND EXPRESS INCORPORATED                                                                          144,895
            5,305  OLD DOMINION FREIGHT LINE INCORPORATED+<<                                                               186,418

                                                                                                                           580,734
                                                                                                              --------------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.49%
            5,605  CASH AMERICA INTERNATIONAL INCORPORATED<<                                                               192,083
            5,086  FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                             110,875
            2,991  WORLD ACCEPTANCE CORPORATION+<<                                                                         114,585

                                                                                                                           417,543
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
OFFICE SUPPLIES: 0.25%
           16,092  OFFICEMAX INCORPORATED+<<                                                                  $            210,162
                                                                                                              --------------------

OIL & GAS EXTRACTION: 1.78%
            4,385  BASIC ENERGY SERVICES INCORPORATED+<<                                                                    33,765
            3,653  PETROLEUM DEVELOPMENT CORPORATION+                                                                       93,590
           10,065  PETROQUEST ENERGY INCORPORATED+                                                                          68,039
           10,265  PIONEER DRILLING COMPANY+                                                                                58,203
            4,279  SEACOR HOLDINGS INCORPORATED+<<                                                                         302,354
            2,242  SEAHAWK DRILLING INCORPORATED+                                                                           21,792
           11,931  SM ENERGY COMPANY<<                                                                                     479,149
            7,999  STONE ENERGY CORPORATION+<<                                                                              89,269
            3,509  SUPERIOR WELL SERVICES+<<                                                                                58,670
            7,175  SWIFT ENERGY COMPANY+                                                                                   193,079
           14,358  TETRA TECHNOLOGIES INCORPORATED+<<                                                                      130,371

                                                                                                                         1,528,281
                                                                                                              --------------------

PAPER & ALLIED PRODUCTS: 0.57%
            7,445  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       74,078
            2,177  CLEARWATER PAPER CORPORATION+                                                                           119,213
            2,790  NEENAH PAPER INCORPORATED                                                                                51,057
            3,483  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                           175,717
            2,411  STANDARD REGISTER COMPANY                                                                                 7,571
            9,300  WAUSAU PAPER CORPORATION+                                                                                62,961

                                                                                                                           490,597
                                                                                                              --------------------

PERSONAL SERVICES: 0.53%
            6,017  COINSTAR INCORPORATED+<<                                                                                258,550
            3,522  G&K SERVICES INCORPORATED CLASS A                                                                        72,729
            2,726  UNIFIRST CORPORATION                                                                                    119,999

                                                                                                                           451,278
                                                                                                              --------------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.76%
           11,467  HEADWATERS INCORPORATED+                                                                                 32,566
            8,275  HOLLY CORPORATION<<                                                                                     219,950
            3,146  WD-40 COMPANY                                                                                           105,076
           11,270  WORLD FUEL SERVICES CORPORATION<<                                                                       292,344

                                                                                                                           649,936
                                                                                                              --------------------

PHARMACEUTICALS: 1.51%
            7,381  CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                 254,645
            2,826  KENDLE INTERNATIONAL INCORPORATED+                                                                       32,556
            6,652  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                              172,686
            5,814  PHARMERICA CORPORATION+                                                                                  85,233
           10,803  SALIX PHARMACEUTICALS LIMITED+                                                                          421,641
           12,807  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                 161,368
           14,764  VIROPHARMA INCORPORATED+                                                                                165,504

                                                                                                                         1,293,633
                                                                                                              --------------------

PRIMARY METAL INDUSTRIES: 1.54%
            8,870  BELDEN CDT INCORPORATED                                                                                 195,140
            3,847  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 76,863
           10,899  CENTURY ALUMINUM COMPANY+<<                                                                              96,238
            8,701  CURTISS-WRIGHT CORPORATION                                                                              252,677
            3,604  ENCORE WIRE CORPORATION                                                                                  65,557
            5,740  GIBRALTAR INDUSTRIES INCORPORATED+                                                                       57,974
            7,150  MUELLER INDUSTRIES INCORPORATED                                                                         175,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
PRIMARY METAL INDUSTRIES (continued)
            1,713  OLYMPIC STEEL INCORPORATED                                                                 $             39,348
            5,706  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                137,572
            5,268  TEXAS INDUSTRIES INCORPORATED<<                                                                         155,617
            3,964  TREDEGAR CORPORATION                                                                                     64,692

                                                                                                                         1,317,568
                                                                                                              --------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.33%
            7,608  BOWNE & COMPANY INCORPORATED                                                                             85,362
            2,130  CONSOLIDATED GRAPHICS INCORPORATED+                                                                      92,101
            5,750  DOLAN MEDIA COMPANY+                                                                                     63,940
            5,724  EW SCRIPPS COMPANY+                                                                                      42,529

                                                                                                                           283,932
                                                                                                              --------------------

REAL ESTATE: 0.12%
            6,086  MERITAGE CORPORATION+                                                                                    99,080
                                                                                                              --------------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 6.42%
            7,611  ACADIA REALTY TRUST                                                                                     128,017
           21,540  BIOMED REALTY TRUST INCORPORATED                                                                        346,579
           10,442  CEDAR SHOPPING CENTERS INCORPORATED                                                                      62,861
           13,296  COLONIAL PROPERTIES TRUST                                                                               193,191
           29,274  DIAMONDROCK HOSPITALITY+                                                                                240,632
            5,111  EASTGROUP PROPERTIES INCORPORATED                                                                       181,849
            8,819  ENTERTAINMENT PROPERTIES TRUST                                                                          335,739
           16,544  EXTRA SPACE STORAGE INCORPORATED<<                                                                      229,962
            6,909  FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                124,086
           12,849  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                151,747
           11,818  HEALTHCARE REALTY TRUST INCORPORATED                                                                    259,641
            6,893  HOME PROPERTIES INCORPORATED<<                                                                          310,668
           13,622  INLAND REAL ESTATE CORPORATION                                                                          107,886
            9,921  KILROY REALTY CORPORATION                                                                               294,951
           11,992  KITE REALTY GROUP TRUST                                                                                  50,127
           13,243  LASALLE HOTEL PROPERTIES                                                                                272,409
           21,315  LEXINGTON CORPORATE PROPERTIES TRUST                                                                    128,103
            4,514  LTC PROPERTIES INCORPORATED                                                                             109,555
           21,100  MEDICAL PROPERTIES TRUST INCORPORATED                                                                   199,184
            5,712  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                          293,997
           15,806  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                               338,881
            4,092  PARKWAY PROPERTIES INCORPORATED                                                                          59,620
            9,338  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                               114,110
            9,221  POST PROPERTIES INCORPORATED<<                                                                          209,593
            3,438  PS BUSINESS PARKS INCORPORATED                                                                          191,772
            5,232  SOVRAN SELF STORAGE INCORPORATED<<                                                                      180,138
            7,678  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                            317,716
            4,107  URSTADT BIDDLE PROPERTIES INCORPORATED                                                                   66,246

                                                                                                                         5,499,260
                                                                                                              --------------------

RETAIL: 0.20%
            9,327  EZCORP INCORPORATED+                                                                                    173,016
                                                                                                              --------------------

RETAIL, TRADE & SERVICES: 0.21%
            2,957  LUMBER LIQUIDATORS HOLDINGS INCORPORATED+<<                                                              68,987
            4,185  MARINEMAX INCORPORATED+                                                                                  29,044
            4,367  PETMED EXPRESS INCORPORATED<<                                                                            77,733

                                                                                                                           175,764
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
RETAIL-SPECIAL LINE: 0.20%
            2,751  BLUE NILE INCORPORATED+                                                                    $            129,517
            3,418  NORTH AMERICAN WATCH CORPORATION+                                                                        36,504
            4,507  ZALE CORPORATION+<<                                                                                       7,121

                                                                                                                           173,142
                                                                                                              --------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.13%
            5,974  A. SCHULMAN INCORPORATED                                                                                113,267
                                                                                                              --------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.92%
            8,267  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                               132,768
            8,031  LABRANCHE & COMPANY INCORPORATED+                                                                        34,373
            8,057  OPTIONSXPRESS HOLDINGS INCORPORATED+                                                                    126,817
            3,282  PIPER JAFFRAY COMPANIES INCORPORATED+<<                                                                 105,746
            6,740  STIFEL FINANCIAL CORPORATION+<<                                                                         292,449
            5,402  SWS GROUP INCORPORATED                                                                                   51,319
            6,200  TRADESTATION GROUP INCORPORATED+                                                                         41,850

                                                                                                                           785,322
                                                                                                              --------------------

SOCIAL SERVICES: 0.12%
            1,531  ALMOST FAMILY INCORPORATED+                                                                              53,478
            4,853  RES-CARE INCORPORATED+                                                                                   46,880

                                                                                                                           100,358
                                                                                                              --------------------

SOFTWARE: 1.08%
            8,189  COMMVAULT SYSTEMS INCORPORATED+                                                                         184,253
            8,982  EPICOR SOFTWARE CORPORATION+                                                                             71,766
            6,253  EPIQ SYSTEMS INCORPORATED                                                                                80,851
            6,958  JDA SOFTWARE GROUP INCORPORATED+                                                                        152,937
            8,001  PROGRESS SOFTWARE CORPORATION+                                                                          240,270
            5,788  SMITH MICRO SOFTWARE INCORPORATED+                                                                       55,044
           16,041  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                           144,369

                                                                                                                           929,490
                                                                                                              --------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.81%
            5,305  APOGEE ENTERPRISES INCORPORATED                                                                          57,453
            4,483  CABOT MICROELECTRONICS CORPORATION+                                                                     155,067
            3,641  CARBO CERAMICS INCORPORATED<<                                                                           262,844
            8,325  EAGLE MATERIALS INCORPORATED<<                                                                          215,867

                                                                                                                           691,231
                                                                                                              --------------------

TECHNOLOGY: 0.08%
            5,484  AVID TECHNOLOGY INCORPORATED+                                                                            69,811
                                                                                                              --------------------

TEXTILE MILL PRODUCTS: 0.57%
            5,238  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 84,803
           10,714  INTERFACE INCORPORATED                                                                                  115,068
            2,635  OXFORD INDUSTRIES INCORPORATED                                                                           55,151
            9,408  WOLVERINE WORLD WIDE INCORPORATED                                                                       237,270

                                                                                                                           492,292
                                                                                                              --------------------

TEXTILES - PRODUCTS: 0.23%
           13,695  ICONIX BRAND GROUP INCORPORATED+<<                                                                      196,797
                                                                                                              --------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
TOBACCO PRODUCTS: 0.07%
           16,902  ALLIANCE ONE INTERNATIONAL INCORPORATED+<<                                                 $             60,171
                                                                                                              --------------------

TRANSPORTATION BY AIR: 0.60%
            2,080  AIR METHODS CORPORATION+<<                                                                               61,880
            2,871  ALLEGIANT TRAVEL COMPANY                                                                                122,563
            6,818  BRISTOW GROUP INCORPORATED+<<                                                                           200,449
           10,612  SKYWEST INCORPORATED                                                                                    129,679

                                                                                                                           514,571
                                                                                                              --------------------

TRANSPORTATION EQUIPMENT: 2.19%
            2,834  AEROVIRONMENT INCORPORATED+<<                                                                            61,583
            2,317  ARCTIC CAT INCORPORATED+                                                                                 21,108
            3,811  ATC TECHNOLOGY CORPORATION+                                                                              61,433
           16,795  BRUNSWICK CORPORATION<<                                                                                 208,762
            9,568  CLARCOR INCORPORATED                                                                                    339,855
           11,757  FEDERAL SIGNAL CORPORATION                                                                               71,130
            9,656  GENCORP INCORPORATED+<<                                                                                  42,293
            4,655  GROUP 1 AUTOMOTIVE INCORPORATED+<<                                                                      109,532
            4,405  HORNBECK OFFSHORE+                                                                                       64,313
           10,931  ORBITAL SCIENCES CORPORATION+                                                                           172,382
            6,283  POLARIS INDUSTRIES INCORPORATED<<                                                                       343,177
            6,235  SPARTAN MOTORS INCORPORATED                                                                              26,187
            3,582  STANDARD MOTOR PRODUCTS INCORPORATED                                                                     28,907
            4,401  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                           59,149
            3,165  TRIUMPH GROUP INCORPORATED                                                                              210,884
            5,518  WINNEBAGO INDUSTRIES INCORPORATED+<<                                                                     54,849

                                                                                                                         1,875,544
                                                                                                              --------------------

TRANSPORTATION SERVICES: 0.25%
            7,208  HUB GROUP INCORPORATED CLASS A+<<                                                                       216,312
                                                                                                              --------------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.98%
            7,769  HAIN CELESTIAL GROUP INCORPORATED+<<                                                                    156,701
            3,303  LSB INDUSTRIES INCORPORATED+                                                                             43,963
            5,358  MYERS INDUSTRIES INCORPORATED                                                                            43,346
            2,384  NASH FINCH COMPANY                                                                                       81,437
            1,948  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                  39,350
            3,041  SCHOOL SPECIALTY INCORPORATED+                                                                           54,951
            4,272  SPARTAN STORES INCORPORATED                                                                              58,612
            3,490  THE ANDERSONS INCORPORATED                                                                              113,739
            4,591  UNITED STATIONERS INCORPORATED+                                                                         250,072

                                                                                                                           842,171
                                                                                                              --------------------

WHOLESALE TRADE-DURABLE GOODS: 1.57%
            3,176  A.M. CASTLE & COMPANY+                                                                                   44,115
            7,068  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                            178,962
            8,247  BARNES GROUP INCORPORATED                                                                               135,168
            4,729  DIGI INTERNATIONAL INCORPORATED+                                                                         39,109
            8,770  INSIGHT ENTERPRISES INCORPORATED+                                                                       115,413
            4,918  KAMAN CORPORATION CLASS A                                                                               108,786
           11,088  KNIGHT TRANSPORTATION INCORPORATED<<                                                                    224,421
              759  LAWSON PRODUCTS INCORPORATED                                                                             12,888
            2,329  MWI VETERINARY SUPPLY INCORPORATED+<<                                                                   117,056
            8,859  PEP BOYS-MANNY, MOE & JACK                                                                               78,491
            9,386  POOL CORPORATION<<                                                                                      205,741

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

SHARES             SECURITY NAME                                                                                       VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
           5,247   TYLER TECHNOLOGIES INCORPORATED+                                                           $             81,433

                                                                                                                         1,341,583
                                                                                                              --------------------

TOTAL COMMON STOCKS (COST $79,786,116)                                                                                  74,279,110
                                                                                                              --------------------

RIGHTS: 0.00%
          10,954   HANMI FINANCIAL CORPORATION RIGHTS+<<(a)+                                                                   657

TOTAL RIGHTS (COST $0)                                                                                                         657
                                                                                                              --------------------

SHORT-TERM INVESTMENTS: 33.78%

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
CORPORATE BONDS & NOTES: 2.19%
    $  1,661,562   GRYPHON FUNDING LIMITED(v)(a)(i)                                  0.00%        08/05/2010               666,619
       2,161,505   VFNC CORPORATION(v)+/-(a)(i)++                                    0.35         09/29/2011             1,210,443

                                                                                                                         1,877,062
                                                                                                              --------------------

SHARES                                                                              YIELD
INVESTMENT COMPANIES: 31.36%
       1,872,818   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)#                   0.28                                1,872,818
      25,006,354   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)     0.35                               25,006,354

                                                                                                                        26,879,172
                                                                                                              --------------------

PRINCIPAL          SECURITY NAME                                                 INTEREST RATE
US TREASURY BILLS: 0.23%
       $  50,000   US TREASURY BILL#/\                                               0.16         08/05/2010                49,992
         145,000   US TREASURY BILL#/\                                               0.12         11/04/2010               144,910

                                                                                                                           194,902
                                                                                                              --------------------

TOTAL SHORT-TERM INVESTMENTS (COST $28,485,315)                                                                         28,951,136
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,271,431)*                                     120.46%                                                       103,230,903

OTHER ASSETS AND LIABILITIES, NET                        (20.46)                                                       (17,533,856)
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                              $         85,697,047
                                                        -------                                               --------------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

/\   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $118,441,783 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

GROSS UNREALIZED APPRECIATION                                                   $   7,825,431
GROSS UNREALIZED DEPRECIATION                                                     (23,036,311)
                                                                                -------------
NET UNREALIZED DEPRECIATION                                                     $ (15,210,880)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES            SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 94.90%

APPAREL & ACCESSORY STORES: 6.21%
         155,470  DRESS BARN INCORPORATED+<<                                                                          $    3,701,741
         211,600  FINISH LINE INCORPORATED CLASS A                                                                         2,947,588
         155,360  HANESBRANDS INCORPORATED+<<                                                                              3,737,962
         104,150  RUE21 INCORPORATED+<<                                                                                    3,159,911
         144,200  TALBOTS INCORPORATED+<<                                                                                  1,486,702
       1,074,790  WET SEAL INCORPORATED CLASS A+                                                                           3,922,984

                                                                                                                          18,956,888
                                                                                                                      --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.92%
          78,841  COPART INCORPORATED+<<                                                                                   2,823,296
         353,400  SONIC AUTOMOTIVE INCORPORATED+<<                                                                         3,025,104

                                                                                                                           5,848,400
                                                                                                                      --------------

BIOPHARMACEUTICALS: 0.35%
         163,770  VANDA PHARMACEUTICALS INCORPORATED+<<                                                                    1,082,520
                                                                                                                      --------------

BIOTECHNOLOGY: 0.61%
         154,660  SEATTLE GENETICS INCORPORATED+<<                                                                         1,854,373
                                                                                                                      --------------

BUSINESS SERVICES: 10.45%
          82,060  ALTISOURCE PORTFOLIO SOL+                                                                                2,030,164
          96,420  ARBITRON INCORPORATED<<                                                                                  2,471,245
         182,160  BOTTOMLINE TECHNOLOGIES INCORPORATED+<<                                                                  2,373,545
         467,080  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     2,704,393
          61,412  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      2,621,064
         190,450  MEDIDATA SOLUTIONS INCORPORATED+                                                                         2,950,071
         256,180  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       4,014,341
         479,410  SFN GROUP INCORPORATED+                                                                                  2,617,579
         159,670  SYKES ENTERPRISES INCORPORATED+                                                                          2,272,104
         153,770  TNS INCORPORATED+                                                                                        2,681,749
          54,890  ULTIMATE SOFTWARE GROUP INCORPORATED+<<                                                                  1,803,685
         217,800  VOCUS INCORPORATED+                                                                                      3,327,984

                                                                                                                          31,867,924
                                                                                                                      --------------

CHEMICALS & ALLIED PRODUCTS: 4.35%
         127,570  ALIMERA SCIENCES INCORPORATED+                                                                             949,121
         123,910  ALNYLAM PHARMACEUTICALS INCORPORATED+<<                                                                  1,861,128
         175,480  CRUCELL NV ADR+<<                                                                                        3,214,794
         183,690  ELIZABETH ARDEN INCORPORATED+                                                                            2,667,179
         265,025  INSPIRE PHARMACEUTICALS INCORPORATED+                                                                    1,322,475
         180,430  OLIN CORPORATION                                                                                         3,263,979

                                                                                                                          13,278,676
                                                                                                                      --------------

COMMERCIAL SERVICES: 1.85%
         220,700  SUCCESSFACTORS INCORPORATED+<<                                                                           4,588,353
          78,000  TRANSCEND SERVICES INCORPORATED+                                                                         1,053,000

                                                                                                                           5,641,353
                                                                                                                      --------------

COMMUNICATIONS: 2.41%
         218,960  ARUBA NETWORKS INCORPORATED+<<                                                                           3,117,990
          83,650  ASIAINFO HOLDINGS INCORPORATED+<<                                                                        1,828,589
         115,760  MOTRICITY INCORPORATED+<<                                                                                1,018,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                        PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES            SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
          72,560  SOURCEFIRE INCORPORATED+<<                                                                         $    1,378,640

                                                                                                                          7,343,907
                                                                                                                     --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.47%
         153,400  MATRIX SERVICE COMPANY+                                                                                 1,428,154
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS: 3.39%
         102,490  FIRSTMERIT CORPORATION                                                                                  1,755,654
         106,120  HOME BANCSHARES INCORPORATED<<                                                                          2,420,597
          61,450  SIGNATURE BANK+<<                                                                                       2,335,715
         115,070  WINTRUST FINANCIAL CORPORATION                                                                          3,836,434

                                                                                                                         10,348,400
                                                                                                                     --------------

EATING & DRINKING PLACES: 0.90%
          43,420  BUFFALO WILD WINGS INCORPORATED+<<                                                                      1,588,304
          92,270  TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                 1,164,447

                                                                                                                          2,752,751
                                                                                                                     --------------

EDUCATIONAL SERVICES: 1.30%
         156,910  EDUCATION MANAGEMENT CORPORATION+<<                                                                     2,392,878
         179,830  NATIONAL AMERICAN UNIVERSITY<<                                                                          1,566,319

                                                                                                                          3,959,197
                                                                                                                     --------------

ELECTRONIC: 0.96%
         162,780  GENTEX CORPORATION                                                                                      2,926,784
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.39%
          10,990  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                    211,448
         699,240  ATMEL CORPORATION+<<                                                                                    3,356,352
         219,530  ENTROPIC COMMUNICATIONS INCORPORATED+                                                                   1,391,820
         254,680  MICREL INCORPORATED<<                                                                                   2,592,642
         149,740  MICROSEMI CORPORATION+                                                                                  2,190,696
          84,240  NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                   2,291,328
         170,110  OSI SYSTEMS INCORPORATED+<<                                                                             4,723,955
         270,020  PMC-SIERRA INCORPORATED+                                                                                2,030,550
          45,005  SILICON LABORATORIES INCORPORATED+<<                                                                    1,825,403
         156,550  TESSERA TECHNOLOGIES INCORPORATED+                                                                      2,512,628
          76,800  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                               2,201,088
         101,670  VIASAT INCORPORATED+<<                                                                                  3,310,375

                                                                                                                         28,638,285
                                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.06%
         244,090  ACCRETIVE HEALTH INCORPORATED+<<                                                                        3,229,311
                                                                                                                     --------------

ENVIRONMENTAL CONTROL: 0.51%
         118,120  CALGON CARBON CORPORATION+<<                                                                            1,563,909
                                                                                                                     --------------

FINANCIAL SERVICES: 0.66%
         137,820  HIGHER ONE HOLDINGS INCORPORATED+                                                                       1,998,390
                                                                                                                     --------------

FOOD & KINDRED PRODUCTS: 0.95%
          96,720  UNITED NATURAL FOODS INCORPORATED+<<                                                                    2,889,994
                                                                                                                     --------------

GENERAL MERCHANDISE STORES: 0.87%
         180,020  99 CENTS ONLY STORES+                                                                                   2,664,296
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                       PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
HEALTH CARE: 0.44%
          29,510  GEN-PROBE INCORPORATED+<<                                                                         $    1,340,344
                                                                                                                    --------------

HEALTH SERVICES: 2.55%
         274,975  HEALTH GRADES INCORPORATED+                                                                            1,649,850
         108,190  LHC GROUP INCORPORATED+<<                                                                              3,002,273
         259,610  NEKTAR THERAPEUTICS+<<                                                                                 3,141,281

                                                                                                                         7,793,404
                                                                                                                    --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.10%
         237,220  ORION MARINE GROUP INCORPORATED+                                                                       3,368,524
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.76%
         129,060  CHATHAM LODGING TRUST REIT+                                                                            2,306,302
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.10%
         244,660  BRIGGS & STRATTON CORPORATION<<                                                                        4,164,113
         135,980  COLUMBUS MCKINNON CORPORATION+                                                                         1,899,641
         213,330  NETEZZA CORPORATION+<<                                                                                 2,918,354
         128,010  RIVERBED TECHNOLOGY INCORPORATED+                                                                      3,535,636

                                                                                                                        12,517,744
                                                                                                                    --------------

INSURANCE CARRIERS: 1.85%
          65,700  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                              2,009,763
         140,450  RADIAN GROUP INCORPORATED                                                                              1,016,858
         107,210  VALIDUS HOLDINGS LIMITED                                                                               2,618,068

                                                                                                                         5,644,689
                                                                                                                    --------------

LEISURE, SPORTING & RECREATION: 1.10%
         134,610  DICK'S SPORTING GOODS INCORPORATED+<<                                                                  3,350,443
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
 GOODS: 10.21%
         119,480  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                      2,642,898
         340,830  DEXCOM INCORPORATED+<<                                                                                 3,939,995
         172,690  EMDEON INCORPORATED+                                                                                   2,163,806
         529,040  ENDOLOGIX INCORPORATED+<<                                                                              2,396,551
          90,960  FORMFACTOR INCORPORATED+                                                                                 982,368
         180,900  HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                  3,248,964
          20,020  HEARTWARE INTERNATIONAL INCORPORATED+<<                                                                1,402,801
         420,048  INFINERA CORPORATION+<<                                                                                2,700,909
         136,995  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                             1,532,974
         198,100  SENSATA TECHNOLOGIES HOLDINGS NV+                                                                      3,167,619
          98,505  SONOSITE INCORPORATED+<<                                                                               2,670,471
         340,900  SPECTRANETICS CORPORATION+<<                                                                           1,765,862
          93,510  ZOLL MEDICAL CORPORATION+<<                                                                            2,534,121

                                                                                                                        31,149,339
                                                                                                                    --------------

MEDICAL PRODUCTS: 1.22%
         139,560  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          3,720,670
                                                                                                                    --------------

METAL MINING: 0.66%
         231,120  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                            2,006,122
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.76%
         122,980  STR HOLDINGS INCORPORATED+<<                                                                           2,312,024
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                        PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES           SECURITY NAME                                                                                           VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.32%
          51,140  CON-WAY INCORPORATED                                                                               $    1,535,223
         212,570  HEARTLAND EXPRESS INCORPORATED<<                                                                        3,086,516
         112,250  WERNER ENTERPRISES INCORPORATED<<                                                                       2,457,153

                                                                                                                          7,078,892
                                                                                                                     --------------

OIL & GAS EXTRACTION: 4.76%
         155,940  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                              2,229,942
          67,100  CONCHO RESOURCES INCORPORATED+                                                                          3,712,643
         288,210  GULFPORT ENERGY CORPORATION+                                                                            3,418,171
         140,210  OASIS PETROLEUM INCORPORATED+                                                                           2,033,045
         167,250  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                  3,122,558

                                                                                                                         14,516,359
                                                                                                                     --------------

PAPER & RELATED PRODUCTS: 0.75%
         206,660  KAPSTONE PAPER AND PACKAGING CORPORATION+                                                               2,302,192
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.52%
         119,030  FRONTIER OIL CORPORATION                                                                                1,600,954
                                                                                                                     --------------

PHARMACEUTICALS: 0.52%
         165,950  ISIS PHARMACEUTICALS INCORPORATED+<<                                                                    1,588,142
                                                                                                                     --------------

PRIMARY METAL INDUSTRIES: 1.15%
         219,330  HORSEHEAD HOLDING CORPORATION+                                                                          1,658,135
         140,960  STEEL DYNAMICS INCORPORATED                                                                             1,859,262

                                                                                                                          3,517,397
                                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.89%
         152,460  ROVI CORPORATION+<<                                                                                     5,779,759
                                                                                                                     --------------

RAILROAD TRANSPORTATION: 0.79%
          64,350  GENESEE & WYOMING INCORPORATED+<<                                                                       2,400,899
                                                                                                                     --------------

RENTAL AUTO/EQUIPMENT: 0.73%
         236,390  HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                   2,236,249
                                                                                                                     --------------

RETAIL-SPECIAL LINE: 1.09%
         140,870  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+<<                                                        3,332,984
                                                                                                                     --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.93%
         105,590  JARDEN CORPORATION<<                                                                                    2,837,203
                                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.73%
         439,210  AMARIN CORPORATION PLC ADR+<<                                                                           1,093,633
          92,910  EVERCORE PARTNERS INCORPORATED CLASS A<<                                                                2,169,449
         362,300  GFI GROUP INCORPORATED                                                                                  2,021,634

                                                                                                                          5,284,716
                                                                                                                     --------------

SOFTWARE: 2.12%
         105,730  COMMVAULT SYSTEMS INCORPORATED+                                                                         2,378,925
          71,370  JDA SOFTWARE GROUP INCORPORATED+                                                                        1,568,713
         157,310  SOLARWINDS INCORPORATED+                                                                                2,523,252

                                                                                                                          6,470,890
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

SHARES            SECURITY NAME                                                                                      VALUE
TRANSPORTATION SERVICES: 1.10%
         111,340  HUB GROUP INCORPORATED CLASS A+<<                                                              $    3,341,313
                                                                                                                 --------------

WATER TRANSPORTATION: 0.47%
          63,650  AMERICAN COMMERCIAL LINES INCORPORATED+<<                                                           1,432,762
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS: 0.67%
         136,660  METALS USA HOLDINGS CORPORATION+                                                                    2,043,067
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $268,937,433)                                                                             289,546,895
                                                                                                                 --------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 33.44%

CORPORATE BONDS & NOTES: 0.81%
$      2,203,354  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%        08/05/2010           883,986
       2,866,315  VFNC CORPORATION(v)+/-(a)(i)++                                      0.35         09/29/2011         1,605,137

                                                                                                                      2,489,123
                                                                                                                 --------------

SHARES                                                                                YIELD
INVESTMENT COMPANIES: 32.63%
       8,834,850  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                      0.28                            8,834,850
      90,710,788  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)       0.35                           90,710,788

                                                                                                                     99,545,638
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $101,417,049)                                                                    102,034,761
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $370,354,482)*                                     128.34%                                                    391,581,656

OTHER ASSETS AND LIABILITIES, NET                        (28.34)                                                    (86,472,970)
                                                        -------                                                  --------------

TOTAL NET ASSETS                                         100.00%                                                 $  305,108,686
                                                        -------                                                  --------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

      COST FOR FEDERAL INCOME TAX PURPOSES IS $376,985,173 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION   $ 35,250,411
      GROSS UNREALIZED DEPRECIATION    (20,653,928)
                                      ------------
*     NET UNREALIZED APPRECIATION     $ 14,596,483

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 96.90%

AMUSEMENT & RECREATION SERVICES: 1.10%
          64,820  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                         $    1,669,763
                                                                                                                     --------------

APPAREL & ACCESSORY STORES: 4.93%
          37,230  CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                          1,638,865
          57,400  DSW INCORPORATED CLASS A+<<                                                                             1,289,204
          83,800  HANESBRANDS INCORPORATED+<<                                                                             2,016,228
          42,000  TRUE RELIGION APPAREL INCORPORATED+<<                                                                     926,940
          86,390  VOLCOM INCORPORATED+<<                                                                                  1,604,262

                                                                                                                          7,475,499
                                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.72%
         104,120  ASBURY AUTOMOTIVE GROUP INCORPORATED+<<                                                                 1,097,425
                                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.82%
          75,310  TUTOR PRINI CORPORATION+                                                                                1,241,109
                                                                                                                     --------------

BUSINESS SERVICES: 8.43%
         151,240  AIRCASTLE LIMITED                                                                                       1,187,234
          39,110  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                1,661,393
         201,140  EARTHLINK INCORPORATED                                                                                  1,601,074
          23,580  MICROSTRATEGY INCORPORATED CLASS A+<<                                                                   1,770,622
          27,120  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                           1,811,074
          62,310  RENT-A-CENTER INCORPORATED+                                                                             1,262,401
          64,940  SYNNEX CORPORATION+<<                                                                                   1,663,763
          80,500  TAL INTERNATIONAL GROUP INCORPORATED                                                                    1,808,835

                                                                                                                         12,766,396
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS: 5.02%
          45,300  CYTEC INDUSTRIES INCORPORATED                                                                           1,811,547
          82,100  OLIN CORPORATION                                                                                        1,485,189
         100,510  ROCKWOOD HOLDINGS INCORPORATED+                                                                         2,280,572
          96,250  TALECRIS BIOTHERAPEUTICS HOLDINGS CORPORATION+                                                          2,030,875

                                                                                                                          7,608,183
                                                                                                                     --------------

COMMUNICATIONS: 1.63%
         526,540  CINCINNATI BELL INCORPORATED+<<                                                                         1,584,885
          78,500  NEUTRAL TANDEM INCORPORATION+<<                                                                           883,125

                                                                                                                          2,468,010
                                                                                                                     --------------

COMMUNICATIONS EQUIPMENT: 0.88%
          56,270  COMMSCOPE INCORPORATED+                                                                                 1,337,538
                                                                                                                     --------------

COMPUTER TECHNOLOGIES: 1.11%
          51,060  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                   1,686,512
                                                                                                                     --------------

DEPOSITORY INSTITUTIONS: 10.56%
         119,800  ASSOCIATED BANC-CORP                                                                                    1,468,748
          46,270  BANK OF THE OZARKS INCORPORATED<<                                                                       1,641,197
          73,700  CARDINAL FINANCIAL CORPORATION                                                                            680,988
         104,240  EAST WEST BANCORP INCORPORATED                                                                          1,589,660
          69,500  MB FINANCIAL INCORPORATED<<                                                                             1,278,105
         115,500  NORTHWEST BANCSHARES INCORPORATED                                                                       1,324,785
          84,110  PACWEST BANCORP<<                                                                                       1,540,054
          71,800  PINNACLE FINANCIAL PARTNERS INCORPORATED+<<                                                               922,630
          30,500  SVB FINANCIAL GROUP+<<                                                                                  1,257,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
         130,150  UMPQUA HOLDINGS CORPORATION<<                                                                      $    1,494,122
          86,910  WASHINGTON FEDERAL INCORPORATED                                                                         1,406,204
          41,690  WINTRUST FINANCIAL CORPORATION                                                                          1,389,945

                                                                                                                         15,993,953
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES: 2.91%
         105,310  GREAT PLAINS ENERGY INCORPORATED                                                                        1,792,376
         102,460  PORTLAND GENERAL ELECTRIC COMPANY                                                                       1,878,092
          35,280  UNITIL CORPORATION<<                                                                                      737,705

                                                                                                                          4,408,173
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.15%
          65,720  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                 1,967,000
         130,000  GRAFTECH INTERNATIONAL LIMITED+                                                                         1,900,600
         113,580  MITEL NETWORKS CORPORATION+                                                                             1,018,813
         383,110  RF MICRO DEVICES INCORPORATED+<<                                                                        1,497,960
         148,530  TTM TECHNOLOGIES INCORPORATED+<<                                                                        1,411,035

                                                                                                                          7,795,408
                                                                                                                     --------------

FOOD & KINDRED PRODUCTS: 2.08%
          47,330  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                            1,011,915
          34,580  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                1,047,774
          66,500  LANCE INCORPORATED                                                                                      1,096,585

                                                                                                                          3,156,274
                                                                                                                     --------------

GENERAL MERCHANDISE STORES: 0.74%
          79,770  CABELA'S INCORPORATED+<<                                                                                1,127,948
                                                                                                                     --------------

HEALTH SERVICES: 1.59%
         106,120  HEALTHWAYS INCORPORATED+                                                                                1,264,950
         140,860  SUN HEALTHCARE GROUP INCORPORATED+                                                                      1,138,149

                                                                                                                          2,403,099
                                                                                                                     --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.17%
         295,030  GREAT LAKES DREDGE & DOCK COMPANY                                                                       1,770,180
                                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.13%
          77,510  GAYLORD ENTERTAINMENT COMPANY+<<                                                                        1,712,196
                                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.16%
         100,620  ALTRA HOLDINGS INCORPORATED+                                                                            1,310,072
          41,260  BLACK BOX CORPORATION                                                                                   1,150,741
          87,990  DOUGLAS DYNAMICS INCORPORATED+                                                                          1,011,885
         142,470  EMULEX CORPORATION+                                                                                     1,307,875

                                                                                                                          4,780,573
                                                                                                                     --------------

INSURANCE CARRIERS: 4.66%
          46,510  AMERIGROUP CORPORATION+<<                                                                               1,510,645
          44,471  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                               1,360,368
          29,580  THE NAVIGATORS GROUP INCORPORATED+                                                                      1,216,625
          90,210  UNITED FIRE & CASUALTY COMPANY                                                                          1,787,962
          49,740  WELLCARE HEALTH PLANS INCORPORATED+                                                                     1,180,828

                                                                                                                          7,056,428
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES: 0.95%
         154,600  APOLLO INVESTMENT CORPORATION                                                                      $    1,442,418
                                                                                                                     --------------

LEISURE, SPORTING & RECREATION: 1.71%
         181,890  CALLAWAY GOLF COMPANY<<                                                                                 1,098,616
          56,480  GENESCO INCORPORATED+<<                                                                                 1,485,989

                                                                                                                          2,584,605
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
 GOODS: 1.14%
          44,760  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                     1,726,841
                                                                                                                     --------------

METAL FABRICATE, HARDWARE: 1.11%
         108,300  CHART INDUSTRIES INCORPORATED+                                                                          1,687,314
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.78%
          73,610  RC2 CORPORATION+                                                                                        1,185,857
                                                                                                                     --------------

MOTION PICTURES: 0.75%
          86,900  CINEMARK HOLDINGS INCORPORATED                                                                          1,142,735
                                                                                                                     --------------

OIL & GAS EXTRACTION: 4.71%
          67,510  BERRY PETROLEUM COMPANY CLASS A<<                                                                       1,736,357
         249,700  GLOBAL INDUSTRIES LIMITED+<<                                                                            1,121,153
         122,200  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                            1,316,094
         154,200  KEY ENERGY SERVICES INCORPORATED+<<                                                                     1,415,556
          37,900  UNIT CORPORATION+<<                                                                                     1,538,361

                                                                                                                          7,127,521
                                                                                                                     --------------

PAPER & ALLIED PRODUCTS: 1.58%
         115,750  TEMPLE-INLAND INCORPORATED                                                                              2,392,553
                                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.10%
          62,600  HOLLY CORPORATION<<                                                                                     1,663,908
                                                                                                                     --------------

PRIMARY METAL INDUSTRIES: 0.84%
          52,500  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                1,265,775
                                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.96%
          77,840  AMERICAN GREETINGS CORPORATION CLASS A<<                                                                1,460,278
                                                                                                                     --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 9.67%
          50,450  AMERICAN CAMPUS COMMUNITIES<<                                                                           1,376,781
         110,790  BIOMED REALTY TRUST INCORPORATED                                                                        1,782,611
          45,690  CORPORATE OFFICE PROPERTIES TRUST<<                                                                     1,725,254
          67,500  DUPONT FABROS TECHNOLOGY INCORPORATION<<                                                                1,657,800
         114,720  FIRST POTOMAC REALTY TRUST<<                                                                            1,648,526
          99,280  LASALLE HOTEL PROPERTIES<<                                                                              2,042,190
         112,400  REDWOOD TRUST INCORPORATED<<                                                                            1,645,536
          38,700  SOVRAN SELF STORAGE INCORPORATED<<                                                                      1,332,441
         144,694  SUNSTONE HOTEL INVESTORS INCORPORATED+<<                                                                1,436,811

                                                                                                                         14,647,950
                                                                                                                     --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.76%
          72,580  COOPER TIRE & RUBBER COMPANY                                                                            1,415,310
         125,370  TITAN INTERNATIONAL INCORPORATED<<                                                                      1,249,939

                                                                                                                          2,665,249
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

SHARES            SECURITY NAME                                                                                          VALUE
SATELLITE: 1.85%
         278,840  IRADIUM COMMUNICATIONS INCORPORATED+<<                                                             $    2,799,554
                                                                                                                     --------------

SOCIAL SERVICES: 0.68%
         106,630  RES-CARE INCORPORATED+                                                                                  1,030,046
                                                                                                                     --------------

SOFTWARE: 0.84%
          53,170  DIGITAL RIVER INCORPORATED+<<                                                                           1,271,295
                                                                                                                     --------------

TRANSPORTATION BY AIR: 3.09%
         329,860  AIRTRAN HOLDINGS INCORPORATED+<<                                                                        1,599,821
          64,920  ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                              3,083,700

                                                                                                                          4,683,521
                                                                                                                     --------------

TRANSPORTATION EQUIPMENT: 3.94%
         255,630  FEDERAL SIGNAL CORPORATION                                                                              1,544,005
          82,390  MARTEN TRANSPORT LIMITED+                                                                               1,712,064
          65,560  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+<<                                                             1,249,574
          22,030  TRIUMPH GROUP INCORPORATED                                                                              1,467,859

                                                                                                                          5,973,502
                                                                                                                     --------------

TRANSPORTATION SERVICES: 0.89%
          50,770  GATX CORPORATION                                                                                        1,354,544
                                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS: 0.76%
          82,490  A.M. CASTLE & COMPANY+                                                                                  1,145,786
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $120,400,909)                                                                                 146,805,919
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 35.60%

CORPORATE BONDS & NOTES: 1.15%
    $  1,542,583  GRYPHON FUNDING LIMITED(v)(a)(i)                                        0.00%        08/05/2010           618,884
       2,006,726  VFNC CORPORATION(v)+/-(a)(i)++                                          0.35         09/29/2011         1,123,767

                                                                                                                          1,742,651
                                                                                                                     --------------

SHARES                                                                                   YIELD
INVESTMENT COMPANIES: 34.45%
       4,545,416  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                          0.28                            4,545,416
      47,640,228  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,LLC(v)(u)(l)            0.35                           47,640,228

                                                                                                                         52,185,644
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $53,495,830)                                                                          53,928,295
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $173,896,739)*                                     132.50%                                                        200,734,214

OTHER ASSETS AND LIABILITIES, NET                        (32.50)                                                        (49,235,327)
                                                        -------                                                      --------------

TOTAL NET ASSETS                                         100.00%                                                     $  151,498,887
                                                        -------                                                      --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                                         PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(u)   RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)   INVESTMENT IN AN AFFILIATE.

      COST FOR FEDERAL INCOME TAX PURPOSES IS $199,123,873 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION   $ 6,683,194
      GROSS UNREALIZED DEPRECIATION    (5,072,853)
                                      -----------
*     NET UNREALIZED APPRECIATION     $ 1,610,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
COMMON STOCKS: 86.20%

AMUSEMENT & RECREATION SERVICES: 0.14%
    4,300    INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                             $       110,768
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 3.41%
    1,500    ABERCROMBIE & FITCH COMPANY CLASS A                                                                             46,035
   19,000    BEBE STORES INCORPORATED                                                                                       121,600
   28,400    CHARMING SHOPPES INCORPORATED+                                                                                 106,500
    1,500    CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                                    66,030
   19,600    CHRISTOPHER & BANKS CORPORATION                                                                                121,324
    3,000    CITI TRENDS INCORPORATED+                                                                                       98,820
   36,500    COLDWATER CREEK INCORPORATED+                                                                                  122,640
   16,700    COLLECTIVE BRANDS INCORPORATED+                                                                                263,860
    1,500    COLUMBIA SPORTSWEAR COMPANY                                                                                     70,005
   12,700    DESTINATION MATERNITY CORPORATION+                                                                             321,310
   34,700    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A+                                                                 382,047
   24,482    LIZ CLAIBORNE INCORPORATED+                                                                                    103,314
    6,000    MAIDENFORM BRANDS INCORPORATED+                                                                                122,160
   85,032    NEW YORK & COMPANY INCORPORATED+                                                                               194,723
    3,500    SKECHERS U.S.A. INCORPORATED CLASS A+                                                                          127,820
    4,500    STAGE STORES INCORPORATED                                                                                       48,060
    6,300    THE CATO CORPORATION CLASS A                                                                                   138,726
   43,500    WET SEAL INCORPORATED CLASS A+                                                                                 158,775

                                                                                                                          2,613,749
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.90%
    7,332    MIDAS INCORPORATED+                                                                                             56,236
   14,755    MONRO MUFFLER BRAKE INCORPORATED                                                                               583,265
    3,200    STANDARD PARKING CORPORATION+                                                                                   50,656

                                                                                                                            690,157
                                                                                                                    ---------------

BIOPHARMACEUTICALS: 0.04%
      500    CEPHALON INCORPORATED+                                                                                          28,375
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.95%
   11,201    CAVCO INDUSTRIES INCORPORATED+                                                                                 394,051
   42,005    PALM HARBOR HOMES INCORPORATED+                                                                                 74,769
   15,475    TUTOR PRINI CORPORATION+                                                                                       255,028

                                                                                                                            723,848
                                                                                                                    ---------------

BUSINESS SERVICES: 6.26%
   20,734    ABM INDUSTRIES INCORPORATED                                                                                    434,377
    4,400    ADMINISTAFF INCORPORATED                                                                                       106,304
   45,000    APAC CUSTOMER SERVICES INCORPORATED+                                                                           256,500
   76,092    ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                          315,021
    9,600    BARRETT BUSINESS SERVICES INCORPORATED                                                                         119,040
    7,000    CAI INTERNATIONAL INCORPORATED+                                                                                 83,300
    7,900    CARDTRONICS INCORPORATED+                                                                                      102,384
    8,600    COMPUTER TASK GROUP INCORPORATED+                                                                               55,556
   35,400    CONVERGYS CORPORATION+                                                                                         347,274
   11,100    FAIR ISAAC CORPORATION                                                                                         241,869
   30,389    GEO GROUP INCORPORATED+                                                                                        630,572
   16,050    GERBER SCIENTIFIC INCORPORATED+                                                                                 85,868
   17,600    GSE SYSTEMS INCORPORATED+                                                                                       71,456
   18,000    HACKETT GROUP INCORPORATED+                                                                                     50,580
   18,416    HEALTHCARE SERVICES GROUP                                                                                      348,983
  121,335    HILL INTERNATIONAL INCORPORATED+                                                                               492,620
   42,700    LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                          195,139
    8,000    MDC PARTNERS INCORPORATED                                                                                       85,440

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
BUSINESS SERVICES (continued)
    9,300    MENTOR GRAPHICS CORPORATION+                                                                           $        82,305
    4,100    MONSTER WORLDWIDE INCORPORATED+                                                                                 47,765
    4,900    ROLLINS INCORPORATED                                                                                           101,381
    6,800    SYKES ENTERPRISES INCORPORATED+                                                                                 96,764
   73,435    TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                        446,485

                                                                                                                          4,796,983
                                                                                                                    ---------------

CASINO & GAMING: 0.23%
   81,355    CENTURY CASINOS INCORPORATED+                                                                                  175,727
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 2.43%
   11,304    ELIZABETH ARDEN INCORPORATED+                                                                                  164,134
   41,200    FERRO CORPORATION+                                                                                             303,644
    1,390    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                 58,964
   12,500    LANDEC CORPORATION+                                                                                             73,625
   21,700    OLIN CORPORATION                                                                                               392,553
   48,775    ORASURE TECHNOLOGIES INCORPORATED+                                                                             225,828
   57,706    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                         408,558
    5,000    ROCKWOOD HOLDINGS INCORPORATED+                                                                                113,450
    3,600    RPM INTERNATIONAL INCORPORATED                                                                                  64,224
   14,552    SERACARE LIFE SCIENCES INCORPORATED+                                                                            55,589

                                                                                                                          1,860,569
                                                                                                                    ---------------

COMMUNICATIONS: 1.19%
   60,175    CHINA GRENTECH CORPORATION LIMITED ADR+                                                                         94,475
   59,670    CINCINNATI BELL INCORPORATED+                                                                                  179,607
   11,400    KRATOS DEFENSE & SECURITY SOLUTIONS INCORPORATED+                                                              119,700
   20,600    PREMIERE GLOBAL SERVICES INCORPORATED+                                                                         130,604
  201,175    SANDVINE CORPORATION+                                                                                          386,256

                                                                                                                            910,642
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.75%
   12,045    CHICAGO BRIDGE & IRON COMPANY NV+                                                                              226,566
    7,100    INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                                  145,408
   21,658    MATRIX SERVICE COMPANY+                                                                                        201,636

                                                                                                                            573,610
                                                                                                                    ---------------

DATA SERVICES: 0.27%
   40,330    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                   208,103
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 7.57%
   14,275    1ST UNITED BANCORP INCORPORATED+                                                                               105,064
    7,200    ABINGTON BANCORP INCORPORATED                                                                                   62,784
   17,121    ASSOCIATED BANC-CORP                                                                                           209,903
    7,500    ASTORIA FINANCIAL CORPORATION                                                                                  103,200
    9,662    BANCORP INCORPORATED+                                                                                           75,653
    3,000    BANK OF THE OZARKS INCORPORATED                                                                                106,410
   16,900    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                                 108,667
   15,400    BROOKLINE BANCORP INCORPORATED                                                                                 136,752
    1,600    CATHAY GENERAL BANCORPORATION                                                                                   16,528
   14,016    CENTER FINANCIAL CORPORATION+                                                                                   72,182
    4,945    CITY NATIONAL CORPORATION                                                                                      253,332
    8,000    COLUMBIA BANKING SYSTEM INCORPORATED                                                                           146,080
    4,100    EAST WEST BANCORP INCORPORATED                                                                                  62,525
   11,800    FIRST BUSEY CORPORATION                                                                                         53,454
   11,170    FIRST HORIZON NATIONAL CORPORATION+                                                                            127,899
   12,100    FIRST MIDWEST BANCORP INCORPORATED                                                                             147,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
DEPOSITORY INSTITUTIONS (continued)
    5,925    FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                             $        74,240
   32,478    FIRST SECURITY GROUP INCORPORATED                                                                               62,358
   35,000    GLACIER BANCORP INCORPORATED                                                                                   513,450
    5,000    GREAT SOUTHERN BANCORP INCORPORATION                                                                           101,550
    4,650    HANCOCK HOLDING COMPANY                                                                                        155,124
    2,600    HUDSON VALLEY HOLDING CORPORATION                                                                               60,112
    5,985    IBERIABANK CORPORATION                                                                                         308,108
    2,600    NBT BANCORP INCORPORATED                                                                                        53,092
   15,100    NEW YORK COMMUNITY BANCORP INCORPORATED                                                                        230,577
   20,100    NEWALLIANCE BANCSHARES INCORPORATED                                                                            225,321
   11,800    NEWBRIDGE BANCORPORATION+                                                                                       41,418
    4,100    NORTHRIM BANCORP INCORPORATED                                                                                   63,468
    2,130    NORTHWEST BANCSHARES INCORPORATED                                                                               24,431
    8,600    PACIFIC CONTINENTAL CORPORATION                                                                                 81,442
   27,210    PACIFIC PREMIER BANCORP INCORPORATED+                                                                          114,010
    8,800    PACWEST BANCORP                                                                                                161,128
   11,900    POPULAR INCORPORATED                                                                                            31,892
   15,600    STERLING BANCSHARES INCORPORATED                                                                                73,476
   21,800    SYNOVUS FINANCIAL CORPORATION                                                                                   55,372
    3,500    TCF FINANCIAL CORPORATION                                                                                       58,135
    5,500    TEXAS CAPITAL BANCSHARES INCORPORATED+                                                                          90,200
    9,200    UMB FINANCIAL CORPORATION                                                                                      327,152
   17,548    UNITED COMMUNITY BANKS INCORPORATED+                                                                            69,315
    7,756    UNIVEST CORPORATION OF PENNSYLVANIA                                                                            134,334
    4,200    WASHINGTON BANKING COMPANY                                                                                      53,718
   21,750    WASHINGTON FEDERAL INCORPORATED                                                                                351,915
   12,899    WEST COAST BANCORP (OREGON)                                                                                     32,892
    9,400    WESTERN ALLIANCE BANCORP+                                                                                       67,398
    7,990    WESTERN LIBERTY BANCORP+                                                                                        60,325
   23,915    WHITNEY HOLDING CORPORATION                                                                                    221,214
   10,085    WILMINGTON TRUST CORPORATION                                                                                   111,843

                                                                                                                          5,796,579
                                                                                                                    ---------------

E-COMMERCE/SERVICES: 0.09%
   20,100    WEB.COM GROUP INCORPORATED+                                                                                     72,159
                                                                                                                    ---------------

EATING & DRINKING PLACES: 0.55%
    3,300    CEC ENTERTAINMENT INCORPORATED+                                                                                116,358
    6,100    MCCORMICK & SCHMICK'S SEAFOOD INCORPORATED+                                                                     45,506
   10,000    MORTON'S RESTAURANT GROUP INCORPORATED+                                                                         51,800
    7,300    O'CHARLEYS INCORPORATED+                                                                                        38,690
   42,300    WENDY'S ARBY'S GROUP INCORPORATED                                                                              169,200

                                                                                                                            421,554
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.15%
   10,900    LEARNING TREE INTERNATIONAL INCORPORATED+                                                                      118,265
   58,950    VOYAGER EXPANDED LEARNING CORPORATION(A)                                                                             0

                                                                                                                            118,265
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 3.27%
   12,996    ALLETE INCORPORATED                                                                                            444,983
    4,300    BLACK HILLS CORPORATION                                                                                        122,421
   13,800    CLEAN HARBORS INCORPORATED+                                                                                    916,458
   11,150    EL PASO CORPORATION                                                                                            123,877
   26,677    EL PASO ELECTRIC COMPANY+                                                                                      516,200
   13,690    NEWALTA INCORPORATED                                                                                           112,121
    3,100    NICOR INCORPORATED                                                                                             125,550
    5,000    PORTLAND GENERAL ELECTRIC COMPANY                                                                               91,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
    1,600    WGL HOLDINGS INCORPORATED                                                                              $        54,448

                                                                                                                          2,507,708
                                                                                                                    ---------------

ELECTRONIC: 0.31%
   13,040    GENTEX CORPORATION                                                                                             234,459
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.30%
    8,700    ADC TELECOMMUNICATIONS INCORPORATED+                                                                            64,467
   22,200    ADPT CORPORATION+                                                                                               64,158
    7,100    ARRIS GROUP INCORPORATED+                                                                                       72,349
   50,400    ATMI INCORPORATED+                                                                                             737,856
   15,200    CTS CORPORATION                                                                                                140,448
    3,400    DIODES INCORPORATED+                                                                                            53,958
   30,685    GRAFTECH INTERNATIONAL LIMITED+                                                                                448,615
    6,500    HELEN OF TROY LIMITED+                                                                                         143,390
    9,588    HOUSTON WIRE & CABLE COMPANY                                                                                   104,030
    9,700    IMATION CORPORATION+                                                                                            89,143
   18,510    INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                    64,600
   14,300    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                         239,239
   16,000    MIPS TECHNOLOGIES INCORPORATED+                                                                                 81,760
   34,200    MOLEX INCORPORATED CLASS A                                                                                     528,390
  283,675    MRV COMMUNICATIONS INCORPORATED+                                                                               368,778
   11,605    OSI SYSTEMS INCORPORATED+                                                                                      322,271
   58,000    POWER-ONE INCORPORATED+                                                                                        391,500
   18,511    RICHARDSON ELECTRONICS LIMITED                                                                                 166,599
    6,100    SPECTRUM BRANDS HOLDINGS INCORPORATED+                                                                         154,696
   64,782    TECHNITROL INCORPORATED                                                                                        204,711
   12,200    TELLABS INCORPORATED                                                                                            77,958
  154,280    TRIDENT MICROSYSTEMS INCORPORATED+                                                                             219,078
    5,100    UNIVERSAL ELECTRONICS INCORPORATED+                                                                             84,813

                                                                                                                          4,822,807
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.80%
   29,700    CRA INTERNATIONAL INCORPORATED+                                                                                559,251
    9,520    INFINITY PHARMACEUTICALS INCORPORATED+                                                                          56,263

                                                                                                                            615,514
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.42%
    3,500    CROWN HOLDINGS INCORPORATED+                                                                                    87,640
   13,500    QUANEX BUILDING PRODUCTS CORPORATION                                                                           233,415

                                                                                                                            321,055
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 0.53%
    4,158    AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                                        219,833
   12,710    DEL MONTE FOODS COMPANY                                                                                        182,897

                                                                                                                            402,730
                                                                                                                    ---------------

FOOD STORES: 0.58%
   46,000    WINN-DIXIE STORES INCORPORATED+                                                                                443,440
                                                                                                                    ---------------

FOOTWEAR: 0.11%
      600    DECKERS OUTDOOR CORPORATION+                                                                                    85,722
                                                                                                                    ---------------

FURNITURE & FIXTURES: 0.44%
   14,100    FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                                    73,602

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
FURNITURE & FIXTURES (continued)
    5,300    HNI CORPORATION                                                                                        $       146,227
    7,000    KIMBALL INTERNATIONAL INCORPORATED CLASS B                                                                      38,710
   15,900    LSI INDUSTRIES INCORPORATED                                                                                     77,592

                                                                                                                            336,131
                                                                                                                    ---------------

HEALTH SERVICES: 2.78%
   31,300    ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                                   72,616
   10,500    AMERICAN DENTAL PARTNERS INCORPORATED+                                                                         127,155
   19,000    BIOSCRIP INCORPORATED+                                                                                          99,560
   10,100    CARDIAC SCIENCE CORPORATION+                                                                                     9,898
   21,957    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                         197,393
    6,800    EMERITUS CORPORATION+                                                                                          110,908
   21,490    ENSIGN GROUP INCORPORATED                                                                                      355,015
   10,000    FIVE STAR QUALITY CARE INCORPORATED+                                                                            30,200
    7,260    GENTIVA HEALTH SERVICES INCORPORATED+                                                                          196,093
    4,340    HEALTHSOUTH REHABILITATION CORPORATION+                                                                         81,201
  326,800    HOOPER HOLMES INCORPORATED+                                                                                    186,276
   10,900    LHC GROUP INCORPORATED+                                                                                        302,475
   11,235    MDS INCORPORATED+                                                                                               94,711
    5,000    NAUTILUS GROUP INCORPORATED+                                                                                     7,600
    9,107    NOVAMED INCORPORATED+                                                                                           75,588
    8,300    REHABCARE GROUP INCORPORATED+                                                                                  180,774

                                                                                                                          2,127,463
                                                                                                                    ---------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.46%
    1,600    GRANITE CONSTRUCTION INCORPORATED                                                                               37,728
    7,240    MYR GROUP INCORPORATED+                                                                                        120,836
   14,883    STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                    192,586

                                                                                                                            351,150
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.13%
   59,223    EMPIRE RESORTS INCORPORATED                                                                                     96,533
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.46%
   20,680    ACTUANT CORPORATION CLASS A                                                                                    389,404
   11,100    ALTRA HOLDINGS INCORPORATED+                                                                                   144,522
    9,500    BLOUNT INTERNATIONAL INCORPORATED+                                                                              97,565
    9,500    COLUMBUS MCKINNON CORPORATION+                                                                                 132,715
   28,355    CRAY INCORPORATED+                                                                                             158,221
    2,400    DIEBOLD INCORPORATED                                                                                            65,400
   11,850    DOUGLAS DYNAMICS INCORPORATED+                                                                                 136,275
   14,400    FLANDER CORPORATION+                                                                                            44,784
    2,100    GARDNER DENVER INCORPORATED                                                                                     93,639
   94,290    INTERMEC INCORPORATED+                                                                                         966,473
    9,300    INTEVAC INCORPORATED+                                                                                           99,231
    1,156    KADANT INCORPORATED+                                                                                            20,138
   11,700    KENNAMETAL INCORPORATED                                                                                        297,531
   21,401    MODINE MANUFACTURING COMPANY+                                                                                  164,360
   16,300    NN INCORPORATED+                                                                                                81,500
  150,200    QUANTUM CORPORATION+                                                                                           282,376
   17,600    SPARTECH CORPORATION+                                                                                          180,400
    1,900    TENNANT COMPANY                                                                                                 64,258

                                                                                                                          3,418,792
                                                                                                                    ---------------

INSURANCE CARRIERS: 3.61%
    9,900    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                                102,168
    8,250    AMERISAFE INCORPORATED+                                                                                        144,788
   13,645    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                      417,401

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
INSURANCE CARRIERS (continued)
   25,987    BROWN & BROWN INCORPORATED                                                                             $       497,391
    5,000    DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                    122,050
   10,200    DONEGAL GROUP INCORPORATED CLASS A                                                                             125,358
    3,000    EMC INSURANCE GROUP INCORPORATED                                                                                65,790
   10,000    HALLMARK FINANCIAL SERVICES INCORPORATED+                                                                       99,500
   10,882    MEADOWBROOK INSURANCE GROUP INCORPORATED                                                                        93,912
    6,115    MERCURY GENERAL CORPORATION                                                                                    253,406
    6,505    NYMAGIC INCORPORATED                                                                                           125,481
    8,700    ONEBEACON INSURANCE GROUP LIMITED                                                                              124,584
    6,100    PENN MILLERS HOLDING CORPORATION+                                                                               80,520
   17,000    SEABRIGHT INSURANCE HOLDINGS                                                                                   161,160
    4,100    STATE AUTO FINANCIAL CORPORATION                                                                                63,591
   32,218    STEWART INFORMATION SERVICES CORPORATION                                                                       290,606

                                                                                                                          2,767,706
                                                                                                                    ---------------

INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.35%
  424,110    SANDSTORM RESOURCES LIMITED+                                                                                   270,908
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS: 0.34%
    6,300    ROCKY BRANDS INCORPORATED+                                                                                      40,257
    6,800    SHOE CARNIVAL INCORPORATED+                                                                                    139,468
    3,500    WEYCO GROUP INCORPORATED                                                                                        79,730

                                                                                                                            259,455
                                                                                                                    ---------------

LEGAL SERVICES: 0.36%
    6,300    RAYONIER INCORPORATED                                                                                          277,326
                                                                                                                    ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.61%
   21,515    NOBILITY HOMES INCORPORATED                                                                                    192,774
   15,326    SKYLINE CORPORATION                                                                                            276,021

                                                                                                                            468,795
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.14%
   56,779    ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                       206,676
    8,000    CANTEL INDUSTRIES                                                                                              133,600
    7,913    COHERENT INCORPORATED+                                                                                         271,416
    5,500    HANGER ORTHOPEDIC GROUP INCORPORATED+                                                                           98,780
   25,225    HERLEY INDUSTRIES INCORPORATED+                                                                                359,709
    2,700    ICU MEDICAL INCORPORATED+                                                                                       86,859
   38,950    ION GEOPHYSICAL CORPORATION+                                                                                   135,546
   88,086    LTX-CREDENCE CORPORATION+                                                                                      249,283
   10,000    MEDICAL ACTION INDUSTRIES INCORPORATED+                                                                        119,900
   32,800    NEWPORT CORPORATION+                                                                                           297,168
    3,500    PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                                      39,165
   17,400    PERKINELMER INCORPORATED                                                                                       359,658
    8,900    WATERS CORPORATION+                                                                                            575,830
    8,700    ZOLL MEDICAL CORPORATION+                                                                                      235,770

                                                                                                                          3,169,360
                                                                                                                    ---------------

MEDIA: 0.23%
   37,635    OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                         175,755
                                                                                                                    ---------------

METAL MINING: 3.65%
   11,285    ELDORADO GOLD CORPORATION                                                                                      202,679
    3,380    GOLDCORP INCORPORATED                                                                                          148,213
  136,100    GREAT BASIN GOLD LIMITED+                                                                                      230,009
   99,725    PETAQUILLA MINERALS LIMITED+                                                                                    31,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
METAL MINING (continued)
   19,900    RANDGOLD RESOURCES LIMITED ADR                                                                         $     1,885,525
    6,230    ROYAL GOLD INCORPORATED                                                                                        299,040

                                                                                                                          2,797,378
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.29%
   35,070    ACCO BRANDS CORPORATION+                                                                                       174,999
    9,233    BLYTH INCORPORATED                                                                                             314,568
    4,900    JAKKS PACIFIC INCORPORATED+                                                                                     70,462
   17,400    KID BRANDS INCORPORATED+                                                                                       122,322
   23,400    LEAPFROG ENTERPRISES INCORPORATED+                                                                              94,068
    7,800    RC2 CORPORATION+                                                                                               125,658
    3,500    STANDEX INTERNATIONAL CORPORATION                                                                               88,725

                                                                                                                            990,802
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.52%
   21,600    1-800-FLOWERS.COM INCORPORATED CLASS A+                                                                         44,496
   81,400    OFFICE DEPOT INCORPORATED+                                                                                     328,856
    7,000    PC MALL INCORPORATED+                                                                                           28,000

                                                                                                                            401,352
                                                                                                                    ---------------

MOTION PICTURES: 0.08%
    2,400    ASCENT MEDIA CORPORATION+                                                                                       60,624
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.28%
   10,200    ARKANSAS BEST CORPORATION                                                                                      211,650
    7,650    YRC WORLDWIDE INCORPORATED+                                                                                      1,148

                                                                                                                            212,798
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.07%
  138,071    CAPITALSOURCE INCORPORATED                                                                                     657,218
   33,458    MCG CAPITAL CORPORATION                                                                                        161,602
   10,994    SANDSTORM METALS & ENERGY LIMITED+                                                                               3,615

                                                                                                                            822,435
                                                                                                                    ---------------

NURSING HOME: 0.06%
    1,421    ASSISTED LIVING CONCEPTS INCORPORATED+                                                                          42,047
                                                                                                                    ---------------

OIL & GAS EXPLORATION: 0.06%
   15,800    CRIMSON EXPLORATION INCORPORATED+                                                                               42,186
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 5.09%
    3,400    ATWOOD OCEANICS INCORPORATED+                                                                                   86,768
   11,300    COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                     161,590
    2,100    COMSTOCK RESOURCES INCORPORATED+                                                                                58,212
    7,340    FOREST OIL CORPORATION+                                                                                        200,822
   73,704    GLOBAL INDUSTRIES LIMITED+                                                                                     330,931
   21,765    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                     234,409
   23,645    KEY ENERGY SERVICES INCORPORATED+                                                                              217,061
   52,549    MCMORAN EXPLORATION COMPANY+                                                                                   583,819
   99,005    NEWPARK RESOURCES INCORPORATED+                                                                                598,980
    4,785    OCEANEERING INTERNATIONAL INCORPORATED+                                                                        214,847
    3,225    PRIDE INTERNATIONAL INCORPORATED+                                                                               72,047
   11,700    RANGE RESOURCES CORPORATION                                                                                    469,755
   14,985    SANDRIDGE ENERGY INCORPORATED+                                                                                  87,363
   13,500    STONE ENERGY CORPORATION+                                                                                      150,660
    4,900    SUPERIOR ENERGY SERVICES INCORPORATED+                                                                          91,483

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
OIL & GAS EXTRACTION (continued)
    1,500    UNIT CORPORATION+                                                                                      $        60,885
   34,950    WARREN RESOURCES INCORPORATED+                                                                                 101,355
   23,949    WILLBROS GROUP INCORPORATED+                                                                                   177,223

                                                                                                                          3,898,210
                                                                                                                    ---------------

OIL & GAS-EQUIPMENT & SERVICES: 0.24%
   31,700    CAL DIVE INTERNATIONAL INCORPORATED+                                                                           185,445
                                                                                                                    ---------------

OIL & OIL SERVICES: 0.26%
    5,400    HELMERICH & PAYNE INCORPORATED                                                                                 197,208
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS: 0.92%
   13,550    CELLU TISSUE HOLDINGS INCORPORATED+                                                                            105,284
    7,800    CLEARWATER PAPER CORPORATION+                                                                                  427,128
    2,800    SONOCO PRODUCTS COMPANY                                                                                         85,344
   12,390    WAUSAU PAPER CORPORATION+                                                                                       83,880

                                                                                                                            701,636
                                                                                                                    ---------------

PERSONAL SERVICES: 0.39%
    3,000    COINSTAR INCORPORATED+                                                                                         128,910
   11,000    REGIS CORPORATION                                                                                              171,270

                                                                                                                            300,180
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 2.32%
    7,400    DELEK US HOLDINGS INCORPORATED                                                                                  54,020
   31,679    INTEROIL CORPORATION+                                                                                        1,406,864
    9,500    WD-40 COMPANY                                                                                                  317,300

                                                                                                                          1,778,184
                                                                                                                    ---------------

PHARMACEUTICALS: 0.14%
    7,100    PHARMERICA CORPORATION+                                                                                        104,086
                                                                                                                    ---------------

PIPELINES: 0.07%
    1,000    ENBRIDGE ENERGY PARTNERS LP                                                                                     52,420
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 0.29%
    3,600    BELDEN CDT INCORPORATED                                                                                         79,200
    5,800    MUELLER INDUSTRIES INCORPORATED                                                                                142,680

                                                                                                                            221,880
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.40%
    3,500    AMERICAN GREETINGS CORPORATION CLASS A                                                                          65,660
    8,500    ENNIS INCORPORATED                                                                                             127,585
    5,000    MULTI-COLOR CORPORATION                                                                                         51,200
   18,400    PRESSTEK INCORPORATED+                                                                                          64,952

                                                                                                                            309,397
                                                                                                                    ---------------

PUBLISHING: 0.14%
   29,862    CAMBIUM LEARNING GROUP INCORPORATED+                                                                           107,503
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 8.84%
    6,000    AGREE REALTY CORPORATION                                                                                       139,920
   27,265    ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                         467,595
   98,102    ANWORTH MORTGAGE ASSET CORPORATION                                                                             698,486

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                               VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
   34,015    CAPSTEAD MORTGAGE CORPORATION                                                                          $       376,206
   13,100    CEDAR SHOPPING CENTERS INCORPORATED                                                                             78,862
  289,221    CHIMERA INVESTMENT CORPORATION                                                                               1,044,088
    2,700    COLONIAL PROPERTIES TRUST                                                                                       39,231
   23,812    EXTERRAN HOLDINGS INCORPORATED+                                                                                614,588
   24,304    FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                       436,500
    4,100    FRANKLIN STREET PROPERTIES CORPORATION                                                                          48,421
    9,495    HATTERAS FINANCIAL CORPORATION                                                                                 264,151
   42,435    HILLTOP HOLDINGS INCORPORATED+                                                                                 424,774
    3,600    LASALLE HOTEL PROPERTIES                                                                                        74,052
   28,783    LEXINGTON CORPORATE PROPERTIES TRUST                                                                           172,986
   20,450    MEDICAL PROPERTIES TRUST INCORPORATED                                                                          193,048
   67,165    MFA MORTGAGE INVESTMENTS INCORPORATED                                                                          497,021
  118,520    ORIGEN FINANCIAL INCORPORATED+                                                                                 195,558
   38,656    PRIMORIS SERVICES CORPORATION                                                                                  243,533
    7,700    REDWOOD TRUST INCORPORATED                                                                                     112,728
    7,010    SILVER STANDARD RESOURCES INCORPORATED+                                                                        125,129
   30,208    THOMAS PROPERTIES GROUP INCORPORATED                                                                            99,988
   10,000    U-STORE-IT TRUST                                                                                                74,600
   35,080    UMH PROPERTIES INCORPORATED                                                                                    353,256

                                                                                                                          6,774,721
                                                                                                                    ---------------

RETAIL-DRUG STORES: 0.09%
    2,675    VITAMIN SHOPPE INCORPORATED+                                                                                    68,614
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.73%
    3,554    A. SCHULMAN INCORPORATED                                                                                        67,384
  100,508    INTERTAPE POLYMER GROUP INCORPORATED+                                                                          210,253
    4,421    JARDEN CORPORATION                                                                                             118,792
    8,063    SEALED AIR CORPORATION                                                                                         159,002

                                                                                                                            555,431
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.31%
    6,800    ALLIANCE BERNSTEIN HOLDING LP                                                                                  175,712
    9,000    TRADESTATION GROUP INCORPORATED+                                                                                60,750

                                                                                                                            236,462
                                                                                                                    ---------------

SOFTWARE: 0.91%
   16,300    AMERICAN SOFTWARE INCORPORATED CLASS A                                                                          75,306
    3,600    ELECTRONIC ARTS INCORPORATED+                                                                                   51,840
   15,000    EPICOR SOFTWARE CORPORATION+                                                                                   119,850
    5,000    EPIQ SYSTEMS INCORPORATED                                                                                       64,650
    3,500    JDA SOFTWARE GROUP INCORPORATED+                                                                                76,930
   14,400    LAWSON SOFTWARE INCORPORATED+                                                                                  105,120
    6,400    PROS HOLDINGS INCORPORATED+                                                                                     41,600
   49,545    REALNETWORKS INCORPORATED+                                                                                     163,499

                                                                                                                            698,795
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.74%
   55,355    AIRTRAN HOLDINGS INCORPORATED+                                                                                 268,472
   33,525    JETBLUE AIRWAYS CORPORATION+                                                                                   184,052
    2,656    PHI INCORPORATED+                                                                                               39,973
    5,485    PHI INCORPORATED (NON-VOTING)+                                                                                  77,284

                                                                                                                            569,781
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

SHARES       SECURITY NAME                                                                                       VALUE
TRANSPORTATION EQUIPMENT: 0.48%
    6,800    ATC TECHNOLOGY CORPORATION+                                                                   $         109,616
    1,700    DUCOMMUN INCORPORATED                                                                                    29,070
    2,400    HORNBECK OFFSHORE+                                                                                       35,040
   22,400    SPARTAN MOTORS INCORPORATED                                                                              94,080
    2,400    WABTEC CORPORATION                                                                                       95,736

                                                                                                                     363,542
                                                                                                           -----------------

TRANSPORTATION SERVICES: 0.29%
   11,200    DYNAMEX INCORPORATED+                                                                                   136,640
    3,200    GATX CORPORATION                                                                                         85,376

                                                                                                                     222,016
                                                                                                           -----------------

WATER TRANSPORTATION: 0.02%
    3,700    HORIZON LINES INCORPORATED                                                                               15,651
                                                                                                           -----------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.19%
    8,100    SCHOOL SPECIALTY INCORPORATED+                                                                          146,367
                                                                                                           -----------------

WHOLESALE TRADE-DURABLE GOODS: 1.17%
    2,800    BARNES GROUP INCORPORATED                                                                                45,892
    4,200    INTERLINE BRANDS INCORPORATED+                                                                           72,618
   15,600    KAMAN CORPORATION CLASS A                                                                               345,072
    5,600    LKQ CORPORATION+                                                                                        107,968
    3,200    OMNICARE INCORPORATED                                                                                    75,840
    3,050    OWENS & MINOR INCORPORATED                                                                               86,559
   32,826    PATRICK INDUSTRIES INCORPORATED+                                                                         60,728
   11,200    WILLIS LEASE FINANCE CORPORATION+                                                                       103,264

                                                                                                                     897,941
                                                                                                           -----------------

TOTAL COMMON STOCKS (COST $63,482,631)                                                                            66,028,989
                                                                                                           -----------------

INVESTMENT COMPANIES: 0.22%
    7,474    KBW REGIONAL BANKING ETF                                                                                172,575

TOTAL INVESTMENT COMPANIES (COST $164,800)                                                                           172,575
                                                                                                           -----------------

                                                                                     DIVIDEND YIELD
PREFERRED STOCKS: 0.26%
    1,150    CARRIAGE SERVICES INCORPORATED (FUNERAL SERVICES & RELATED ITEMS)(a)          7.00%                      33,350
    3,500    LASALLE HOTEL PROPERTIES (REAL ESTATE INVESTMENT TRUST)                       8.00                       80,745
    3,850    SVB CAPITAL II (COMMERCIAL BANKS)                                             7.00                       84,315

TOTAL PREFERRED STOCKS (COST $139,671)                                                                               198,410
                                                                                                           -----------------

                                                                                         YIELD
SHORT-TERM INVESTMENTS: 10.37%

INVESTMENT COMPANIES: 10.37%
7,945,233    WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                0.28                    7,945,233
                                                                                                           -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,945,233)                                                                     7,945,233
                                                                                                           -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                      PORTFOLIO OF INVESTMENTS - JUNE 30, 2010 (UNAUDITED)

STRATEGIC SMALL CAP VALUE PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $71,732,335)*                                                                       97.05%           $      74,345,207

OTHER ASSETS AND LIABILITIES, NET                                                          2.95                    2,256,717
                                                                                     ----------            -----------------

TOTAL NET ASSETS                                                                         100.00%           $      76,601,924
                                                                                     ----------            -----------------

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $75,881,401 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                $  9,273,420
     GROSS UNREALIZED DEPRECIATION                 (10,809,614)
                                                  ------------
     NET UNREALIZED DEPRECIATION                  $ (1,536,194)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the nine months ended June 30, 2010, the Funds entered into futures contracts for hedging purposes.

At June 30, 2010, the following Funds had long futures contracts outstanding as follows:

                                                                                    INITIAL       VALUE AT    NET UNREALIZED
                                                                                   CONTRACT         JUNE       APPRECIATION
PORTFOLIO                                       CONTRACTS   TYPE                    AMOUNT        30, 2010    (DEPRECIATION)
-----------------------------  --------------   ---------   -------------------   -----------   -----------   --------------
Index Portfolio                September 2010   59 Long     S&P 500 Index         $15,821,199   $15,142,350   $     (678,849)
International Core Portfolio   September 2010   1 Long      ASX  SPI 200 Index        109,754       106,550           (3,204)
International Index Portfolio  September 2010   8 Long      Dow Jones Euro STOX       215,962       205,440          (10,522)
                               September 2010   6 Long      FTSE 100 Index            308,268       292,830          (15,438)
                               September 2010   3 Long      TOPIX Index            25,791,750    25,155,000         (636,750)
Small Cap Index Portfolio      September 2010   24 Long     Russell 2000 Index      1,492,220     1,458,720          (33,500)

The Index Portfolio, International Core Portfolio, International Index Portfolio, and Small Cap Index Portfolio had average contract amounts of $18,914,207, $77,769, $1,353,440 and $2,419,703, respectively, in futures contracts during the nine months ended June 30, 2010.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

During the nine months ended June 30, 2010, the Funds entered into forward foreign currency exchange contracts for hedging purposes.

At June 30, 2010, the Funds had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:


                                                                                        NET UNREALIZED
                            EXCHANGE   CONTRACTS TO   U.S. VALUE AT   IN EXCHANGE FOR   APPRECIATION/
       PORTFOLIO              DATE       RECEIVE      JUNE 30, 2010       U.S. $        (DEPRECIATION)
-------------------------   --------   ------------   -------------   ---------------   --------------
International Core
Portfolio                   07/07/10      1,206,100       1,474,914         1,645,000         (170,086)
                            07/29/10        963,300       1,178,122         1,245,971          (67,849)
                            07/29/10        963,300       1,178,122         1,247,618          (69,496)
                            08/18/10      1,180,000       1,443,303         1,468,097          (24,794)
                            07/07/10        736,000       1,099,653         1,135,096          (35,443)
                            07/29/10        296,000         442,243           444,133           (1,890)
                            07/29/10        703,000       1,050,328         1,057,073           (6,745)
                            07/30/10     38,452,000         435,094           420,204           14,890
                            07/30/10     40,843,000         462,149           445,972           16,177
                            07/30/10     74,512,000         843,122           815,274           27,848
International Index
Portfolio                   09/30/10        225,000         275,278           278,102           (2,824)
                            09/30/10        100,000         149,403           149,570             (167)
                            09/30/10     12,000,000         135,928           134,153            1,775

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                        NET UNREALIZED
                            EXCHANGE   CONTRACTS TO   U.S. VALUE AT   IN EXCHANGE FOR   APPRECIATION/
       PORTFOLIO              DATE       DELIVER      JUNE 30, 2010       U.S. $        (DEPRECIATION)
-------------------------   --------   ------------   -------------   ---------------   --------------
International Core
Portfolio                   07/07/10      1,206,100       1,474,914         1,628,271   $     153,357
                            07/29/10        474,700         580,561           599,750          19,189
                            07/29/10        558,400         682,927           730,267          47,340
                            07/29/10        558,500         683,049           729,281          46,232
                            07/29/10        335,000         409,707           434,542          24,835
                            08/18/10      1,180,000       1,443,303         1,463,165          19,862
                            07/07/10        368,000         549,827           558,631           8,804
                            07/07/10        368,000         549,827           558,561           8,734
                            07/29/10        296,000         442,243           439,900          (2,343)

                            07/29/10        703,000       1,050,328         1,063,548          13,220
                            07/06/10     20,676,554         233,873           233,486            (387)
                            07/30/10    132,307,000       1,497,088         1,424,111         (72,977)
                            07/30/10     21,500,000         243,278           238,038          (5,240)

As of June 30, 2010, the International Growth Portfolio did not have any open forward foreign currency exchange contracts but had average market values of $101,939 and $36,744 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended June 30, 2010. The International Core Portfolio had average market values of $2,483,656 and $6,276,117 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended June 30, 2010. The International Index Portfolio had average market values of $751,691 and $132,716 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended June 30, 2010.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2010, the following Funds owned SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                            DEFAULTED SIVS ($ VALUE)   % OF NET ASSETS
                                            ------------------------   ---------------
C&B Large Cap Value Portfolio               $              2,082,407              0.41%
Disciplined Growth Portfolio                                 464,448              0.78
Emerging Growth Portfolio                                    899,049              2.65
Equity Income Portfolio                                      133,720              0.15
Equity Value Portfolio                                     1,448,799              0.36
Index Portfolio                                            6,073,480              0.34
Large Cap Appreciation Portfolio                             288,907              1.06
Large Company Growth Portfolio                             1,316,717              0.60
Small Cap Index Portfolio                                  1,877,062              2.19
Small Company Growth Portfolio                             2,489,123              0.82
Small Company Value Portfolio                              1,742,651              1.15

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of

Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follows:

                                                                           SIGNIFICANT
                                                      SIGNIFICANT OTHER   UNOBSERVABLE
                                      QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
     INVESTMENTS IN SECURITIES          (LEVEL 1)         (LEVEL 2)         (LEVEL 3)        TOTAL
-----------------------------------   -------------   -----------------   ------------   --------------
C&B LARGE CAP VALUE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $ 486,036,026   $               0   $          0   $  486,036,026
     PREFERRED STOCKS                    10,167,120                   0              0       10,167,120
   CORPORATE BONDS AND NOTES                      0                   0      2,082,407        2,082,407
   INVESTMENT COMPANIES                   7,108,278          80,692,860              0       87,801,138
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $ 503,311,424   $      80,692,860   $  2,082,407   $  586,086,691

DISCIPLINED GROWTH PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  56,652,480   $               0   $          0   $   56,652,480
   CORPORATE BONDS AND NOTES                      0                   0        464,448          464,448
   INVESTMENT COMPANIES                     774,624           9,419,159              0       10,193,783
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  57,427,104   $       9,419,159   $    464,448   $   67,310,711

EMERGING GROWTH PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  33,193,054   $               0   $          0   $   33,193,054
   CORPORATE BONDS AND NOTES                      0                   0        899,049          899,049
   INVESTMENT COMPANIES                     444,463           9,291,526              0        9,735,989
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  33,637,517   $       9,291,526   $    899,049   $   43,828,092

EQUITY INCOME PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  88,493,613   $               0   $          0   $   88,493,613
   CORPORATE BONDS AND NOTES                      0                   0        133,720          133,720
   INVESTMENT COMPANIES                   3,178,394           7,761,938              0       10,940,332
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  91,672,007   $       7,761,938   $    133,720   $   99,567,665

EQUITY VALUE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $           0   $     401,065,724   $          0   $  401,065,724
   CORPORATE BONDS AND NOTES                      0                   0      1,448,799        1,448,799
   INVESTMENT COMPANIES                   5,113,025          76,333,771              0       81,446,796
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $   5,113,025   $     477,399,495   $  1,448,799   $  483,961,319

INDEX PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $           0   $   1,791,528,187   $          0   $1,791,528,187
   CORPORATE BONDS AND NOTES                                                 6,073,480        6,073,480
   U.S. TREASURY OBLIGATIONS              2,154,665                   0              0        2,154,665
   INVESTMENT COMPANIES                  12,720,602         224,335,058              0      237,055,660
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  14,875,267   $   2,015,863,245   $  6,073,480   $2,036,811,992


INTERNATIONAL CORE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $           0   $      39,381,113   $          0   $   39,381,113
     PREFERRED STOCKS                             0             829,153              0          829,153
   U.S. TREASURY OBLIGATIONS                  7,000                   0              0            7,000
   INVESTMENT COMPANIES                   5,644,212           1,158,352              0        6,802,564
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $   5,651,212   $      41,368,618   $          0   $   47,019,830

INTERNATIONAL GROWTH PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $           0   $     129,556,429   $          0   $  129,556,429
   INVESTMENT COMPANIES                   8,614,602           8,830,745              0       17,445,347
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $   8,614,602   $     138,387,174   $          0   $  147,001,776

INTERNATIONAL INDEX PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                   $  43,241,637   $               0   $        561   $   43,242,198
      PREFERRED STOCKS                      182,877                   0              0          182,877
      RIGHTS                                  1,028                   0          4,845            5,873
       WARRANTS                                 405                   0              0              405
   INVESTMENT COMPANIES                     163,956             329,318              0          493,274
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  43,589,903   $         329,318   $      5,406   $   43,924,627

INTERNATIONAL VALUE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $ 257,700,475   $               0   $     81,308   $  257,781,783
   INVESTMENT COMPANIES                  11,039,094           9,564,341              0       20,603,435
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $ 268,739,569   $       9,564,341   $     81,308   $  278,385,218

LARGE CAP APPRECIATION PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  26,646,987   $               0   $          0   $   26,646,987
   CORPORATE BONDS AND NOTES                      0                   0        288,907          288,907
   INVESTMENT COMPANIES                     582,378           5,099,623              0        5,682,001
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  27,229,365   $       5,099,623   $    288,907   $   32,617,895

LARGE COMPANY GROWTH PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $ 197,147,290   $               0   $          0   $  197,147,290
   CORPORATE BONDS AND NOTES                      0                   0      1,316,717        1,316,717
   INVESTMENT COMPANIES                   4,860,870          27,927,434              0       32,788,304
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $ 202,008,160   $      27,927,434   $  1,316,717   $  231,252,311

SMALL CAP INDEX PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  74,279,110   $               0   $          0   $   74,279,110
     RIGHTS                                     657                   0              0              657
   CORPORATE BONDS AND NOTES                      0                   0      1,877,062        1,877,062
   U.S. TREASURY OBLIGATIONS                      0             194,902              0          194,902
   INVESTMENT COMPANIES                   1,872,818          25,006,354              0       26,879,172
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  76,152,585   $      25,201,256   $  1,877,062   $  103,230,903

SMALL COMPANY GROWTH PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $ 289,546,895   $               0   $          0   $  289,546,895
   CORPORATE BONDS AND NOTES                      0                   0      2,489,123        2,489,123
   INVESTMENT COMPANIES                   8,834,850          90,710,788              0       99,545,638
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $ 298,381,745   $      90,710,788   $  2,489,123   $  391,581,656

SMALL COMPANY VALUE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $ 146,805,919   $               0   $          0   $  146,805,919
   CORPORATE BONDS AND NOTES                      0                   0      1,742,651        1,742,651
   INVESTMENT COMPANIES                   4,545,416          47,640,228              0       52,185,644
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $ 151,351,335   $      47,640,228   $  1,742,651   $  200,734,214

STRATEGIC SMALL CAP VALUE PORTFOLIO
   EQUITY SECURITIES
     COMMON STOCKS                    $  65,642,733   $               0   $    386,256   $   66,028,989
     INVESTMENT COMPANIES                   172,575                   0              0          172,575
     PREFERRED STOCKS                       165,060                   0         33,350          198,410
   INVESTMENT COMPANIES                   7,945,233                   0              0        7,945,233
                                      -------------   -----------------   ------------   --------------
   TOTAL                              $  73,925,601   $               0   $    419,606   $   74,345,207

As of June 30, 2010 the inputs used in valuing the Funds' other financial instruments, which are carried at fair value, were as follows:

                                                                        SIGNIFICANT
                                                    SIGNIFICANT OTHER   UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
   OTHER FINANCIAL INSTRUMENTS        (LEVEL 1)         (LEVEL 2)         (LEVEL 3)       TOTAL
---------------------------------   -------------   -----------------   ------------   -----------
FUTURES CONTRACTS
Index Portfolio                     $    (678,849)  $               0   $          0   $  (678,849)
International Core Portfolio               (3,204)                  0              0        (3,204)
International Index Portfolio            (662,710)                  0              0      (662,710)
Small Cap Index Portfolio                 (33,500)                  0              0       (33,500)
                                    -------------   -----------------   ------------   -----------
   TOTAL                            $  (1,378,263)  $               0   $          0   $(1,378,263)
                                    -------------   -----------------   ------------   -----------
FORWARDS CONTRACTS
International Core Portfolio        $     (56,762)  $               0   $          0   $   (56,762)
International Index Portfolio              (1,216)                  0              0        (1,216)
                                    -------------   -----------------   ------------   -----------
   TOTAL                            $     (63,218)  $               0   $          0   $   (63,218)
                                    -------------   -----------------   ------------   -----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                           C&B LARGE    DISCIPLINED   EMERGING     EQUITY      EQUITY                  INTERNATIONAL  INTERNATIONAL
                              CAP        GROWTH        GROWTH      INCOME       VALUE        INDEX         CORE          GROWTH
                           PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------
CORPORATE BONDS AND NOTES
Balance as of September
  30, 2009                 $1,849,905   $   412,591   $ 798,669   $ 258,803   $1,287,041   $5,395,372  $           0  $           0
  Accrued discounts
   (premiums)                       0             0           0           0            0            0              0              0
  Realized gains or
   losses                  (1,162,965)     (259,380)   (502,093)   (162,700)    (809,114)  (3,391,865)             0              0
  Change in unrealized
   gains or losses            600,172       133,860     259,116     247,359      417,561    1,750,443              0              0
  Net purchases (sales)       795,295       177,377     343,357    (209,742)     553,311    2,319,530              0              0
  Transfers in and/or
   out of Level 3                   0             0           0           0            0            0              0              0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------
Balance as of
  June 30, 2010            $2,082,407   $   464,448   $ 899,049   $ 133,720   $1,448,799   $6,073,480  $           0  $           0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------
Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $  379,168   $    84,568   $ 163,701   $  24,346   $  263,800   $1,105,870  $           0  $           0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------

SHORT-TERM SECURITIES
Balance as of September
  30, 2009                 $        0   $         0   $       0   $       0   $        0   $        0  $      15,654  $      46,080
  Accrued discounts
   (premiums)                       0             0           0           0            0            0              0              0
  Realized gains or
   losses                           0             0           0           0            0            0        (15,262)       (44,928)
  Change in unrealized
   gains or losses                  0             0           0           0            0            0          3,914         11,520
  Net purchases (sales)             0             0           0           0            0            0         (4,306)       (12,672)
  Transfers in and/or
   out of Level 3                   0             0           0           0            0            0              0              0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------
Balance as of June 30,
  2010                     $        0   $         0   $       0   $       0   $        0   $        0  $           0  $           0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------

Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $        0   $         0   $       0   $       0   $        0   $        0  $           0  $           0
                           ----------   -----------   ---------   ---------   ----------   ----------  -------------  -------------

                                                                         LARGE                      SMALL        SMALL    STRATEGIC
                           INTERNATIONAL  INTERNATIONAL    LARGE CAP     COMPANY     SMALL CAP     COMPANY      COMPANY   SMALL CAP
                           INDEX          VALUE          APPRECIATION    GROWTH        INDEX        GROWTH       VALUE      VALUE
                           PORTFOLIO      PORTFOLIO        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
EQUITY SECURITIES
COMMON STOCKS
Balance as of
  September 30, 2009       $          14  $           0  $          0  $         0  $         0  $         0  $        0  $       0
  Accrued discounts                    0              0             0            0            0            0           0          0
   (premiums)
  Realized gains or
   losses                              0              0             0            0            0            0           0          0
  Change in unrealized
   gains or losses                   (72)             0             0            0            0            0           0          0
  Net purchases (sales)              619              0             0            0            0            0           0          0
  Transfers in and/or
   out of Level 3                      0         81,308             0            0            0            0           0    386,256
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
  2010                     $         561  $      81,308  $          0  $         0  $         0  $         0  $        0  $ 386,256
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $         (72) $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

PREFERRED STOCKS
Balance as of September
  30, 2009                 $           0  $           0  $          0  $         0  $         0  $         0  $        0  $  42,400
  Accrued discounts
   (premiums)                          0              0             0            0            0            0           0          0
  Realized gains or
   losses                              0              0             0            0            0            0           0        368
  Change in unrealized
   gains or losses                     0              0             0            0            0            0           0      1,566
  Net purchases (sales)                0              0             0            0            0            0           0    (10,984)
  Transfers in and/or out
   of Level 3                          0              0             0            0            0            0           0          0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
  2010                     $           0  $           0  $          0  $         0  $         0  $         0  $        0  $  33,350
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $           0  $           0  $          0  $         0  $         0  $         0  $        0  $   1,566
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

WARRANTS
Balance as of September
  30, 2009                 $       3,065  $           0  $          0  $         0  $         0  $         0  $        0  $       0
  Accrued discounts
   (premiums)                          0              0             0            0            0            0           0          0
  Realized gains or
   losses                              0              0             0            0            0            0           0          0
  Change in unrealized
   gains or losses                     0              0             0            0            0            0           0          0
  Net purchases (sales)                0              0             0            0            0            0           0          0
  Transfers in and/or
   out of Level 3                 (3,065)             0             0            0            0            0           0          0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
  2010                     $           0  $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $           0  $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

RIGHTS
Balance as of September
  30, 2009                 $           0  $     110,787  $          0  $         0  $         0  $         0  $        0  $       0
  Accrued discounts                    0              0             0            0            0            0           0          0
   (premiums)
  Realized gains or
   losses                             74              0             0            0            0            0           0          0
  Change in unrealized
   gains or losses                   (44)             0             0            0            0            0           0          0
  Net purchases (sales)            4,815              0             0            0            0            0           0          0
  Transfers in and/or out
   of Level 3                          0       (110,787)            0            0            0            0           0          0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
 2010                      $       4,845  $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Change in unrealized
 gains or losses included
 in earnings relating to
 securities still held at
 June 30, 2010             $         (44) $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

CORPORATE BONDS AND NOTES
Balance as of September
  30, 2009                 $           0  $           0  $    525,319  $ 2,779,188  $ 1,667,487  $ 2,211,209  $1,548,083  $       0
  Accrued discounts
   (premiums)                          0              0             0            0            0            0           0          0
  Realized gains or
   losses                              0              0      (330,248)  (1,747,170)  (1,048,286)  (1,390,103)   (973,221)         0
  Change in unrealized
   gains or losses                     0              0       483,977    2,779,977      540,992      717,394     502,251          0

  Net purchases (sales)                0              0      (390,141)  (2,495,278)     716,869      950,623     665,538          0
  Transfers in and/or out
    of Level 3                         0              0             0            0            0            0           0          0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
  2010                     $           0  $           0  $    288,907  $ 1,316,717  $ 1,877,062  $ 2,489,123  $1,742,651   $      0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Change in unrealized
  gains or losses included
  in earnings relating to
  securities still held at
  June 30, 2010            $           0  $           0  $     52,604  $   239,749  $   341,780  $   453,225  $  317,305  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

SHORT-TERM SECURITIES
Balance as of September
  30, 2009                 $      23,194  $     140,944  $          0  $         0  $         0  $         0  $        0  $       0
  Accrued discounts
    (premiums)                         0              0             0            0            0            0           0          0
  Realized gains or
    losses                       (22,614)      (137,420)            0            0            0            0           0          0
  Change in unrealized
    gains or losses                5,799         35,236             0            0            0            0           0          0
  Net purchases (sales)           (6,379)       (38,760)            0            0            0            0           0          0
  Transfers in and/or out
    of Level 3                         0              0             0            0            0            0           0          0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Balance as of June 30,
  2010                     $           0  $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------
Change in unrealized
  gains or losses included
  in earnings relating to
  securities still held at
  June 30, 2010            $           0  $           0  $          0  $         0  $         0  $         0  $        0  $       0
                           -------------  -------------  ------------  -----------  -----------  -----------  ----------  ---------

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust

                                        By:

                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

Date:  August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust

                                        By:

                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

                                        By:

                                               /s/ Kasey L. Phillips

                                               Kasey L. Phillips
                                               Treasurer

Date: August 25, 2010